March 31, 2001

                               TAXABLE
                               BOND
                               PORTFOLIOS

                               SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS






 Not FDIC Insured
  May Lose Value
No Bank Guarantee
                                                               [GRAPHIC OMITTED]
                                                                       BLACKROCK
                                                                           FUNDS
                                                        PURE INVESTMENT STYLE(R)

                                 BLACKROCK FUNDS

                             TAXABLE BOND PORTFOLIOS

* Low Duration Bond                  * GNMA
* Intermediate Government Bond       * Managed Income
* Intermediate Bond                  * International Bond
* Core Bond Total Return             * High Yield Bond
* Government Income


--------------------------------------------------------------------------------
                                TABLE of CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER.........................................................  1
PORTFOLIO SUMMARIES
      Low Duration Bond....................................................  2
      Intermediate Government Bond.........................................  3
      Intermediate Bond....................................................  4
      Core Bond Total Return...............................................  5
      Government Income....................................................  6
      GNMA.................................................................  7
      Managed Income.......................................................  8
      International Bond...................................................  9
      High Yield Bond...................................................... 10
      Note on Performance Information...................................... 11
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS......................... 12-45
      Intermediate Government Bond Statement of Assets & Liabilities....... 18
      Government Income Statement of Assets & Liabilities.................. 32
      GNMA Statement of Assets & Liabilities............................... 34
      International Bond Statement of Assets & Liabilities................. 42
      High Yield Bond Statement of Assets & Liabilities.................... 46
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.......................................... 48-49
      Statements of Cash Flows.......................................... 50-55
      Statements of Changes in Net Assets............................... 56-59
      Financial Highlights.............................................. 60-69
NOTES TO FINANCIAL STATEMENTS........................................... 70-83

--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

 BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

 BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

 BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

 BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

March 31, 2001

DEAR SHAREHOLDER:

      Attached, please find the Semi-Annual Report for the BlackRock Funds for the six-month period ending March 31, 2001. Clearly, the last six months have been challenging times for investors.

      Since our Annual Report of September 30, 2000, stocks continued to be extremely volatile. The S&P 500 declined 18.7 percent and the NASDAQ Composite was down more than 48.4 percent after reaching record highs in early 2000. Triggered by a slowing economy, both the S&P 500 and the NASDAQ Composite experienced steep declines for the first time in a decade. Like nearly all fund families, BlackRock's equity funds retreated during this period as stocks fell across the board.

      Despite the recent market downturn, BlackRock remains optimistic about the long-term prospects for stocks. To put things in perspective, consider three memorable market declines within the last five years and what happened to the S&P 500 Index. The S&P 500 dipped 29.5 percent in the 1987 Market Crash, 14.7 percent during the Gulf War and 15.4 percent during the Russian Crisis. But after bottoming out, the market came back an impressive 23.2, 33.6 and 39.8 percent just one year after each of these events. Although past performance is no guarantee of future results, looking back even further, the S&P 500 has returned an average annual rate of 12.3 percent during the last 50 years. While undoubtedly unpleasant to experience, market declines are not uncommon and BlackRock believes that the long-term growth prospects of stocks remain intact.

      In contrast to stocks, bonds have had a much more favorable investing environment in the past six months. The Lehman Brothers Aggregate Bond Index rose a healthy 7.3 percent due in part to the Federal Reserve lowering interest rates by 150 basis points in an attempt to stave off recession. Managed by one of the world's leading fixed income firms, BlackRock's bond funds continued to perform well.

      For investors with an appropriate mix of bonds in their overall portfolio, the favorable bond environment helped to offset some of the stock market declines. This again highlighted the importance of diversifying your portfolio to maintain an appropriate balance of stocks and bonds.

      We have always maintained that asset allocation should be a critical component of your investment strategy. That is why BlackRock has created a wide range of both stock and bond funds covering nearly all the risk and reward areas to fit your needs. We believe the best strategy for most investors is to work with a financial advisor to set goals, and then plan and implement an asset allocation strategy that fits the situation. Portfolios not in line with an investor's risk profile will ultimately disappoint.

      While the environment for investing has been quite challenging, we are confident in our organization and our disciplined approach to investing. We appreciate your confidence in BlackRock Funds and welcome the opportunity to help you achieve your investment goals.

Sincerely,

/s/Anne Ackerley

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                           LOW DURATION BOND PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $360.0 MILLION

PERFORMANCE BENCHMARK:
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS A RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE SECURITIES WITH MATURITIES FROM 1 TO 5 YEARS. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN DEBT SECURITIES OF FOREIGN ISSUERS AND UP TO 20% IN BELOW INVESTMENT GRADE SECURITIES RATED B OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o OVER THE COURSE OF THE SEMI-ANNUAL PERIOD, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO A SLOWING U.S. ECONOMY AND AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY AS THE FEDERAL RESERVE CUT SHORT-TERM RATES BY 150 BASIS POINTS. THE ONE-YEAR TREASURY YIELD FELL DRAMATICALLY FROM 6.09% ON SEPTEMBER 30, 2000 TO 4.09% ON MARCH 31, 2001 IN REACTION TO RATE CUTS BY THE FEDERAL RESERVE.
     o THE PORTFOLIO'S UNDERWEIGHT IN TREASURIES HURT PERFORMANCE AS TREASURIES RALLIED IN THE FACE OF ECONOMIC SLOWDOWN. THE PORTFOLIO BENEFITED FROM ITS OVERWEIGHT IN ASSET-BACKED SECURITIES.
     o THE PORTFOLIO CONTINUES TO OVERWEIGHT MORTGAGES VERSUS THE INDEX AS THE MANAGER BELIEVES THAT THEY HAVE BEEN UNDERVALUED. THE PORTFOLIO ALSO CONTINUES TO FOCUS ON HIGHER QUALITY ISSUES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND
  PORTFOLIO AND THE MERRILL 1-3 YEAR TREASURY INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

          Institutional   Service  Investor A   Investor B  Investor C    BlackRock  Merrill 1-3 Year
               Class       Class     Class         Class       Class        Class     Treasury Index
7/17/92      $10,000      $10,000    $ 9,700      $10,000     $10,000      $10,000     $10,000
Sep-92        10,079       10,079      9,777       10,079      10,079       10,079      10,288
Dec-92        10,137       10,137      9,833       10,137      10,137       10,137      10,595
Mar-93        10,295       10,295      9,986       10,295      10,295       10,295      10,614
Jun-93        10,468       10,468     10,154       10,468      10,468       10,468      10,848
Sep-93        10,620       10,620     10,302       10,620      10,620       10,620      10,965
Dec-93        10,711       10,711     10,390       10,711      10,711       10,711      11,122
Mar-94        10,691       10,691     10,370       10,691      10,691       10,691      11,188
Jun-94        10,713       10,713     10,391       10,713      10,713       10,713      11,132
Sep-94        10,837       10,837     10,512       10,837      10,837       10,837      11,141
Dec-94        10,860       10,860     10,534       10,860      10,860       10,860      11,251
Mar-95        11,214       11,214     10,878       11,214      11,214       11,214      11,251
Jun-95        11,521       11,521     11,175       11,521      11,521       11,521      11,629
Sep-95        11,767       11,767     11,414       11,767      11,767       11,767      12,002
Dec-95        12,001       12,001     11,641       12,001      12,001       12,001      12,182
Mar-96        12,023       12,009     11,644       12,004      12,004       12,023      12,489
Jun-96        12,149       12,125     11,752       12,115      12,115       12,149      12,531
Sep-96        12,347       12,313     11,929       12,298      12,298       12,347      12,657
Dec-96        12,610       12,565     12,168       12,537      12,537       12,610      12,866
Mar-97        12,668       12,614     12,210       12,556      12,556       12,668      13,110
Jun-97        12,938       12,876     12,459       12,789      12,789       12,938      13,197
Sep-97        13,196       13,122     12,692       13,003      13,003       13,199      13,487
Dec-97        13,370       13,286     12,845       13,135      13,135       13,379      13,752
Mar-98        13,588       13,492     13,039       13,309      13,309       13,602      13,983
Jun-98        13,808       13,699     13,235       13,483      13,483       13,828      14,197
Sep-98        14,156       14,035     13,552       13,781      13,781       14,182      14,634
Dec-98        14,256       14,125     13,634       13,838      13,838       14,288      14,745
Mar-99        14,425       14,280     13,778       13,958      13,958       14,461      14,834
Jun-99        14,521       14,366     13,854       14,008      14,008       14,564      14,918
Sep-99        14,709       14,541     14,016       14,146      14,146       14,758      15,106
Dec-99        14,835       14,656     14,120       14,209      14,209       14,876      15,197
Mar-00        15,029       14,836     14,288       14,351      14,351       15,077      15,387
Jun-00        15,273       15,065     14,502       14,555      14,539       15,327      15,651
Sep-00        15,635       15,410     14,829       14,855      14,839       15,696      15,980
Dec-00        16,063       15,820     15,217       15,216      15,200       16,133      16,412
Mar-01        16,507       16,244     15,634       15,589      15,572       16,600      16,864

                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 Year   3 Year  5 Year  From Inception
                                    ------   ------  ------ ----------------
  BlackRock Class                   10.10%   6.86%   6.67%       6.00%
  Institutional Class                9.82%   6.70%   6.55%       5.92%
  Service Class                      9.49%   6.38%   6.23%       5.73%
  Investor A Class (Load Adjusted)   6.14%   5.16%   5.43%       5.26%
  Investor A Class (NAV)             9.42%   6.24%   6.07%       5.63%
  Investor B Class (Load Adjusted)   4.11%   4.35%   5.04%       5.23%
  Investor B Class (NAV)             8.61%   5.41%   5.37%       5.23%
  Investor C Class (Load Adjusted)   7.50%   5.41%   5.37%       5.23%
  Investor C Class (NAV)             8.50%   5.41%   5.37%       5.23%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 7/17/92; Service, 1/12/96; Investor A Shares, 1/12/96; Investor B Shares, 11/18/96; Investor C Shares, 2/24/97; and BlackRock Shares, 6/3/97. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $356.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS
AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 2 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o OVER THE COURSE OF THE SEMI-ANNUAL PERIOD, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY AS THE FEDERAL RESERVE CUT SHORT-TERM RATES BY 150 BASIS POINTS. THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.98% ON MARCH 31, 2001.
     o THE MANAGER OVERWEIGHTED MORTGAGE PASS-THROUGH SECURITIES THROUGHOUT THE PERIOD IN ORDER TO CAPITALIZE ON THE SECTOR'S RELATIVE VALUE. THIS HURT THE PORTFOLIO'S PERFORMANCE AS TREASURIES RALLIED DUE TO A FLIGHT TO QUALITY BY INVESTORS IN THE FACE OF ECONOMIC SLOWDOWN. THE PORTFOLIO BENEFITED FROM ITS OVERWEIGHT IN ASSET-BACKED SECURITIES DURING THE PERIOD.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

         Institutional   Service     Investor A    Investor B    Investor C      Lehman Intermediate
            Class        Class          Class        Class          Class         Government Index
4/20/92    $10,000      $10,000        $ 9,600       $10,000       $10,000              $10,000
Jun-92      10,276       10,276          9,865        10,276        10,276               10,000
Sep-92      10,714       10,714         10,286        10,714        10,714               10,746
Dec-92      10,626       10,626         10,201        10,626        10,626               10,746
Mar-93      10,986       10,986         10,547        10,986        10,986               10,746
Jun-93      11,218       11,218         10,769        11,218        11,218               10,746
Sep-93      11,452       11,448         10,990        11,448        11,448               11,567
Dec-93      11,454       11,447         10,984        11,442        11,442               11,567
Mar-94      11,181       11,166         10,715        11,161        11,161               11,567
Jun-94      11,043       11,022         10,576        11,016        11,016               11,567
Sep-94      11,097       11,070         10,621        11,063        11,063               11,393
Dec-94      11,070       11,036         10,589        11,030        11,030               11,383
Mar-95      11,567       11,524         11,057        11,517        11,517               11,857
Jun-95      12,056       12,002         11,515        11,995        11,995               12,411
Sep-95      12,239       12,173         11,680        12,166        12,166               12,605
Dec-95      12,597       12,520         12,022        12,523        12,523               13,026
Mar-96      12,531       12,445         11,933        12,430        12,430               12,919
Jun-96      12,607       12,511         11,991        12,491        12,491               13,006
Sep-96      12,831       12,723         12,190        12,698        12,698               13,229
Dec-96      13,153       13,033         12,482        12,981        12,981               13,535
Mar-97      13,150       13,021         12,464        12,938        12,938               13,531
Jun-97      13,517       13,375         12,797        13,260        13,260               13,910
Sep-97      13,867       13,711         13,112        13,561        13,561               14,266
Dec-97      14,170       14,000         13,383        13,816        13,816               14,581
Mar-98      14,381       14,197         13,567        13,979        13,979               14,800
Jun-98      14,657       14,460         13,811        14,204        14,204               15,075
Sep-98      15,230       15,014         14,334        14,714        14,714               15,779
Dec-98      15,250       15,021         14,336        14,688        14,688               15,819
Mar-99      15,276       15,035         14,343        14,667        14,667               15,776
Jun-99      15,195       14,945         14,251        14,546        14,546               15,746
Sep-99      15,344       15,081         14,375        14,644        14,644               15,907
Dec-99      15,376       15,100         14,402        14,630        14,744               16,069
Mar-00      15,626       15,334         14,604        14,823        14,939               16,331
Jun-00      15,897       15,587         14,854        15,033        15,151               16,628
Sep-00      16,350       16,019         15,259        15,415        15,536               17,074
Dec-00      16,953       16,597         15,802        15,936        16,061               17,752
Mar-01      17,496       17,117         16,289        16,398        16,527               18,284


                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year   3 Year   5 Year   From Inception
                                     ------   ------   ------  ----------------
  Institutional Class                11.96%    6.75%    6.90%        6.45%
  Service Class                      11.63%    6.43%    6.58%        6.19%
  Investor A Class (Load Adjusted)    7.04%    4.86%    5.56%        5.60%
  Investor A Class (NAV)             11.54%    6.29%    6.42%        6.09%
  Investor B Class (Load Adjusted)    6.12%    4.41%    5.37%        5.68%
  Investor B Class (NAV)             10.62%    5.47%    5.70%        5.68%
  Investor C Class (Load Adjusted)    9.62%    5.47%    5.70%        5.68%
  Investor C Class (NAV)             10.62%    5.47%    5.70%        5.68%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/11/92; Service Shares, 7/29/93; Investor C Shares, 10/8/96; and Investor B Shares, 10/11/96. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                           INTERMEDIATE BOND PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $791.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 2 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o OVER THE COURSE OF THE SEMI-ANNUAL PERIOD, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO A SLOWING U.S. ECONOMY AND AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. THE YIELD ON THE 5-YEAR TREASURY FELL FROM 5.88% ON SEPTEMBER 30, 2000 TO 4.60% ON MARCH 31, 2001.
     o FOR THE PERIOD, THE PORTFOLIO OUTPERFORMED THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX BECAUSE OF AN OVERWEIGHT IN ASSET-BACKED SECURITIES. THE PORTFOLIO'S RETURNS SUFFERED DUE TO ITS UNDERWEIGHT IN TREASURIES AND ITS OVERWEIGHT IN MORTGAGES, AS TREASURIES RALLIED ON THE SHORT-END OF THE YIELD CURVE AND OUTPERFORMED MORTGAGES.
     o THE PORTFOLIO'S PERFORMANCE BENEFITED FROM THE PERFORMANCE OF TREASURY INFLATED PROTECTED SECURITIES (TIPS) AS DEMAND FOR TIPS ROSE AS INVESTORS FLOCKED TO HIGHER QUALITY SECURITIES.
     o A LARGE PORTION OF THE PORTFOLIO REMAINS INVESTED IN CORPORATE SECURITIES. THE MANAGER REMAINS FOCUSED ON HIGH CREDIT QUALITY ISSUES WITH AMPLE LIQUIDITY AS ECONOMIC FUNDAMENTALS ARE NOT SO POSITIVE FOR CORPORATE BONDS DUE TO TROUBLING EARNINGS AND THE LIMITED IMPACT OF FEDERAL RESERVE ACTION.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.



 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND
  PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

          Institutional     Service    Investor A     Investor B   Investor C   BlackRock   Lehman Brothers Intermediate
              Class          Class        Class         Class         Class      Class         Government/Credit Index
9/17/93     $10,000        $10,000      $ 9,600        $10,000      $10,000     $10,000                 $10,000
Dec-93        9,954          9,945        9,610          9,945        9,945       9,954                  10,037
Mar-94        9,675          9,660        9,547          9,660        9,660       9,675                   9,833
Jun-94        9,592          9,572        9,274          9,572        9,572       9,592                   9,774
Sep-94        9,655          9,628        9,188          9,626        9,626       9,655                   9,854
Dec-94        9,644          9,611        9,241          9,610        9,610       9,644                   9,843
Mar-95       10,044         10,003        9,225         10,002       10,002      10,044                  10,274
Jun-95       10,498         10,447        9,601         10,441       10,441      10,498                  10,788
Sep-95       10,696         10,636       10,023         10,620       10,620      10,696                  10,965
Dec-95       11,051         10,983       10,194         10,965       10,965      11,051                  11,349
Mar-96       10,966         10,890       10,526         10,878       10,878      10,966                  11,255
Jun-96       11,046         10,962       10,442         10,945       10,945      11,046                  11,325
Sep-96       11,241         11,147       10,506         11,125       11,125      11,241                  11,526
Dec-96       11,527         11,422       10,679         11,394       11,394      11,527                  11,809
Mar-97       11,522         11,408       10,938         11,375       11,375      11,522                  11,247
Jun-97       11,863         11,737       10,920         11,712       11,712      11,863                  11,579
Sep-97       12,184         12,047       11,243         12,016       12,016      12,184                  11,891
Dec-97       12,403         12,255       11,534         12,217       12,217      12,403                  12,145
Mar-98       12,601         12,440       11,728         12,391       12,391      12,601                  12,334
Jun-98       12,825         12,652       11,923         12,573       12,573      12,825                  12,566
Sep-98       13,257         13,070       12,310         12,958       12,958      13,262                  13,130
Dec-98       13,282         13,084       12,319         12,942       12,942      13,293                  13,168
Mar-99       13,354         13,146       12,372         12,973       12,973      13,370                  13,143
Jun-99       13,298         13,090       12,305         12,880       12,880      13,319                  13,092
Sep-99       13,403         13,214       12,418         12,991       12,991      13,428                  13,212
Dec-99       13,414         13,214       12,413         12,961       12,961      13,581                  13,219
Mar-00       13,642         13,429       12,596         13,142       13,142      13,818                  13,417
Jun-00       13,889         13,663       12,810         13,339       13,339      14,073                  13,644
Sep-00       14,325         14,082       13,212         13,717       13,733      14,521                  14,037
Dec-00       14,850         14,589       13,682         14,193       14,209      15,075                  14,556
Mar-01       15,358         15,076       14,134         14,619       14,634      15,579                  15,049

                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year   3 Year   5 Year   From Inception
                                     ------   ------   ------  ----------------
  BlackRock Class                     12.76%   6.98%   7.06%       5.92%
  Institutional Class                 12.59%   6.82%   6.97%       5.86%
  Service Class                       12.26%   6.51%   6.66%       5.55%
  Investor A Class (Load Adjusted)     7.75%   4.89%   5.61%       4.85%
  Investor A Class (NAV)              12.20%   6.33%   6.48%       5.42%
  Investor B Class (Load Adjusted)     6.75%   4.48%   5.67%       5.10%
  Investor B Class (NAV)              11.25%   5.54%   5.99%       5.10%
  Investor C Class (Load Adjusted)    10.36%   5.57%   6.01%       5.11%
  Investor C Class (NAV)              11.36%   5.57%   6.01%       5.11%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/17/93; Service Shares, 9/23/93; Investor A Shares, 5/20/94; Investor B Shares, 2/5/98; BlackRock Shares, 5/1/98 and Investor C Shares, 10/16/98. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        CORE BOND TOTAL RETURN PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS A TOTAL RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o OVER THE COURSE OF THE SEMI-ANNUAL PERIOD, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY IN REACTION TO THE FEDERAL RESERVE CUTTING SHORT-TERM RATES BY 150 BASIS POINTS. THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.98% ON MARCH 31, 2001.
     o THROUGHOUT THE PERIOD, THE PORTFOLIO MAINTAINED AN OVERWEIGHT POSITION VERSUS THE INDEX IN SPREAD SECTORS, PARTICULARLY IN THE MORTGAGE, ASSET-BACKED, AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) SECTORS, WHICH OFFERED ATTRACTIVE YIELDS AND TOTAL RETURN OPPORTUNITIES VERSUS TREASURIES. CURRENTLY, THE PORTFOLIO IS UNDERWEIGHT TREASURIES VERSUS THE INDEX IN FAVOR OF CMBS AND AGENCY PASS-THROUGHS. MOST OF THE PORTFOLIO'S SECURITIES IN THE MORTGAGE SECTOR ARE SEASONED IN ORDER TO PROTECT THE PORTFOLIO FROM SOME PREPAYMENT RISK. WE ALSO DECREASED OUR ALLOCATION TO CORPORATES, IN ORDER TO LOWER THE PORTFOLIO'S CREDIT RISK, BUT MAINTAINED A RELATIVE OVERWEIGHT VERSUS THE BENCHMARK.
     o THE PORTFOLIO'S PERFORMANCE BENEFITED FROM THE PERFORMANCE OF TREASURY INFLATED PROTECTED SECURITIES (TIPS) AS DEMAND FOR TIPS ROSE AS INVESTORS FLOCKED TO HIGHER QUALITY SECURITIES.
     o THE BOND MARKET HAS TRADITIONALLY MOVED INVERSELY TO THE EQUITY MARKET. SINCE EQUITIES CONTINUE TO SHOW SIGNS OF A SLOWDOWN, WE ARE POSITIVE IN OUR OUTLOOK FOR THE BOND MARKET. HOWEVER, TREASURY YIELDS ARE DOWN AND PRICES ARE RICH, THEREFORE WE WILL CONTINUE TO HAVE A VERY UNDERWEIGHT POSITION IN TREASURIES RELATIVE TO THE BENCHMARK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND TOTAL RETURN PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

           Institutional    Service    Investor A    Investor B   Investor C     BlackRock   Lehman Aggregate
               Class         Class        Class        Class         Class        Class            Index
12/9/92      $10,000       $10,000      $ 9,600       $10,000      $10,000       $10,000         $10,000
Dec-92        10,033        10,033        9,631        10,033       10,033        10,033          10,192
Mar-93        10,416        10,416        9,999        10,416       10,416        10,416          10,487
Jun-93        10,688        10,688       10,261        10,688       10,688        10,688          10,751
Sep-93        11,021        11,021       10,581        11,021       11,021        11,021          11,010
Dec-93        11,005        11,005       10,565        11,005       11,005        11,005          11,123
Mar-94        10,715        10,715       10,286        10,715       10,715        10,715          10,574
Jun-94        10,612        10,612       10,188        10,612       10,612        10,612          10,760
Sep-94        10,695        10,695       10,267        10,695       10,695        10,695          10,605
Dec-94        10,749        10,749       10,319        10,749       10,749        10,749          10,866
Mar-95        11,269        11,269       10,818        11,269       11,269        11,269          11,349
Jun-95        11,931        11,931       11,453        11,931       11,931        11,931          11,848
Sep-95        12,166        12,166       11,680        12,166       12,166        12,166          12,265
Dec-95        12,703        12,703       12,195        12,703       12,703        12,703          12,707
Mar-96        12,405        12,399       11,900        12,396       12,396        12,405          12,329
Jun-96        12,473        12,466       11,957        12,432       12,432        12,473          12,503
Sep-96        12,722        12,706       12,182        12,642       12,642        12,722          12,980
Dec-96        13,157        13,134       12,584        13,035       13,035        13,157          13,120
Mar-97        13,121        13,088       12,534        12,940       12,940        13,121          13,007
Jun-97        13,563        13,523       13,026        13,604       13,604        13,564          13,484
Sep-97        14,002        13,950       13,432        14,003       14,003        14,009          13,932
Dec-97        14,348        14,283       13,748        14,305       14,305        14,360          14,342
Mar-98        14,580        14,503       13,954        14,493       14,493        14,599          14,562
Jun-98        14,926        14,836       14,268        14,791       14,791        14,950          14,903
Sep-98        15,483        15,377       14,783        15,297       15,297        15,514          15,534
Dec-98        15,520        15,403       14,801        15,287       15,287        15,557          15,586
Mar-99        15,498        15,371       14,762        15,219       15,219        15,542          15,507
Jun-99        15,346        15,220       14,600        15,024       15,020        15,353          15,370
Sep-99        15,457        15,319       14,687        15,086       15,081        15,469          15,475
Dec-99        15,423        15,275       14,637        15,008       15,003        15,443          15,433
Mar-00        15,808        15,646       14,986        15,338       15,333        15,837          15,774
Jun-00        16,080        15,902       15,209        15,537       15,532        16,115          16,047
Sep-00        16,582        16,388       15,684        15,992       15,988        16,625          16,530
Dec-00        17,307        17,092       16,350        16,624       16,637        17,358          17,226
Mar-01        17,824        17,590       16,836        17,088       17,082        17,882          17,750

                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year   3 Year    5 Year   From Inception
                                     ------   ------    ------  ----------------
  BlackRock Class                    12.92%    7.09%     7.65%       7.28%
  Institutional Class                12.75%    6.93%     7.51%       7.21%
  Service Class                      12.42%    6.61%     7.20%       7.01%
  Investor A Class (Load Adjusted)    7.90%    5.02%     6.17%       6.39%
  Investor A Class (NAV)             12.35%    6.46%     7.04%       6.91%
  Investor B Class (Load Adjusted)    6.91%    4.57%     5.90%       6.41%
  Investor B Class (NAV)             11.41%    5.63%     6.22%       6.41%
  Investor C Class (Load Adjusted)   10.41%    5.64%     6.22%       6.41%
  Investor C Class (NAV)             11.41%    5.64%     6.22%       6.41%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 12/9/92; Service Shares, 1/12/96; Investor A Shares, 1/31/96; Investor B Shares, 3/18/96; Investor C Shares, 2/28/97; and BlackRock Shares, 5/1/97. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                           GOVERNMENT INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $37.6 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o OVER THE COURSE OF THE SEMI-ANNUAL PERIOD, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.98% ON MARCH 31, 2001.
     o THE MANAGER OVERWEIGHTED MORTGAGE PASS-THROUGH SECURITIES THROUGHOUT THE PERIOD IN ORDER TO CAPITALIZE ON THE SECTOR'S RELATIVE VALUE. THIS HURT THE PORTFOLIO'S PERFORMANCE AS TREASURIES RALLIED DUE TO A FLIGHT TO QUALITY BY INVESTORS IN THE FACE OF ECONOMIC SLOWDOWN. THE PORTFOLIO BENEFITED FROM ITS OVERWEIGHT IN ASSET-BACKED SECURITIES DURING THE PERIOD.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR TREASURY
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

        Investor A   Investor B Investor C    Lehman Brothers Mortgage Index/
                                           Merrill Lynch 10 Year Treasury Index
10/3/94   $ 9,550     $10,000    $10,000                  $10,000
Dec-94      9,541       9,975      9,975                   10,037
Mar-95     10,024      10,462     10,462                   10,588
Jun-95     10,718      11,168     11,168                   11,335
Sep-95     10,912      11,350     11,350                   11,537
Dec-95     11,353      11,793     11,793                   12,059
Mar-96     11,132      11,536     11,536                   11,779
Jun-96     11,156      11,540     11,540                   11,887
Sep-96     11,393      11,766     11,766                   12,108
Dec-96     11,740      12,101     12,101                   12,497
Mar-97     11,713      12,052     12,052                   12,368
Jun-97     12,171      12,499     12,499                   12,502
Sep-97     12,588      12,904     12,904                   12,906
Dec-97     12,975      13,277     13,277                   13,212
Mar-98     13,182      13,464     13,464                   13,410
Jun-98     13,510      13,774     13,774                   13,641
Sep-98     13,988      14,235     14,235                   14,002
Dec-98     14,012      14,233     14,233                   13,281
Mar-99     13,894      14,086     14,086                   13,132
Jun-99     13,693      13,855     13,855                   12,889
Sep-99     13,793      13,930     13,930                   12,973
Dec-99     13,696      13,531     13,807                   12,842
Mar-00     13,992      13,522     14,079                   13,188
Jun-00     14,299      13,792     14,361                   13,432
Sep-00     14,812      14,118     14,835                   13,786
Dec-00     15,538      14,783     15,550                   14,509
Mar-01     15,980      15,177     15,948                   14,843

                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year     3 Year   5 Year  From Inception
                                     ------     ------   ------  --------------
  Investor A Class (Load Adjusted)    9.06%     4.98%    6.50%      7.49%
  Investor A Class (NAV)             14.20%     6.62%    7.50%      8.25%
  Investor B Class (Load Adjusted)    8.87%     4.78%    6.39%      7.47%
  Investor B Class (NAV)             13.37%     5.83%    6.70%      7.47%
  Investor C Class (Load Adjusted)   12.26%     5.80%    6.68%      7.44%
  Investor C Class (NAV)             13.26%     5.80%    6.68%      7.44%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 10/3/94; Investor B Shares, 10/3/94; and Investor C Shares, 2/28/97. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                 GNMA PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $102.8 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN GNMA INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMAS"), AS WELL AS OTHER U.S. GOVERNMENT SECURITIES IN THE 5 TO 10 YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o OVER THE COURSE OF THE SEMI-ANNUAL PERIOD, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO THE SLOWING U.S. ECONOMY AND THE AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY AS THE FEDERAL RESERVE CUT SHORT-TERM RATES BY 150 BASIS POINTS. THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.98% ON MARCH 31, 2001.
     o GNMAS HAVE PERFORMED WELL AS A TREASURY SUBSTITUTE SINCE IT IS THE ONLY OTHER ASSET CLASS BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. IN THE FACE OF ECONOMIC SLOWDOWN, A FLIGHT TO QUALITY BY INVESTORS INCREASED DEMAND FOR GNMAS AND OTHER AGENCIES.
     o AGENCIES OUTPERFORMED TREASURIES DURING THE FIRST HALF OF THE PERIOD BUT UNDERPERFORMED IN 2000 DUE TO GOVERNMENT SPONSORED ENTERPRISE (GSE) REFORMS SEEKING TO END THE QUASI-GOVERNMENTAL STATUS OF FNMA AND FHLMC.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA PORTFOLIO AND
    THE LEHMAN GNMA INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

         Institutional   Service     Investor A    Investor B    Investor C      Lehman GNMA
            Class        Class          Class        Class          Class            Index
9/1/86      $10,000     $10,000        $ 9,550      $10,000       $10,000          $10,000
Dec-86       10,296      10,289          9,822       10,265        10,265           10,357
Mar-87       10,411      10,396          9,919       10,348        10,348           10,588
Jun-87       10,251      10,228          9,756       10,158        10,158           10,450
Sep-87       10,265      10,234          9,757       10,141        10,141           10,191
Dec-87       10,407      10,368          9,880       10,250        10,250           10,801
Mar-88       10,684      10,636         10,132       10,491        10,491           11,256
Jun-88       10,883      10,826         10,308       10,654        10,654           11,461
Sep-88       11,009      10,943         10,415       10,744        10,744           11,719
Dec-88       11,149      11,074         10,536       10,848        10,848           11,754
Mar-89       11,192      11,109         10,564       10,857        10,857           11,888
Jun-89       11,633      11,537         10,967       11,250        11,250           12,865
Sep-89       11,673      11,569         10,992       11,255        11,255           13,052
Dec-89       12,063      11,947         11,347       11,596        11,596           13,597
Mar-90       12,170      12,044         11,434       11,664        11,664           13,593
Jun-90       12,350      12,213         11,590       11,800        11,800           14,109
Sep-90       12,473      12,325         11,691       11,881        11,881           14,285
Dec-90       13,090      12,925         12,255       12,431        12,431           15,036
Mar-91       13,442      13,262         12,570       12,727        12,727           15,498
Jun-91       13,652      13,460         12,751       12,887        12,887           15,801
Sep-91       14,417      14,204         13,451       13,569        13,569           16,659
Dec-91       15,188      14,952         14,153       14,251        14,251           17,448
Mar-92       14,951      14,708         13,916       13,986        13,986           17,314
Jun-92       15,594      15,329         14,498       14,544        14,544           17,998
Sep-92       16,125      15,839         14,974       14,994        14,994           18,562
Dec-92       16,208      15,908         15,033       15,024        15,024           18,741
Mar-93       16,824      16,501         15,586       15,549        15,549           19,275
Jun-93       17,214      16,871         15,929       15,861        15,861           19,636
Sep-93       17,430      17,070         16,111       16,042        16,012           19,785
Dec-93       17,481      17,108         16,140       16,071        16,010           19,974
Mar-94       16,843      16,470         15,531       15,465        15,378           19,491
Jun-94       16,658      16,278         15,343       15,278        15,163           19,384
Sep-94       16,743      16,348         15,403       15,337        15,193           19,544
Dec-94       16,863      16,453         15,495       15,429        15,256           19,674
Mar-95       17,811      17,365         16,348       16,278        16,065           20,712
Jun-95       18,849      18,364         17,281       17,207        16,950           21,807
Sep-95       19,228      18,718         17,608       17,533        17,239           22,294
Dec-95       19,853      19,313         18,159       18,081        17,745           23,029
Mar-96       19,692      19,142         17,990       17,913        17,548           22,957
Jun-96       19,829      19,261         18,094       18,017        17,617           23,120
Sep-96       20,211      19,617         18,420       18,341        17,901           23,606
Dec-96       20,790      20,164         18,927       18,846        18,359           24,303
Mar-97       20,814      20,172         18,927       18,846        18,324           24,335
Jun-97       21,606      20,924         19,625       19,541        18,964           25,284
Sep-97       22,280      21,561         20,214       20,127        19,497           26,029
Dec-97       22,672      21,924         20,545       20,457        19,779           26,620
Mar-98       22,888      22,116         20,716       20,627        19,907           27,051
Jun-98       23,384      22,574         21,136       21,046        20,277           27,509
Sep-98       23,922      23,077         21,599       21,507        20,682           28,212
Dec-98       24,192      23,322         21,817       21,683        20,852           28,463
Mar-99       24,379      23,485         21,959       21,783        20,948           28,747
Jun-99       24,600      23,680         22,133       21,914        21,074           29,009
Sep-99       24,320      23,393         21,856       21,598        20,770           28,887
Dec-99       24,259      23,318         21,775       21,479        20,656           29,011
Mar-00       24,781      23,801         22,217       21,875        21,036           29,577
Jun-00       25,385      24,363         22,733       22,340        21,461           30,204
Sep-00       26,190      25,116         23,403       22,979        22,077           31,110
Dec-00       27,136      26,002         24,318       23,738        22,805           32,233
Mar-01       27,955      26,769         25,023       24,383        23,426           33,104

                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year     5 Year  10 Year   From Inception
                                     ------     ------  -------   --------------
  Institutional Class                 12.81%    7.57%     7.74%       8.05%
  Service Class                       12.48%    7.24%     7.42%       7.72%
  Investor A Class (Load Adjusted)     8.07%    6.25%     6.83%       7.16%
  Investor A Class (NAV)              12.62%    7.12%     7.27%       7.57%
  Investor B Class (Load Adjusted)     6.96%    5.96%     5.93%       6.74%
  Investor B Class (NAV)              11.46%    6.27%     6.44%       6.74%
  Investor C Class (Load Adjusted)    10.36%    6.25%     6.43%       6.73%
  Investor C Class (NAV)              11.36%    6.25%     6.43%       6.73%

In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the GNMA Portfolio was established to receive the assets of the GNMA Fund of PNC Bank. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the GNMA Fund for periods prior to the CTF Conversion.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            MANAGED INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $1.4 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o OVER THE COURSE OF THE SEMI-ANNUAL PERIOD, THE TREASURY YIELD CURVE STEEPENED SIGNIFICANTLY AS THE BOND MARKET RALLIED IN RESPONSE TO A SLOWING U.S. ECONOMY AND AGGRESSIVE INTEREST RATE CUTS BY THE FEDERAL RESERVE. TREASURY YIELDS ON THE SHORT-END OF THE YIELD CURVE FELL SHARPLY AS THE FEDERAL RESERVE CUT SHORT-TERM RATES BY 150 BASIS POINTS. THE YIELD ON THE 10-YEAR TREASURY FELL FROM 5.82% ON SEPTEMBER 30, 2000 TO 4.98% ON MARCH 31, 2001.
     o IN LINE WITH THE PORTFOLIO'S PRIMARY OBJECTIVE OF PROVIDING CURRENT INCOME, THE MANAGER MAINTAINED OVERWEIGHT POSITIONS VERSUS THE INDEX IN SPREAD SECTORS. THE PORTFOLIO INCREASED ITS OVERALL MORTGAGE EXPOSURE, FOCUSING ON MORTGAGE PASS-THROUGHS TO TAKE ADVANTAGE OF ATTRACTIVE YIELDS RELATIVE TO OTHER SPREAD SECTORS. THE PORTFOLIO DECREASED ITS TREASURY ALLOCATION AND ROTATED INTO MORTGAGES AND CORPORATES DUE TO THEIR ATTRACTIVE RELATIVE VALUE.
     o IN THE MORTGAGE SECTOR WE FAVOR SEASONED PASS-THROUGHS AND 15-YEAR SECURITIES, WHICH APPEAR TO OFFER AN ATTRACTIVE TOTAL RETURN OPPORTUNITY AND A SAFE HAVEN FROM PREPAYMENT RISK. WE CONTINUE TO OVERWEIGHT COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) GIVEN OUR OUTLOOK FOR STRONG PERFORMANCE IN THIS SECTOR. THE PORTFOLIO'S RETURNS SUFFERED DUE TO ITS UNDERWEIGHT IN TREASURIES AND ITS OVERWEIGHT IN MORTGAGES, AS TREASURIES RALLIED ON THE SHORT-END OF THE CURVE AND OUTPERFORMED MORTGAGES.
     o THE BOND MARKET HAS TRADITIONALLY MOVED INVERSELY TO THE EQUITY MARKET. SINCE EQUITIES CONTINUE TO SHOW SIGNS OF A SLOWDOWN, WE ARE POSITIVE IN OUR OUTLOOK FOR THE BOND MARKET. HOWEVER, TREASURY YIELDS ARE DOWN AND PRICES ARE RICH, THEREFORE WE WILL CONTINUE TO HAVE A VERY UNDERWEIGHT POSITION IN TREASURIES RELATIVE TO THE BENCHMARK.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                             SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

         Institutional   Service     Investor A    Investor B    Investor C      Lehman Brothers
            Class        Class          Class        Class          Class        Aggregate Index
11/1/89    $10,000       $10,000      $ 9,550      $10,000         $10,000            $10,000
Dec-89      10,105        10,105        9,650       10,000          10,000             10,027
Mar-90      10,004        10,004        9,554        9,900           9,900              9,946
Jun-90      10,306        10,306        9,843       10,199          10,199             10,309
Sep-90      10,380        10,380        9,913       10,272          10,272             10,397
Dec-90      10,943        10,943       10,451       10,830          10,830             10,923
Mar-91      11,161        11,161       10,659       11,045          11,045             11,227
Jun-91      11,259        11,259       10,752       11,142          11,142             11,411
Sep-91      11,910        11,910       11,374       11,786          11,786             12,059
Dec-91      12,580        12,580       12,014       12,449          12,449             12,671
Mar-92      12,290        12,290       11,737       12,162          12,162             12,509
Jun-92      12,749        12,749       12,175       12,617          12,617             13,014
Sep-92      13,316        13,316       12,717       13,177          13,177             13,574
Dec-92      13,323        13,323       12,724       13,185          13,185             13,609
Mar-93      14,022        14,022       13,391       13,876          13,876             14,172
Jun-93      14,457        14,457       13,806       14,306          14,306             14,549
Sep-93      14,935        14,940       14,263       14,780          14,780             14,928
Dec-93      14,881        14,862       14,186       14,701          14,701             14,936
Mar-94      14,370        14,343       13,690       14,186          14,186             14,507
Jun-94      14,110        14,079       13,422       13,909          13,909             14,357
Sep-94      14,145        14,104       13,440       13,927          13,927             14,445
Dec-94      14,215        14,166       13,492       13,981          13,981             14,500
Mar-95      14,894        14,835       14,122       14,634          14,634             15,231
Jun-95      15,744        15,671       14,909       15,449          15,449             16,159
Sep-95      16,022        15,935       15,153       15,702          15,702             16,477
Dec-95      16,701        16,602       15,778       16,350          16,350             17,179
Mar-96      16,369        16,260       15,443       16,003          16,003             16,872
Jun-96      16,437        16,315       15,490       16,051          16,051             16,969
Sep-96      16,716        16,580       15,734       16,304          16,304             17,281
Dec-96      17,277        17,123       16,243       16,831          16,831             17,800
Mar-97      17,227        17,060       16,177       16,762          16,762             17,701
Jun-97      17,848        17,663       16,740       17,346          17,346             18,351
Sep-97      18,432        18,228       17,267       17,892          17,892             18,960
Dec-97      18,913        18,689       17,697       18,338          18,338             19,517
Mar-98      19,189        18,949       17,936       18,585          18,585             19,818
Jun-98      19,692        19,432       18,384       19,050          19,050             20,282
Sep-98      20,137        19,856       18,778       19,457          19,457             21,140
Dec-98      20,292        19,993       18,900       19,582          19,582             21,212
Mar-99      20,304        19,989       18,888       19,570          19,570             21,103
Jun-99      20,097        19,769       18,673       19,312          19,312             20,918
Sep-99      20,252        19,907       18,796       19,402          19,402             21,060
Dec-99      20,169        19,810       18,697       19,265          19,265             21,003
Mar-00      20,604        20,212       19,039       19,619          19,579             21,467
Jun-00      20,959        20,545       19,364       19,896          19,835             21,839
Sep-00      21,640        21,199       19,951       20,483          20,420             22,496
Dec-00      22,577        22,100       20,811       21,304          21,241             23,443
Mar-01      23,279        22,769       21,433       21,900          21,817             24,156

                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year   5 Year   10 Year  From Inception
                                     ------   ------  -------- ----------------
  Institutional Class                12.98%    7.29%    7.63%      7.68%
  Service Class                      12.65%    6.97%    7.39%      7.47%
  Investor A Class (Load Adjusted)    7.49%    5.83%    6.76%      6.92%
  Investor A Class (NAV)             12.57%    6.81%    7.26%      7.35%
  Investor B Class (Load Adjusted)    7.13%    5.91%    6.07%      7.09%
  Investor B Class (NAV)             11.63%    6.23%    6.96%      7.09%
  Investor C Class (Load Adjusted)   10.43%    6.14%    6.92%      7.05%
  Investor C Class (NAV)             11.43%    6.14%    6.92%      7.05%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 2/5/92; Service Shares, 7/29/93; Investor B Shares, 7/15/97; and Investor C Shares, 11/22/99. See "Note on Performance Information" on page 11 for further information on how performance data was calculated. The comparative index from previous years has changed from the Salomon Broad Investment Grade Index to the Lehman Aggregate to more accurately reflect the type of holdings of Managed Income.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                          INTERNATIONAL BOND PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $89.2 MILLION

PERFORMANCE BENCHMARK:
     SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o OVER THE SEMI-ANNUAL PERIOD, YIELDS IN THE GLOBAL BOND MARKETS DECLINED. AUSTRALIA OUTPERFORMED WHILE CANADA UNDERPERFORMED WITHIN THE DOLLAR BLOC, AND THE U.K. LAGGED OTHER COUNTRIES IN EUROPE. JAPANESE GOVERNMENT BOND YIELDS DECLINED TO HISTORIC LOWS.
     o THE GLOBAL GROWTH OUTLOOK WAS DOWNGRADED SHARPLY, LED BY EXPECTATIONS FOR WEAKER ECONOMIC CONDITIONS IN JAPAN AND THE U.S. ALTHOUGH FORWARD LOOKING MANUFACTURING SURVEYS SUGGEST MODERATION, RESILIENT DOMESTIC DEMAND IN THE U.K. AND THE EURO AREA SUGGEST THAT THESE ECONOMIES CAN OUTPACE U.S. GROWTH THIS YEAR.
     o RESPONDING TO THE GROWTH SLOWDOWN, ALL MAJOR CENTRAL BANKS -- WITH THE EXCEPTION OF THE EUROPEAN CENTRAL BANK -- EASED AGGRESSIVELY DURING THE FIRST QUARTER. MOST CENTRAL BANKS MAINTAINED AN EASING BIAS, BUT HAVE NOT MATCHED THE AGGRESSIVE ACTIONS BY THE FEDERAL RESERVE.
     o THE PORTFOLIO'S PERFORMANCE WAS HELPED BY OVERWEIGHTS IN SHORT DURATION MORTGAGES IN SWEDEN AND DENMARK AND BY OVERWEIGHTS IN HIGH QUALITY SHORT INTERMEDIATE CORPORATES IN THE U.K., U.S. AND THE EURO AREA. THE PORFOLIO'S OVERWEIGHT IN U.S. ISSUES VERSUS CANADIAN ISSUES AND A 3%-4% ALLOCATION IN INVESTMENT GRADE EMERGING MARKETS SUCH AS POLAND AND MEXICO ALSO ENHANCED PERFORMANCE. PERFORMANCE WAS HURT BY UNDERWEIGHTS IN SHORT-TERM NOTES IN JAPAN AND 10-YEAR BONDS IN THE U.K.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
   PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

         Institutional   Service    Investor A  Investor B  Investor C       Salomon Non-U.S. Hedged
            Class         Class      Class       Class       Class       World Government Bond Index
7/1/91     $10,000       $10,000     $ 9,500    $10,000     $10,000                $10,000
Sep-91      10,360        10,360       9,894     10,360      10,360                 10,482
Dec-91      10,600        10,600      10,123     10,600      10,600                 10,909
Mar-92      10,470        10,470       9,999     10,470      10,470                 10,846
Jun-92      11,008        11,008      10,513     11,008      11,008                 11,157
Sep-92      11,298        11,298      10,789     11,298      11,298                 11,581
Dec-92      11,254        11,254      10,747     11,254      11,254                 11,766
Mar-93      11,717        11,717      11,190     11,717      11,717                 12,169
Jun-93      12,116        12,116      11,571     12,116      12,116                 12,483
Sep-93      12,689        12,689      12,118     12,689      12,689                 12,932
Dec-93      12,977        12,977      12,393     12,977      12,977                 13,225
Mar-94      12,715        12,715      12,143     12,715      12,715                 12,803
Jun-94      12,453        12,453      11,892     12,453      12,453                 12,561
Sep-94      12,369        12,369      11,812     12,369      12,369                 12,580
Dec-94      12,496        12,496      11,933     12,496      12,496                 12,732
Mar-95      13,545        13,545      12,936     13,545      13,545                 13,323
Jun-95      14,054        14,054      13,421     14,054      14,054                 14,016
Sep-95      14,302        14,302      13,658     14,302      14,302                 14,427
Dec-95      14,998        14,998      14,323     14,998      14,998                 15,032
Mar-96      15,051        15,051      14,374     15,051      15,051                 15,011
Jun-96      15,395        15,394      14,697     15,370      15,370                 15,291
Sep-96      16,002        15,989      15,259     15,928      15,928                 15,797
Dec-96      16,590        16,558      15,793     16,442      16,442                 16,340
Mar-97      16,762        16,717      15,938     16,562      16,562                 16,458
Jun-97      17,335        17,276      16,378     17,078      17,078                 16,988
Sep-97      17,859        17,783      16,853     17,539      17,539                 17,565
Dec-97      18,294        18,203      17,244     17,911      17,911                 18,069
Mar-98      18,777        18,671      17,679     18,328      18,328                 18,527
Jun-98      19,112        18,988      17,972     18,597      18,597                 18,955
Sep-98      20,092        19,947      18,872     19,529      19,492                 19,942
Dec-98      20,395        20,232      19,135     19,800      19,726                 20,052
Mar-99      20,697        20,518      19,397     20,071      19,958                 20,395
Jun-99      20,519        20,327      19,209     19,838      19,729                 20,266
Sep-99      20,474        20,266      19,143     19,733      19,624                 20,167
Dec-99      20,492        20,284      19,140     19,690      19,581                 20,403
Mar-00      20,923        20,692      19,517     20,044      19,934                 20,846
Jun-00      21,475        21,222      20,008     20,511      20,398                 21,223
Sep-00      21,918        21,642      20,397     20,870      20,755                 21,571
Dec-00      22,891        22,585      21,276     21,730      21,650                 22,365
Mar-01      23,696        23,365      22,001     22,430      22,345                 22,978

                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year   3 Year   5 Year    From Inception
                                    ------   ------   ------   ----------------
  Institutional Class               13.25%   8.06%    9.50%        9.24%
  Service Class                     12.92%   7.74%    9.18%        9.08%
  Investor A Class (Load Adjusted)   7.11%   5.73%    7.89%        8.41%
  Investor A Class (NAV)            12.73%   7.56%    9.00%        8.98%
  Investor B Class (Load Adjusted)   7.40%   5.73%    7.89%        8.57%
  Investor B Class (NAV)            11.90%   6.76%    8.19%        8.57%
  Investor C Class (Load Adjusted)  11.10%   6.82%    8.22%        8.59%
  Investor C Class (NAV)            12.10%   6.82%    8.22%        8.59%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Service Shares, 7/1/91; Investor B Shares, 4/19/96; Investor A Shares, 4/22/96; Institutional Shares, 6/10/96; and Investor C Shares, 9/11/96. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            HIGH YIELD BOND PORTFOLIO

TOTAL NET ASSETS (3/31/01):
     $139.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN HIGH YIELD INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE SECURITIES (RATED C OR HIGHER OR DEEMED TO BE OF COMPARABLE QUALITY) WHICH HAVE THE POTENTIAL FOR ABOVE-AVERAGE CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o FOLLOWING A SUBDUED FOURTH QUARTER, THE HIGH YIELD MARKET BEGAN 2001 WITH A MONTH LONG RALLY. FOR JANUARY, THE MARKET, AS MEASURED BY THE LEHMAN HIGH YIELD INDEX, POSTED A ONE-MONTH RETURN OF 7.49%. THIS POSITIVE MOMENTUM WAS SHORT LIVED AND FEBRUARY'S PERFORMANCE REFLECTED A MORE CAUTIOUS TONE. WITH THE POSSIBILITY OF A RECESSION STILL EVIDENT, HIGH YIELD MUTUAL FUND INFLOWS MODERATED AND THE MARKET BEGAN TO WEAKEN. THE WEAKNESS IN THE MARKET BECAME MORE PRONOUNCED IN MARCH. FOR THE FIRST QUARTER, THE CUMULATIVE TOTAL RETURN FOR THE LEHMAN HIGH YIELD INDEX WAS 6.36%.
     o INVESTORS CONTINUE TO FAVOR HIGHER QUALITY ISSUES. YEAR-TO-DATE, BB RATED BONDS OUTPERFORMED B RATED BONDS BY 98 BASIS POINTS.
     o DURING THE PERIOD, INVESTORS CONTINUED TO FA VOR SECTORS WITH STRONG MOMENTUM. CHEMICALS, RETAIL AND HEALTHCARE POSTED STRONG PERFORMANCE FOR THE FIRST QUARTER WITH RETURNS OF 9.64%, 14.24% AND 9.80%, WHILE TELECOM AND INFORMATION TECHNOLOGY RETURNED -2.43% AND -1.49%, RESPECTIVELY. HIGH YIELD TELECOM WAS EFFECTIVELY SHUT OUT OF THE CAPITAL MARKETS AND RETURNED A DISMAL -11.87% IN MARCH. TO UNDERSCORE THE SEVERITY OF THIS TELECOM RETRACTION, THE CUMULATIVE SIX-MONTH RETURN FOR THE HIGH YIELD TELECOM SECTOR WAS -26.46%.
     o THE PORTFOLIO REMAINED OVERWEIGHT B RATED BONDS AND UNDERWEIGHT BBB AND CCC RATED BONDS. THE PORTFOLIO FAVORS THE ENERGY AND RETAIL SECTORS, AND CONTINUES TO BE EXTREMELY CAUTIOUS OF THE TELECOM SECTOR.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2001, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND
      PORTFOLIO AND THE LEHMAN HIGH YIELD INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

          Institutional   Service   Investor A   Investor B    Investor C  BlackRock    Lehman High
              Class        Class       Class       Class         Class       Class      Yield Index
Nov-98      $10,000      $10,000     $ 9,500     $10,000       $10,000     $10,000        $10,000
Dec-98       10,128       10,106       9,616      10,113        10,113      10,110         10,160
Mar-99       10,466       10,435       9,926      10,418        10,418      10,452         10,347
Jun-99       10,622       10,584      10,062      10,542        10,542      10,613         10,383
Sep-99       10,592       10,548      10,022      10,481        10,481      10,587         10,235
Dec-99       11,013       10,960      10,397      10,864        10,852      11,011         10,403
Mar-00       10,883       10,822      10,272      10,703        10,702      10,884         10,159
Jun-00       10,985       10,919      10,334      10,779        10,815      10,995         10,276
Sep-00       10,906       10,836      10,235      10,677        10,749      10,924         10,335
Dec-00       10,206       10,132       9,566       9,957        10,026      10,226          9,793
Mar-01       10,749       10,663      10,063      10,091        10,528      10,774         10,416

                        FOR PERIOD ENDING MARCH 31, 2001

                           AVERAGE ANNUAL TOTAL RETURN

                                          1 Year         From Inception
                                          ------        ----------------
  BlackRock Class                          (0.94)%            3.23%
  Institutional Class                      (1.09)%            3.16%
  Service Class                            (1.39)%            2.78%
  Investor A Class (Load Adjusted)         (6.52)%            0.48%
  Investor A Class (NAV)                   (1.56)%            2.68%
  Investor B Class (Load Adjusted)         (6.82)%            0.38%
  Investor B Class (NAV)                   (2.42)%            1.84%
  Investor C Class (Load Adjusted)         (3.26)%            1.85%
  Investor C Class (NAV)                   (2.30)%            1.85%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: BlackRock Shares; Institutional Shares; Service Shares; Investor A Shares; Investor B Shares; and Investor C Shares, 11/19/98. See "Note on Performance Information" on page 11 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond Total Return and GNMA -- 4.00%; Government Income and Managed Income -- 4.50%; International Bond and High Yield Bond -- 5.00%; and Low Duration Bond -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 34.8%
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     6.35%**                            08/15/22     $   992      $    985,148
   U.S. Treasury Notes
     6.50%+                             02/28/02      35,000        35,727,615
     6.38%                              04/30/02       1,725         1,765,455
     6.63%                              05/31/02       1,055         1,084,480
     6.25%                           07/02-08/02       6,450         6,628,624
     6.13%                              08/31/02      23,080        23,689,335
     6.00%                              09/30/02         200           205,285
     5.63%                              11/30/02      13,670        13,970,863
     5.38%                              06/30/03       2,300         2,354,377
     4.75%#                             02/15/04      15,515        15,669,328
     5.88%                              11/15/04      11,900        12,431,680
     5.75%                              11/15/05      10,270        10,772,275
                                                                  ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $123,946,544)                                              125,284,465
                                                                  ------------
MORTGAGE PASS-THROUGHS -- 28.8%
   Federal Home Loan Mortgage Corp.
     7.25%                           07/06-06/08          25            25,759
     7.50%                              07/01/07       1,561         1,642,439
     8.25%                              06/01/09          48            49,440
     8.75%                              01/01/13         920           959,956
     6.87%**                            02/01/19       4,301         4,345,528
     7.22%**                            10/01/22       3,338         3,399,333
     7.51%**                            09/01/23       2,241         2,260,013
     7.06%**                            06/01/28       1,592         1,574,261
   Federal Home Loan Mortgage
     Corp. 30 Year Balloon
     8.25%                              09/01/09         232           240,489
     7.50%                              04/01/22         478           489,180
     6.96%                              07/01/27       2,799         2,853,184
   Federal Home Loan Mortgage Corp. Gold
     7.50%                           06/03-05/09       3,701         3,762,549
     7.00%                              09/01/11       2,347         2,395,491
   Federal National Mortgage Association
     6.00%**                         11/03-05/13       4,865         4,893,736
     7.00%                           06/04-03/13       3,343         3,410,676
     6.50%                           10/05-11/08       4,499         4,568,192
     5.50%                           06/09-04/16       7,819         7,677,597
     8.50%**                            02/01/24       4,366         4,524,585
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                           12/03-02/04       2,615         2,617,296
   Federal National Mortgage
     Association 15 Year Balloon
     7.00%                           12/08-09/14       5,306         5,433,053
     6.00%                           03/11-08/11       4,104         4,100,098
   Federal National Mortgage
     Association 1Year CMT ARM
     6.85%**                            08/01/16         607           618,600
     6.86%**                            11/01/16         976           994,386
     6.87%**                            08/01/18         386           391,859
     7.55%**                            07/01/21       2,786         2,839,731
     8.41%**                            08/01/22       1,711         1,763,737
   Federal National Mortgage
     Association ARM
     6.84%**                            02/01/21         614           625,039
     6.86%**                         05/24-05/36       2,208         2,241,545



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association
     7.38%**                         04/01-01/24     $ 7,204      $  7,346,201
     7.00%                           09/02-05/12       7,626         7,850,650
     7.25%                              04/15/06         262           267,815
     8.25%                           08/08-09/08       2,755         2,851,112
     8.00%                              09/15/08       4,806         4,965,509
     6.00%                              12/15/08       1,658         1,678,426
     7.50%                              04/15/13       2,242         2,323,615
     6.50%                           03/24-04/24         989           994,312
     7.75%**                            07/20/27         759           775,454
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A3
     7.07%**                            12/26/25         200           205,022
   MLCC Mortgage Investors, Inc.,
     Series 97-B, Class A
     5.85%**                            03/16/26       1,932         1,931,050
   MLCC Mortgage Investors, Inc.,
     Series 99-A, Class A
     5.54%**                            03/15/25       1,963         1,940,752
                                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $102,390,140)                                              103,827,670
                                                                  ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 8.0%
   Bayview Financial Acquisition Trust,
     Series 98-1, Class A1
     7.01%                              05/25/29       2,095         2,099,549
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%                              06/05/02         499           483,077
   Chase Commercial Mortgage
     Securities Corp., Series 99-2,
     Class A1
     7.03%                              10/15/08       1,167         1,215,398
   Comed Transitional Funding Trust,
     Series 98-1, Class A3
     5.34%                              03/25/04         605           605,986
   Conseco Finance Securitizations
     Corp., Series 00-2, Class A3
     8.07%                              12/01/31       2,900         3,049,756
   Copelco Capital Funding Corp.,
     Series 99-A, Class A3
     5.67%                              03/15/02       1,590         1,592,646
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Corp., Series 95-CF2,
     Class A1A
     6.65%                              12/17/27         151           151,665
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Corp., Series 96-CF2,
     Class A1A
     6.86%                              11/12/21       1,439         1,483,993
   Housing Securities, Inc., Series 93-G,
     Class G4A
     6.63%                              01/25/09       1,629         1,624,845
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     7.50%**                            01/15/24       1,697         1,680,075
   Illinois Power Special Purpose Trust,
     Series 98-1, Class A3
     5.31%                              06/25/04         875           875,814
   Lehman Brothers Commercial
     Conduit Mortgage Trust,
     Series 96-C2, Class A
     7.47%**                            06/25/06         863           904,920


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Merit Securities Corp., Series 98-11,
     Class 2A2
     5.36%**                            11/28/22     $   607      $    606,941
   PP&L Transition Bond Co. LLC,
     Series 99-1, Class A3
     6.60%                              03/25/05       1,000         1,019,550
   Prudential Home Mortgage Securities,
     Inc., Series 94-19, Class A2
     7.05%                              05/25/24         549           548,387
   Residential Funding Management
     Securities I, Series 97, Class A8
     7.50%                              06/25/27          58            57,422
   Salomon Brothers Mortgage
     Securities VII, Series 92-5,
     Class A1
     8.53%**                            11/25/22         116           116,271
   Structured Asset Mortgage
     Investments, Inc., Series 98-9,
     Class 2A2
     6.13%                              11/25/13       2,666         2,646,163
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A1
     6.35%                              01/25/28         600           602,475
   Washington Mutual, Series 00-1,
     Class A1
     5.34%**                            06/25/24       2,379         2,377,284
   Wilshire Funding Corp., Series 97,
     Class A1
     7.25%                              08/25/27         600           599,983
   Wilshire Funding Corp., Series 98-2,
     Class A3
     7.00%                              12/28/37       4,335         4,365,455
                                                                  ------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $28,293,885)                                                28,707,655
                                                                  ------------
PROJECT LOANS -- 0.6%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%
   (Cost $2,261,958)                    09/01/22       2,255         2,231,637
                                                                  ------------
ASSET BACKED SECURITIES-- 19.0%
   Amresco Independence Funding, Inc.,
     Series 99-1, Class A
     8.00%**                            06/15/26       2,567         2,554,626
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                              04/26/26         123            74,846
   Amsouth Auto Trust, Series 00-1,
     Class A3
     6.67%                              07/15/04       2,400         2,463,120
   Arcadia Automobile Receivables Trust,
     Series 98-E, Class A3
     5.75%                              10/15/06         417           421,567
   Bank One, Series 00-2, Class 4A
     6.67%**                            03/15/30       2,709         2,719,001
   Capital Auto Receivables Asset Trust,
     Series 00-2, Class A4
     6.46%                              07/15/06       4,200         4,283,916
   Captec Franchise Trust, Series 99-1,
     Class A1
     6.50%                              05/25/05       3,256         3,305,036



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

ASSET BACKED SECURITIES (CONTINUED)
   Chase Manhattan Auto Owner Trust,
     Series 00-A Class A3
     6.21%                              12/15/04     $ 3,250      $  3,318,555
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                              03/20/04         713           717,230
   Dayton Hudson Credit Card Master
     Trust, Series 97-1, Class A
     6.25%                              08/25/05         558           571,127
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                              03/15/02          15            14,974
   First Security Auto Owner Trust,
     Series 99-1, Class A4
     5.74%                              06/15/04         540           546,041
   First Security Auto Owner Trust,
     Series 00-1, Class A3
     7.30%                              07/15/04       1,825         1,876,812
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                              11/15/04       1,667         1,668,160
   Ford Credit Auto Owner Trust,
     Series 99-B, Class A4
     5.80%                              06/15/02          83            82,994
   Ford Credit Auto Owner Trust,
     Series 00-A, Class A3
     6.82%                              06/17/02       2,114         2,126,287
   Ford Credit Auto Owner Trust,
     Series 00-D, Class A4
     7.13%                              07/15/04         358           368,989
   Honda Auto Receivables Owner
     Trust, Series 00-1, Class A3
     6.62%                              07/15/04       3,425         3,501,514
   Mellon Auto Grantor Trust,
     Series 00-1, Class A
     7.18%                              10/15/06       3,397         3,500,790
     6.39%                              07/15/07       2,328         2,380,698
   Missouri Higher Education Loan
     Authority, Series 97, Class P
     5.86%**                            07/25/08       2,231         2,212,129
   Navistar Financial Corp. Owner
     Trust, Series 99-A, Class A3
     5.95%                              04/15/03       4,422         4,453,832
   Newcourt Equipment Trust Securities,
     Series 98-1, Class A3
     5.24%                              12/20/02       1,026         1,027,631
   Newcourt Equipment Trust Securities,
     Series 98-2, Class A3
     5.45%                              10/15/02          28            28,551
   Nissan Auto Lease Trust, Series 00-A,
     Class A3
     7.80%                              05/20/03         575           594,227
   Nissan Auto Receivables Owner
     Trust, Series 00-C, Class A3
     6.72%                              08/16/04       2,175         2,243,988
   Onyx Acceptance Auto Trust,
     Series 00-C, Class A3
     7.16%                              09/15/04         209           216,143
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                              01/20/12       1,670         1,698,125
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                            04/01/21       3,551         3,551,376


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                              STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

ASSET BACKED SECURITIES (CONTINUED)
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     7.60%**                            09/15/23     $   891      $    882,620
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     7.95%**                            09/15/23         474           473,425
   Premier Auto Trust, Series 98-3,
     Class A3
     5.88%                              12/08/01          51            50,520
   Premier Auto Trust, Series 98-3,
     Class B
     6.14%                              09/08/04         423           428,530
   Ryder Vehicle Lease Trust,
     Series 98-A, Class A
     6.10%                              09/15/08       2,409         2,436,708
   Ryder Vehicle Lease Trust,
     Series 99-A, Class A3
     6.68%                              04/15/04       2,450         2,485,984
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                              11/07/03         165           168,447
   SWB Loan Backed Certificates,
     Series 98-1, Class AV
     6.25%**                            09/15/24       2,195         2,176,657
   The Money Store Small Business
     Administration Loan Backed
     Securities, Series 96-2, Class A
     7.20%**                            04/15/24         240           237,979
   The Money Store Small Business
     Administration Loan Backed
     Securities, Series 97-1, Class A
     7.25%**                            01/15/25         535           537,688
     6.40%**                            04/15/28       2,502         2,479,167
   The Money Store Small Business
     Administration Loan Backed
     Securities, Series 97-1, Class B
     7.73%**                            01/15/25       1,338         1,330,143
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                              02/15/06       2,416         2,448,878
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $67,746,588)                                                68,659,031
                                                                  ------------
CORPORATE BONDS -- 12.1%
FINANCE -- 5.6%
   Associates Corp. N.A.
     5.75%                              11/01/03       3,000         3,029,004
   Citigroup, Inc.
     6.75%                              12/01/05       2,000         2,085,710
   Donaldson, Lufkin and Jenrette, Inc.
     5.88%++                            04/01/02       3,050         3,081,025
   Firstar Corp.
     6.50%                              07/15/02       2,760         2,810,094
   Ford Motor Credit Co.
     6.70%                              07/16/04       3,190         3,265,747
   Morgan Stanley, Dean Witter & Co.
     5.63%                              01/20/04         850           854,304
   Norwest Finance, Inc.
     5.38%                              09/30/03         500           501,488
   Osprey Trust
     8.31%                              01/15/03       1,900         1,959,690



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Popular North America, Inc.
     6.88%                              06/15/01     $ 2,650      $  2,656,810
                                                                  ------------
                                                                    20,243,872
                                                                  ------------
INDUSTRIAL -- 1.8%
   International Paper Co.
     8.00%                              07/08/03       1,870         1,943,047
   Rohm & Haas Co.
     6.95%                              07/15/04       1,000         1,031,714
   US West Capital Funding, Inc.
     6.88%                              08/15/01       3,435         3,455,514
                                                                  ------------
                                                                     6,430,275
                                                                  ------------
INSURANCE -- 0.5%
   Metropolitan Life Insurance Co.
     6.30%                              11/01/03       1,720         1,747,912
                                                                  ------------
MOTOR VEHICLES -- 0.6%
   DaimlerChrysler North
     America Holdings
     6.90%                              09/01/04       2,000         2,030,000
                                                                  ------------
MULTIMEDIA -- 0.3%
   Viacom, Inc.
     6.88%                              09/01/03       1,000         1,031,810
                                                                  ------------
PIPELINES -- 0.7%
   El Paso Energy Corp.
     6.63%                              07/15/01       2,440         2,450,780
                                                                  ------------
REAL ESTATE -- 0.4%
   EOP Operating LP
     7.38%                              11/15/03       1,500         1,555,485
                                                                  ------------
TELECOMMUNICATIONS -- 1.2%
   AT&T Corp.
     5.63%                              03/15/04       1,900         1,890,302
   Sprint Capital Corp.
     5.88%                              05/01/04       1,325         1,293,862
   Worldcom, Inc.
     7.38%**                            07/16/01       1,250         1,273,250
                                                                  ------------
                                                                     4,457,414
                                                                  ------------
UTILITY -- 0.9%
   Avon Energy Partners Holdings
     6.73%                              12/11/02         690           699,308
   Dominion Resources, Inc.
     6.00%                              01/31/03         450           453,869
   Limestone Electron Trust, Sr.
     Notes, Series 144A
     8.63%                              03/15/03         860           896,825
   TECO Energy, Inc.
     7.00%                              10/01/02       1,050         1,072,218
                                                                  ------------
                                                                     3,122,220
                                                                  ------------
YANKEE -- 0.1%
   Banco Internacional S.A.
     6.05%**                            07/16/01         329           328,497
   Nordbanken
     6.20%**                            10/25/01         150           149,437
                                                                  ------------
                                                                       477,934
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $42,641,699)                                                43,547,702
                                                                  ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                              STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)

                                                   Par/Shares
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

FOREIGN BONDS -- 1.2%
   Nykredit Corp.
     8.00%                              10/01/32     $21,415      $  2,575,119
   Unikredit Realkredit
     8.00%                              10/01/32      13,881         1,670,810
                                                                  ------------
TOTAL FOREIGN BONDS
  (Cost $4,258,543)                                                  4,245,929
                                                                  ------------
TAXABLE MUNICIPAL BONDS -- 0.2%
   Philadelphia Authority Industrial
     Development Tax Claim
     Collection Revenue Bond,
     Series 97, Class A
     6.49%
   (Cost $521,059)                      06/15/04         521           521,910
                                                                  ------------
SHORT TERM INVESTMENTS -- 1.4%
   Federal Home Loan Bank
     Discount Notes
     5.00%                              04/02/01       4,700         4,699,347
   Galileo Money Market Fund                             206           205,658
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,905,005)                                                  4,905,005
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $376,965,421*)                                106.1%       381,931,004

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including
  $18,477,342 of reverse repurchase
  agreements payable)                                  (6.1%)      (21,914,014)
                                                                  ------------

NET ASSETS (Applicable to
  18,404,985 BlackRock shares,
  12,550,306 Institutional shares,
  2,562,506 Service shares, 798,684
  Investor A shares, 1,253,217
  Investor B shares and 249,090
  Investor C shares outstanding)                      100.0%      $360,016,990
                                                      =====       ============




                                                                     Value
                                                                  ------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK, INSTITUTIONAL
  AND SERVICE SHARE
  ($336,881,228 / 33,517,797)                                           $10.05
                                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($8,032,947 / 798,684)                                                $10.06
                                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($10.06 / 0.970)                                                      $10.37
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($12,598,747 / 1,253,217)                                             $10.05
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($2,504,068 / 249,090)                                                $10.05
                                                                        ======

--------------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                   $5,393,988
    Gross unrealized depreciation                                     (428,405)
                                                                    ----------
                                                                    $4,965,583
                                                                    ==========

**   Rates shown are the rates as of March 31, 2001.

#    Total or partial securities on loan.

+ Securities with a market value of $18,482,300 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $1,111,374 on 173 long U.S. Treasury Notes futures contracts and 34 short U.S. Treasury Notes futures contracts expiring June 2001 and 38 short Eurodollar futures contracts expiring September 2001. The value of such contracts on March 31, 2001 was $48,328,503, thereby resulting in an unrealized gain of $104,709.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 43.1%
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                              08/01/16     $ 4,253      $  4,453,813
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                              10/01/16       3,882         4,052,794
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                              10/01/18       4,534         4,276,594
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                              02/10/06       3,014         3,075,685
   U.S. Treasury Bonds
     12.75%                             11/15/10       8,125        10,763,756
     14.00%                             11/15/11      12,640        18,245,246
     12.50%                             08/15/14       3,250         4,885,985
     9.25%                              02/15/16      10,925        15,092,505
     8.50%                              02/15/20       1,550         2,074,089
     6.25%                              08/15/23       3,175         3,423,745
   U.S. Treasury Notes
     5.75%+                          08/03-08/10      41,725        43,471,487
     4.75%#                             02/15/04       9,620         9,715,690
     5.88%+                             11/15/04      33,780        35,289,257
     7.88%                              11/15/04       6,900         7,659,814
     6.75%+                             05/15/05       4,465         4,827,692
     6.13%#                             08/15/07       4,400         4,712,470
     6.50%                              02/15/10         660           729,540
     5.00%+                             02/15/11       1,095         1,101,331
                                                                  ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $174,130,592)                                              177,851,493
                                                                  ------------
MORTGAGE PASS-THROUGHS -- 29.7%
   Federal Home Loan Mortgage Corp.
     9.00%                              06/01/01           0                54
     7.00%                              05/01/02          22            21,949
     8.00%                           11/08-06/17       1,553         1,661,064
     6.50%                              03/01/11       3,573         3,637,831
     6.00%                              05/15/16         681           688,451
   Federal Home Loan Mortgage
     Corp. 1 Year ARM
     8.43%**                            12/01/26       2,097         2,143,443
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                              04/01/08       2,175         2,219,278
     7.00%                              09/01/11       3,779         3,857,146
   Federal Home Loan Mortgage
     Corp. Gold 15 Year Balloon
     6.50%                           08/03-05/15      33,144        33,485,238
   Federal National Mortgage Association
     6.00%                           11/03-02/29       5,700         5,662,740
     6.13%                              11/25/03         420           425,743
     6.09%                              10/01/08       7,171         7,277,640
     6.04%                              02/25/09       4,500         4,492,890
     7.00%                           03/09-03/13      14,107        14,439,423
     7.27%                              01/25/11       6,205         6,394,338
     5.50%                           01/14-03/14       3,176         3,116,969
     7.58%                              11/01/18       2,409         2,402,067
     8.50%**                            02/01/24       8,565         8,922,640



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                              02/01/04     $ 1,876      $  1,880,785
   Federal National Mortgage
     Association Multi-Family
     7.25%                              04/15/06       4,032         4,115,206
     8.25%                           11/08-02/09       3,118         3,227,637
     7.71%                              12/01/18       4,108         4,304,686
   Government National Mortgage
     Association
     7.00%                           10/09-12/27       7,583         7,752,789
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                          06/15/21      11,687           317,736
                                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $120,212,438)                                              122,447,743
                                                                  ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.3%
   Federal Home Loan Mortgage
     Corp., Series 1361, Class I
     6.00%
   (Cost $1,106,108)                    09/15/07       1,164         1,170,836
                                                                  ------------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 8.0%
   COMM, Series 99-1, Class A2
     6.46%                              09/15/08       1,100         1,114,465
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1, Class 4A
     6.63%                              03/15/15       2,724         2,811,107
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%***                           07/15/27      17,222         1,266,655
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                              11/15/07       2,850         2,899,330
   J.P. Morgan Chase & Co. Commercial
     Mortgage Securities Corp.,
     Series 01-CIBC, Class A3
     6.26%                              03/25/33       1,845         1,837,288
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                              01/15/10       2,929         2,996,196
   Morgan Stanley Capital International,
     Inc., Series 97-HF1, Class A1
     6.86%                              07/15/29       2,928         3,041,679
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                              11/18/31       3,260         3,277,300
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                              01/25/13       3,594         3,616,137
   Salomon Brothers Mortgage
     Securities VII, Series 00-NL1,
     Class A1
     6.60%                              10/01/30       2,990         3,064,415

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Structured Asset Mortgage
     Investments, Inc., Series 98-9,
     Class 2A2
     6.13%                              11/25/13     $ 4,332      $  4,300,015
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%                              12/28/12       2,569         2,538,271
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                              01/25/28         446           447,236
                                                                  ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $32,149,807)                                                33,210,094
                                                                  ------------
PROJECT LOANS -- 2.8%
   Federal Housing Authority, Merrill Lynch,
     Series 29, Class 1A1
     7.43%                              06/01/22       6,858         6,763,528
   Federal Housing Authority, USGI,
     Series 56
     7.46%                              01/01/23       4,784         4,670,657
                                                                  ------------
TOTAL PROJECT LOANS
  (Cost $11,903,735)                                                11,434,185
                                                                  ------------
ASSET BACKED SECURITIES -- 14.5%
   ACLC Business Loan Receivables
     Trust, Series 98-1, Class A1
     6.44%                              09/15/19       7,527         7,372,784
   Boston Edison Co., Series 99-1,
     Class A4
     6.91%                              09/15/09       4,475         4,703,001
   Capital Auto Receivables Asset Trust,
     Series 00-2, Class A4
     6.46%                              07/15/06       5,600         5,711,888
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                              03/20/04         618           622,480
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                              12/15/19       3,513         3,507,359
   Green Tree Financial Corp.,
     Series 97-5, Class A7
     7.13%++                            05/15/29       3,501         3,421,029
   Green Tree Financial Corp.,
     Series 99-5, Class A3
     6.97%++                            04/01/31       3,100         3,181,859
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                              07/15/05       8,200         8,617,687
   Mellon Auto Grantor Trust,
     Series 00-1, Class A
     7.18%                              10/15/06       4,080         4,204,557
   Nissan Auto Lease Trust,
     Series 00-A, Class A3
     7.80%                              05/20/03       4,600         4,753,812
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     7.60%**                            09/15/23       1,485         1,471,033
   Provident Auto Lease Trust,
     Series 99-1, Class A2
     7.03%                              11/14/05       1,900         1,929,094



                                                    Par/Shares
                                        Maturity      (000)          Value
                                        --------     -------      ------------

ASSET BACKED SECURITIES (CONTINUED)
   Saxon Asset Securities Trust,
     Series 00-2, Class AF3
     8.05%                              06/25/15     $ 3,725      $  3,902,422
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                              05/15/25       1,910         1,837,035
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     7.18%**                            07/15/25       2,728         2,727,710
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                              02/15/06       1,721         1,744,406
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $58,618,006)                                                59,708,156
                                                                  ------------
TAXABLE MUNICIPAL BONDS -- 1.5%
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     6.62%***                           02/15/02       1,527         1,467,554
   Stanislaus County, California Taxable
     Pension Obligation Refunding
     Revenue Bond, Series 95
     7.15%                              08/15/13       4,445         4,691,297
                                                                  ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,887,732)                                                  6,158,851
                                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
   Federal Home Loan Bank
     Discount Notes
     5.00%                              04/02/01         500           499,931
   Galileo Money Market Fund                              24            24,252
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $524,183)                                                      524,183
                                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $404,532,601*)                                            $412,505,541
                                                                  ============

----------------------
* Cost for Federal income tax purposes is $404,533,226. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation                              $ 9,548,854
        Gross unrealized depreciation                               (1,576,539)
                                                                   -----------
                                                                   $ 7,972,315
                                                                   ===========

**   Rates shown are the rates as of March 31, 2001.

***  Rates shown are the effective yields as of March 31, 2001.

#    Total or partial securities on loan.

+ Securities with a market value of $41,586,796 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $ 607,250 on 220 long U.S. Treasury Notes futures contracts, 37 short U.S. Treasury Bonds futures contracts and 274 short U.S. Treasury Notes futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $57,344,750, thereby resulting in an unrealized gain of $111,414.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $404,532,601) ...................... $412,505,541
   Collateral received for securities loaned .....................   15,058,550
   Interest receivable ...........................................    4,644,568
   Principal receivable ..........................................       72,147
   Investments sold receivable ...................................    6,868,025
   Capital shares sold receivable ................................      351,209
   Prepaid expenses ..............................................       28,026
                                                                   ------------
          TOTAL ASSETS ...........................................  439,528,066
                                                                   ------------
LIABILITIES
   Payable upon return of securities loaned ......................   15,058,550
   Reverse repurchase agreements payable .........................   41,680,312
   Investments purchased payable .................................   23,443,380
   Capital shares redeemed payable ...............................       85,042
   Distributions payable .........................................    1,749,923
   Advisory fees payable .........................................       84,034
   Administrative fees payable ...................................       70,023
   Transfer agent fees payable ...................................       19,730
   Other accrued expenses payable ................................      109,156
   Interest payable on interest rate swaps .......................       91,309
   Unrealized depreciation on interest rate swaps ................      388,972
   Futures margin payable ........................................       48,729
                                                                   ------------
          TOTAL LIABILITIES ......................................   82,829,160
                                                                   ------------
NET ASSETS (Applicable to 30,114,912  Institutional  shares,
  3,003,964 Service shares, 1,165,817  Investor A shares,
  197,137 Investor B shares and 180,467 Investor C shares
  outstanding) ................................................... $356,698,906
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL AND SERVICE SHARE
   ($340,801,023 / 33,118,876) ...................................       $10.29
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($12,012,546 / 1,165,817) ................       $10.30
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE ($10.30 / 0.960) .....       $10.73
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($2,028,684 / 197,137) ...................       $10.29
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,856,653 / 180,467) ...................       $10.29
                                                                         ======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 25.6%
   Small Business Administration Participation
     Certificates, Series 92-20H, Class 1
     7.40%                              08/01/12     $ 2,732      $  2,861,961
   Small Business Administration Participation
     Certificates, Series 96-20H, Class 1
     7.25%                              08/01/16       4,850         5,078,910
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                              02/10/06       2,246         2,292,436
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                              11/01/07         637           644,242
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                              02/01/08         532           527,493
   U.S. Treasury Bonds
     12.75%                             11/15/10      11,800        15,632,286
     14.00%                             11/15/11         335           483,557
     12.50%                             08/15/14       6,500         9,771,970
     9.25%                              02/15/16      28,145        38,881,332
     8.50%#                             02/15/20       5,300         7,092,046
     6.25%                              08/15/23       8,350         9,004,181
   U.S. Treasury Notes
     6.63%                              05/31/02         890           914,869
     6.25%                              07/31/02       3,425         3,515,930
     4.63%                              02/28/03       2,200         2,215,985
     4.75%#                             02/15/04       4,425         4,469,015
     5.88%                              11/15/04       2,900         3,029,569
     7.88%                              11/15/04      13,400        14,875,581
     5.75%                           11/05-08/10      61,445        64,550,910
     6.13%#                             08/15/07      11,830        12,670,119
     5.00%                              02/15/11       4,180         4,204,169
                                                                  ------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $200,039,814)                                              202,716,561
                                                                  ------------
MORTGAGE PASS-THROUGHS-- 15.8%
   Federal Home Loan Mortgage Corp.
     9.00%                           12/01-12/16          31            32,835
     9.50%                              01/01/05          14            14,739
     8.50%                              07/01/06          11            11,393
     7.25%                              12/01/06         208           211,970
     7.50%                              02/01/07           8             8,341
     8.00%                           07/08-09/18       3,476         3,653,662
     6.88%                              09/15/10       4,400         4,761,935
     6.50%                              03/01/11       4,199         4,275,389
     6.00%                              04/01/11       2,382         2,374,824
     8.25%                              11/01/15         704           729,821
   Federal Home Loan Mortgage
     Corp. 1 Year ARM
     8.37%**                            12/01/23       5,517         5,622,124
   Federal Home Loan Mortgage
     Corp. 30 Year Balloon
     6.96%**                            07/01/27         130           132,706
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                              04/01/08       2,814         2,872,007
     7.00%                           01/09-09/11       7,020         7,164,909
     6.00%                           04/11-05/14       1,147         1,146,564



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     8.03%**                            04/25/01     $ 3,683      $  3,701,233
     6.50%                           05/03-06/29       9,257         9,330,535
     6.00%                           01/04-05/29       2,277         2,269,678
     9.50%                              03/01/05           4             4,177
     7.00%                           10/07-05/11      16,988        17,394,642
     8.00%                           03/08-11/13       2,591         2,669,667
     7.50%                           07/08-10/14       2,476         2,530,193
     6.04%                              02/25/09       5,600         5,591,152
     5.50%                           02/09-03/14       7,793         7,669,029
     8.50%                              08/01/09       3,485         3,669,986
     7.27%                              01/25/11       3,250         3,349,242
     8.36%**                            02/01/24      10,591        10,976,307
   Federal National Mortgage Association
     10 Year Balloon
     6.00%                              02/01/04       1,439         1,443,075
   Government National Mortgage
     Association
     7.25%                              04/15/06         720           734,475
     8.25%                           08/08-02/09       4,447         4,603,129
     7.00%                           10/09-10/23      12,159        12,436,932
     9.50%                           05/16-02/17         188           196,715
     8.50%                           03/17-05/17       1,070         1,109,740
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.43%**                            05/25/15       2,022         2,032,629
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                          06/15/21      18,793           510,946
                                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $121,815,264)                                             125,236,701
                                                                  ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.5%
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                              09/15/07       2,162         2,174,420
   Federal Home Loan Mortgage Corp.,
     Series 96T-2, Class A
     7.00%                              01/25/21       2,458         2,530,020
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     6.20%***                           03/25/19         743           612,365
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%***                           07/01/26         268           230,093
   Residential Asset Securitization Trust,
     Series 98-A4, Class 1A1
     6.75%                              05/25/28       5,833         5,869,398
                                                                  ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
   (Cost $11,018,342)                                               11,416,296
                                                                  ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 10.4%
   Bayview Financial Acquisition Trust,
     Series 98-1, Class A1
     7.01%                              05/25/29       2,736         2,741,796
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%                              06/05/02         499           483,077
   COMM, Series 99-1, Class A2
     6.46%                              09/15/08       2,480         2,512,613

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 95-WF1,
     Class A2
     6.65%                              12/21/27     $ 1,573      $  1,597,963
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class 4A
     6.63%                              03/15/15       5,596         5,774,291
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%***                           07/15/27      25,780         1,896,053
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                              11/15/07       4,325         4,399,861
   Housing Securities, Inc., Series 93-G,
     Class G4A
     6.63%                              01/25/09       3,047         3,040,087
   J.P. Morgan Chase & Co. Commercial
     Mortgage Securities Corp.,
     Series 97-2, Class A2
     6.60%                              11/19/07       5,215         5,368,526
   J.P. Morgan Chase & Co. Commercial
     Mortgage Securities Corp.,
     Series 01-CIBC, Class A3
     6.26%                              03/25/33       4,170         4,152,571
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                              01/15/10       6,265         6,408,108
   Merit Securities Corp., Series 98-11,
     Class 2A2
     5.38%**                            11/28/22       1,214         1,213,882
   Morgan Stanley Capital International,
     Inc., Series 97-HF1, Class A1
     6.86%                              07/15/29       3,310         3,438,419
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                              11/18/31       7,350         7,389,004
   Nationslink Funding Corp., Series 99-SL,
     Class A6
     6.61%                              04/10/07       3,000         3,071,200
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                              06/25/06       3,202         3,274,975
   Residential Funding Mortgage
     Securities I, Inc., Series 98-S1,
     Class A1
     6.50%                              01/25/13       6,251         6,288,934
   Salomon Brothers Mortgage
     Securities VII, Series 00-NL1,
     Class A1
     6.60%                              10/01/30       5,128         5,256,103
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                              11/25/13       6,541         6,492,762
   Structured Asset Securities Corp.,
     Series 99-C3, Class A
     5.41%**                            04/20/01       1,628         1,628,191
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%                              12/28/12       5,138         5,076,542



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                              01/25/28     $ 1,072      $  1,075,583
                                                                  ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
   (Cost $80,506,834)                                               82,580,541
                                                                  ------------
PROJECT LOANS-- 0.6%
   Federal Housing Authority, USGI,
     Series 56
     7.46%
   (Cost $4,764,606)                    01/01/23       4,706         4,594,089
                                                                  ------------
ASSET BACKED SECURITIES -- 12.5%
   ACLC Business Loan Receivables
     Trust, Series 98-1, Class A1
     6.44%                              09/15/19       3,486         3,414,763
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                              04/26/26         540           329,659
   Auto Leasing Investors, Series 97,
     Class A6
     6.18%                              08/12/05       3,975         4,055,742
   Boston Edison Co., Series 99-1,
     Class A4
     6.91%                              09/15/09       5,500         5,780,225
   Capital Auto Receivables Asset Trust,
     Series 00-2, Class A4
     6.46%                              07/15/06       5,000         5,099,900
   Chevy Chase Auto Receivables Trust,
     Series 97-1, Class A
     6.50%                              10/15/03         926           928,065
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                              03/20/04         630           634,474
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                              12/15/19       5,973         5,962,511
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                              11/15/04       3,779         3,781,118
   General Motors Acceptance Corp.,
     Series 97
     7.43%                              02/21/21         943           929,621
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                              07/15/04         169           169,243
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                              10/15/27       3,290         3,397,806
   Green Tree Financial Corp.,
     Series 99-5, Class A3
     6.97%++                            04/01/31       5,265         5,404,029
   Huntington Auto Trust, Series 00-A,
     Class A4
     7.42%                              07/15/05       7,100         7,461,656
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     7.50%**                            01/15/24       1,895         1,876,073
   Mellon Auto Grantor Trust, Series 00-1,
     Class A
     7.18%                              10/15/06       7,021         7,236,169

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                              STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

ASSET BACKED SECURITIES (CONTINUED)
   Nissan Auto Lease Trust, Series 00-A,
     Class A3
     7.80%                              05/20/03     $ 7,500      $  7,750,781
   PBG Equipment Trust, Series 00-1A,
     Class A
     6.27%                              01/20/12       6,836         6,950,993
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%                              04/01/21       2,088         2,087,868
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     7.60%**                            09/15/23       2,438         2,413,893
   Provident Auto Lease Trust,
     Series 99-1, Class A2
     7.03%                              11/14/05       2,375         2,411,367
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                              07/11/02         756           756,364
   Ryder Vehicle Lease Trust, Series 98-A,
     Class A
     6.10%                              09/15/08         445           449,854
   Saxon Asset Securities Trust, Series 00-2,
     Class AF3
     8.05%                              06/25/15       6,800         7,123,884
   SWB Loan Backed Certificates,
     Series 99-1, Class A
     7.38%                              05/15/25       2,486         2,390,358
   The Money Store Small Business
     Administration Loan Trust,
     Series 96-1, Class A
     7.31%**                            07/15/21       1,571         1,566,904
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     7.18%**                            07/15/25       3,389         3,388,973
   USAA Auto Loan Grantor Trust,
     Series 99-1, Class A
     6.10%                              02/15/06       4,765         4,830,663
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $96,717,844)                                               98,582,956
                                                                  ------------
CORPORATE BONDS -- 40.1%
AEROSPACE -- 0.9%
   Lockheed Martin Corp.
     8.20%                              12/01/09       1,900         2,104,867
   Raytheon Co.
     6.30%                              03/15/05       2,375         2,345,210
     6.75%                              08/15/07       3,000         2,962,386
                                                                  ------------
                                                                     7,412,463
                                                                  ------------
BANKS -- 0.7%
   Northern Trust Co.
     6.30%                              03/07/11       4,400         4,375,062
   Wells Fargo Bank N.A.
     6.45%                              02/01/11       1,450         1,462,780
                                                                  ------------
                                                                     5,837,842
                                                                  ------------
FINANCE -- 12.4%
   AIG Sunamerica Co.
     7.60%                              06/15/05       4,300         4,635,271
   American General Financial Corp.
     8.13%                              08/15/09       2,250         2,437,659



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Associates Corp. N.A.
     5.80%                              04/20/04     $ 2,235      $  2,260,276
   Bank One Corp.
     7.63%                              08/01/05       7,200         7,643,088
   Block Financial Corp.
     8.50%                              04/15/07       2,240         2,408,495
   Citicorp, Inc.
     6.38%                              11/15/08       1,710         1,710,980
     7.25%                              10/01/10       3,850         4,058,508
     6.50%#                             01/18/11       3,160         3,189,856
   Crestar Financial Corp.
     8.25%                              07/15/02       3,200         3,329,398
   Dana Credit Corp.
     8.38%                              08/15/07       2,300         1,909,000
   Equitable Life Surplus
     6.95%                              12/01/05       1,750         1,811,372
   ERAC USA Finance Co.
     6.95%                              03/01/04       1,375         1,383,869
   Firstar Corp.
     6.50%                              07/15/02       2,480         2,525,012
   Ford Motor Credit Co.
     6.70%                              07/16/04       7,960         8,149,010
     7.60%                              08/01/05       4,450         4,678,952
     6.88%                              02/01/06       4,600         4,722,199
   General Motors Acceptance Corp.
     6.75%                              01/15/06       5,500         5,614,081
   Goldman Sachs Group
     6.65%                              05/15/09       5,000         5,027,300
   ING Capital Funding Trust III
     8.44%                              12/29/49       2,800         3,000,375
   J.P. Morgan Chase & Co.
     6.65%**                            02/15/12       3,700         3,394,380
   Morgan Stanley, Dean Witter & Co.
     5.63%                              01/20/04       1,758         1,766,901
     7.75%                              06/15/05       2,150         2,305,131
   Popular North America, Inc.
     6.88%                              06/15/01       4,950         4,962,722
   Qwest Capital Funding
     7.25%                              02/15/11       7,360         7,474,576
   U.S. Bancorp
     6.00%                              05/15/04       3,000         3,036,099
     6.50%                              06/15/04       4,180         4,263,893
                                                                  ------------
                                                                    97,698,403
                                                                  ------------
FOOD & AGRICULTURE -- 1.2%
   Pharmacia Corp.
     5.75%                              12/01/05       4,125         4,169,674
   Kellogg Corp.
     6.00%                              04/01/06       3,125         3,124,177
   Safeway, Inc.
     7.00%                              09/15/02       2,550         2,596,826
                                                                  ------------
                                                                     9,890,677
                                                                  ------------
INDUSTRIAL -- 7.8%
   Atlantic Richfield Co.
     10.88%                             07/15/05       2,960         3,577,157
   Baker Hughes, Inc.
     6.00%                              02/15/09       2,275         2,253,308
   Burlington Resources, Inc.
     6.68%                              02/15/11       2,150         2,185,937
   Cox Enterprises, Inc.
     6.63%                              06/14/02       2,820         2,847,326

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   DaimlerChrysler North America
     Holdings
     7.75%                              01/18/11     $ 3,800      $  3,903,307
   Dow Chemical
     5.97%                              01/15/09       3,773         3,742,884
   Federated Department Stores
     6.13%**                            09/01/01       3,230         3,234,987
   Honeywell International
     7.50%                              03/01/10       2,000         2,200,020
   IBM Corp.
     6.00%                              11/30/04       2,800         2,807,875
   International Paper Co.
     8.00%                              07/08/03       4,990         5,184,922
   Litton Industries, Inc.
     6.05%                              04/15/03       4,100         4,129,028
   McDonnell Douglas Corp.
     9.75%                              04/01/12       3,900         4,917,073
   Osprey Trust / Osprey I, Inc.
     7.80%                              01/15/03       4,450         4,554,086
   Rohm & Haas Co.
     6.95%                              07/15/04       4,000         4,126,856
   Tyco Intl. Group Corp., S.A.
     5.88%                              11/01/04       5,865         5,866,238
   Union Carbide Corp.
     6.75%                              04/01/03       2,100         2,158,758
   Williams Holdings of Delaware
     6.13%                              12/01/03       3,650         3,673,762
                                                                  ------------
                                                                    61,363,524
                                                                  ------------
INSURANCE -- 1.0%
   Allstate Corp.
     7.20%                              12/01/09       1,690         1,788,380
   Everest Reinsurance Holdings
     8.50%                              03/15/05       2,710         2,914,307
   Metropolitan Life Insurance Co.
     6.30%                              11/01/03       3,265         3,317,984
                                                                  ------------
                                                                     8,020,671
                                                                  ------------
PIPELINES -- 0.9%
   El Paso Energy Corp.
     6.63%                              07/15/01       4,720         4,740,853
   Transcanada Pipelines Ltd.
     7.88%                              12/15/02       2,175         2,265,941
                                                                  ------------
                                                                     7,006,794
                                                                  ------------
REAL ESTATE -- 1.0%
   EOP Operating LP
     7.38%                              11/15/03       5,000         5,184,950
     6.95%                              03/02/11       2,800         2,814,818
                                                                  ------------
                                                                     7,999,768
                                                                  ------------
RETAIL MERCHANDISING -- 0.4%
   Kohl's Corp.
     6.30%                              03/01/11       3,125         3,108,969
                                                                  ------------
TELECOMMUNICATIONS -- 6.3%
   AOL Time Warner, Inc.
     8.11%                              08/15/06       5,359         5,865,265
   AT&T Corp.
     6.00%                              03/15/09       2,000         1,881,962
   British Telecom PLC
     8.13%                              12/15/10         990         1,022,918
   Cable and Wireless Optus Finance
     8.00%                              06/22/10       2,750         3,065,246



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   Comcast Cable Communications
     6.38%                              01/30/06     $ 2,575      $  2,612,883
     6.75%                              01/30/11       3,425         3,437,909
   Cox Communications, Inc.
     7.75%                              11/01/10       2,450         2,611,553
   Deutsche Telekom International Finance
     7.75%                              06/15/05       3,755         3,864,721
   France Telecom
     7.75%                              03/01/11       5,100         5,086,995
   Koninklijke KPN NV
     7.50%                              10/01/05       2,750         2,701,820
     8.00%                              10/01/10       1,000           956,580
   Nortel Networks Ltd.
     6.13%                              02/15/06         760           730,836
   Sprint Capital Corp.
     5.88%                              05/01/04       3,775         3,686,288
   Viacom, Inc.
     7.70%                              07/30/10       5,080         5,533,710
   Worldcom, Inc.
     7.38%                           01/03-01/06       6,560         6,668,545
                                                                  ------------
                                                                    49,727,231
                                                                  ------------
TRANSPORTATION-- 0.9%
   Burlington Northern Santa Fe Corp.
     7.88%                              04/15/07       4,500         4,831,605
   Federal Express Corp.
     6.72%                              01/15/22       2,583         2,595,182
                                                                  ------------
                                                                     7,426,787
                                                                  ------------
UTILITY -- 3.3%
   Calpine Corp.
     8.25%                              08/15/05       1,860         1,875,113
   Carolina Power & Light
     7.50%                              04/01/05       2,850         2,987,256
   Dominion Resources, Inc.
     6.00%                              01/31/03       3,400         3,429,229
   Florida Power & Light Co.
     6.88%                              12/01/05       2,500         2,606,900
   Limestone Electron Trust, Sr.
     Notes, Series 144A
     8.63%                              03/15/03       2,500         2,607,050
   National Rural Utilities
     5.00%                              10/01/02       4,620         4,622,680
   Progress Energy, Inc.
     6.75%                              03/01/06       1,365         1,405,221
   Southern Cal Edison
     7.20%                              11/03/03       3,695         2,808,200
   TXU Eastern Funding Co.
     6.15%                              05/15/02       3,810         3,816,096
                                                                  ------------
                                                                    26,157,745
                                                                  ------------
YANKEE -- 3.3%
   Asian Development Bank
     6.38%                              10/01/04       1,470         1,514,512
   Japan Highway Pub. Corp.
     7.25%                              07/26/05       3,500         3,687,981
   Mobil Oil Canada
     5.00%                              12/21/04       3,500         3,475,675
   Nordbanken
     6.20%**                            04/28/01       4,950         4,931,438
   Swedbank
     7.50%**                            09/29/49       2,200         2,155,120


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

                                                   Par/Shares
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   United Mexican States
     8.50%                              02/01/06     $ 2,490      $  2,547,270
     10.38%                             02/17/09       4,850         5,327,720
   Yorkshire Power Finance
     6.15%                              02/25/03       2,200         2,196,347
                                                                  ------------
                                                                    25,836,063
                                                                  ------------
TOTAL CORPORATE BONDS
   (Cost $311,390,290)                                             317,486,937
                                                                  ------------
TAXABLE MUNICIPAL BONDS -- 1.9%
   New Jersey Economic Development
     Authority State Pension
     Funding Zero Coupon Revenue
     Bond, Series 97, Class B
     6.94%***                           02/15/05       2,900         2,333,920
   New York State Power Authority
     and General Purpose Revenue
     Bond, Series 98, Class B
     6.11%**                            05/15/01       5,600         5,716,312
   Philadelphia Authority Industrial
     Development Tax Claim
     Collection Revenue Bond,
     Series 97, Class A
     6.49%                              06/15/04       6,644         6,654,356
                                                                  ------------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $14,471,551)                                               14,704,588
                                                                  ------------
SHORT TERM INVESTMENTS -- 0.0%
   Federal Home Loan Bank
     Discount Notes
     5.00%                              04/02/01         100            99,986
   Galileo Money Market Fund                              35            35,020
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $135,006)                                                     135,006
                                                                  ------------
REPURCHASE AGREEMENT -- 0.1%
   Salomon Smith Barney, Inc.
     (Agreement dated 03/30/01 to
     be repurchased at $1,009,549.
     Collateralized by $1,000,000
     U.S. Treasury Notes 4.625% due
     02/28/03. The value of the
     collateral is $1,011,790.)
     4.75%
   (Cost $1,008,750)                    04/05/01       1,009         1,008,750
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $841,868,301*)                               108.5%       858,462,425

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including
  $74,943,418 of investment
   purchases payable)                                  (8.5%)      (67,458,958)
                                                     -------      ------------

NET ASSETS (Applicable to
  25,517,800 BlackRock shares,
  53,814,212 Institutional shares,
  3,313,087 Service shares, 578,761
  Investor A shares, 154,807
  Investor B shares and 62,642
  Investor C shares outstanding)                      100.0%      $791,003,467
                                                      ======      ============



                                                                      Value
                                                                  ------------

NET ASSET VALUE AND
  REDEMPTION PRICE PER
  BLACKROCK, INSTITUTIONAL,
  SERVICE AND INVESTOR A SHARE
  ($788,941,370 / 83,223,860)                                            $9.48
                                                                         =====
OFFERING PRICE PER
  BLACKROCK, INSTITUTIONAL
  AND SERVICE SHARE                                                      $9.48
                                                                         =====
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($9.48 / 0.960)                                                        $9.88
                                                                         =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES
  CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($1,467,691 / 154,807)                                                 $9.48
                                                                         =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES
  CHARGE OF 1.0%) PER
  INVESTOR C SHARE
  ($594,406 / 62,642)                                                    $9.49
                                                                         =====


----------------------

* Cost for Federal income tax purposes is $842,068,986. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

         Gross unrealized appreciation                            $ 19,445,731
         Gross unrealized depreciation                             (3,052,292)
                                                                  ------------
                                                                  $ 16,393,439
                                                                  ============


**   Rates shown are the rates as of March 31, 2001.

***  Rates shown are the effective yields as of March 31, 2001.

#    Total or partial securities on loan.

++ Securities pledged as collateral with a value of $615,375 on 187 long U.S. Treasury Notes futures contracts and 213 short U.S. Treasury Notes futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $47,687,719, thereby resulting in an unrealized gain of $92,070.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                        CORE BOND TOTAL RETURN PORTFOLIO

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 17.5%
   Overseas Private Investment Co.
     5.69%                              12/16/06    $    609    $      623,565
     5.92%                              12/16/06       1,856         1,852,099
     6.38%                              12/16/06       1,727         1,748,550
     6.46%                              12/16/06         187           189,189
     6.53%                              12/16/06         451           458,427
     6.66%                              12/16/06         821           850,631
     6.87%                              12/16/06         894           935,559
     7.01%                              12/16/06         585           616,269
     7.42%                              12/16/06       1,335         1,431,569
     6.27%                           12/06-05/12       2,992         3,019,302
     5.46%                              05/29/12         329           318,884
     5.79%                              05/29/12         297           295,250
     5.88%                              05/29/12         393           390,363
     5.94%                              05/29/12       1,082         1,114,019
     6.10%                              05/29/12         361           368,138
     6.81%                              05/29/12         424           443,182
     6.84%                              05/29/12         551           566,326
     6.89%                              05/29/12       3,367         3,483,132
     6.91%                              05/29/12       1,131         1,192,331
     7.35%                              05/29/12         298           324,887
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                              08/01/12         164           171,718
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                              10/01/16       1,123         1,172,723
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                              02/01/17       2,690         2,793,415
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                              08/01/07       5,183         5,330,143
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                              11/10/07         594           601,293
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                              02/01/08         495           491,017
   U.S. Treasury Bonds
     12.75%                             11/15/10       1,185         1,569,852
     9.25%                              02/15/16      10,815        14,940,544
     8.13%                              08/15/19      13,100        16,908,131
     8.50%                              02/15/20      33,590        44,947,515
     8.75%                              08/15/20       5,700         7,819,864
     6.25%                              08/15/23      23,650        25,502,859
     6.88%                              08/15/25      15,880        18,473,617
     6.00%                              02/15/26      24,025        25,197,684
     6.38%                              08/15/27      11,015        12,136,426
     5.38%                              02/15/31      49,425        48,807,237
   U.S. Treasury Notes
     4.75%                              02/15/04      19,525        19,719,215
     5.75%                              11/15/05       4,000         4,195,628
     5.00%                              02/15/11      11,010        11,073,660
                                                                --------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
   (Cost $282,603,768)                                             282,074,213
                                                                --------------



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

MORTGAGE PASS-THROUGHS-- 40.2%
   Federal Home Loan Mortgage Corp.
     7.00%                              07/15/05    $  1,315    $    1,405,684
   Federal Home Loan Mortgage
     Corp. Gold
     7.00%                           04/01-03/25      20,055        20,306,194
     7.50%                           09/05-05/30       3,567         3,666,302
     5.50%                           03/11-07/15      55,334        54,267,543
     6.00%                           04/11-06/29      60,491        59,886,399
     8.00%                           11/15-05/30       2,669         2,756,920
     9.00%                              12/01/22      13,039        13,731,400
     6.50%                           11/28-04/31     118,152       117,808,145
   Federal National Mortgage Association
     6.50%                           06/08-03/31      66,308        66,886,341
     5.50%                           02/09-12/14      76,683        75,307,632
     8.00%                           10/09-05/22          69            71,892
     6.00%                           02/13-09/29      90,875        90,079,838
     7.50%                              09/01/22         136           139,511
     7.00%                           02/24-10/25       3,383         3,423,833
     8.50%                              10/01/28      13,117        13,670,591
   Federal National Mortgage Association
     10 Year Balloon
     6.31%                              02/01/11       5,783         5,863,390
   Government National Mortgage
     Association
     8.50%                              01/15/10         122           126,258
     7.00%                           03/13-01/31      34,429        35,033,223
     6.00%                              11/15/14       7,183         7,217,045
     9.00%                              07/15/18          19            19,366
     7.50%                           05/23-04/30       3,394         3,481,816
     6.50%                           12/23-07/29      38,822        38,858,050
     8.00%                           06/25-08/30      20,370        21,044,989
     7.63%                              10/15/37       7,603         8,252,631
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                          06/15/21      30,342           824,917
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                              04/25/28       3,000         3,107,887
                                                                --------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $637,039,757)                                              647,237,797
                                                                --------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.8%
   Federal Home Loan Mortgage Corp.,
     Series 202 (IO)
     11.18%***                          04/01/29         689           161,785
   Federal Home Loan Mortgage Corp.,
     Series 1361, Class I
     6.00%                              09/15/07       3,992         4,014,296
   Federal Home Loan Mortgage Corp.
     Strip Notes, Series 203 (IO)
     11.25%***                          06/15/29      10,144         2,402,910
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%***                           07/01/26         168           144,280
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%***                           04/25/21         633           546,274
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%***                           12/25/23         795           437,250
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%***                           04/25/24       1,585           889,086


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.60%***                           10/25/29    $    741    $      528,621
   Salomon Brothers Mortgage Securities VI,
     Series 87-1 (IO)
     7.00%***                           02/17/17       1,202           253,348
   Salomon Brothers Mortgage Securities VI,
     Series 87-1 (PO)
     7.00%***                           02/17/17       1,255         1,036,397
   Salomon Brothers Mortgage Securities VI,
     Series 87-2 (IO)
     6.00%***                           03/06/17         787           164,106
   Salomon Brothers Mortgage Securities VI,
     Series 87-2 (PO)
     6.00%***                           03/06/17         787           650,154
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     12.50%***                          10/23/17         336           283,688
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class B (IO)
     5.00%***                           10/23/17         254            50,857
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%***                           02/25/28      15,935           956,094
                                                                --------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $13,173,514)                                                12,519,146
                                                                --------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 9.1%
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                              09/15/08       7,975         8,112,276
   Chase Commercial Mortgage Securities
     Corp., Series 97-1, Class X (IO)
     8.69%***                           04/19/15      45,767         2,810,715
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1, Class 4A
     6.63%                              03/15/15       9,397         9,696,016
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C1,
     Class AX (IO)
     8.60%***                           04/20/22      59,437         4,563,177
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C2,
     Class AX (IO)
     8.32%***                           11/17/22      19,047         1,058,682
   Deutsche Mortgage and Asset Receiving
     Corp., Series 98-C1, Class A1
     6.22%                              09/15/07         105           106,815
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Corp., Series 95-CF2,
     Class A1A
     6.65%                              12/17/27         216           216,826
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Corp., Series 96-CF2,
     Class A1A
     6.86%                              11/12/21         836           861,674
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Corp., Series 97-CF1,
     Class A1B
     7.60%                              04/15/07       7,000         7,500,167
   First Union-Lehman Brothers-Bank of
     America Commercial Mortgage Trust,
     Series 98-C2, Class A2
     6.56%                              11/18/08      10,492        10,797,893



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   First Union-Lehman Brothers-Bank of
     America Commercial Mortgage Trust,
     Series 01-C1, Class A2
     6.14%                              12/15/10    $  7,965    $    7,872,282
   First Union-Lehman Brothers
     Commercial Mortgage Trust,
     Series 97-C1, Class A3
     7.38%                              04/18/07      10,485        11,133,922
   GE Capital Mortgage Services, Inc.,
     Series 94-14, Class A3
     6.50%                              04/25/24       3,000         3,003,930
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     8.26%***                           07/15/27      57,314         4,215,297
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C2, Class A3
     6.57%                              11/15/07       8,630         8,779,375
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 98-C2, Class A2
     6.42%                              08/15/08       1,000         1,013,125
   LB-UBS Commercial Mortgage Trust,
     Series 00-C5, Class A1
     6.41%                              01/15/10      12,694        12,983,517
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 98-C4,
     Class X (IO)
     9.77%***                           09/15/23      17,541           586,663
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                              01/25/29       4,050         4,240,552
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                              11/18/31      11,825        11,887,751
   Norwest Asset Securities Corp.,
     Series 98-27, Class A
     6.25%                              11/25/13       8,936         8,896,793
   Residential Asset Securitization Trust,
     Series 98-A3, Class A
     6.50%                              04/25/13       4,796         4,857,676
   Residential Funding Mortgage
     Securities I, Series 98-S7, Class A1
     6.50%                              03/25/13       6,634         6,650,799
   Salomon Brothers Mortgage
     Securities VII, Series 00-NL1, Class A1
     6.60%                              10/01/30         921           943,808
   Structured Asset Mortgage Investments,
     Inc., Series 98-9, Class 2A2
     6.13%                              11/25/13       1,123         1,114,956
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%**                            12/28/12       6,850         6,768,723
   Union Acceptance Corp., Series 00-B,
     Class A4
     7.54%                              10/09/06       4,000         4,231,875
   Union Planters Mortgage Finance Corp.,
     Series 99-1, Class A1
     6.25%                              04/01/29         761           751,306
                                                                --------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $141,349,255)                                              145,656,591
                                                                --------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

PROJECT LOANS -- 0.4%
   Evergreen Tower II, Construction Loan
     Collateral
     7.38%                              09/01/39    $    910    $      962,396
   Evergreen Tower II, Construction Loan
     Committment
     7.38%                              03/01/02          59            62,528
   Federal Housing Authority, East Point
     Chelsea
     10.25%                             05/01/33       2,688         2,936,353
   Pheasant Run Manor, Construction Loan
     Collateral
     6.88%                              05/15/02       1,207         1,239,013
   Pheasant Run Manor, Construction Loan
     Committment
     6.88%                              08/01/01          56            57,588
   Renaissance Apartments, Construction
     Loan Collateral
     7.50%                              06/01/39         971         1,033,957
   Renaissance Apartments, Construction
     Loan Committment
     7.50%                              06/01/01          94           100,464
                                                                --------------
TOTAL PROJECT LOANS
  (Cost $6,001,085)                                                  6,392,299
                                                                --------------
ASSET BACKED SECURITIES -- 4.3%
   Amresco Securitized Net Interest Margin
     Trust, Series 96-1, Class A
     8.10%                              04/26/26         338           206,031
   Arcadia Automobile Receivables Trust,
     Series 97-C, Class A5
     6.55%                              06/15/05       4,000         4,065,625
   Chevy Chase Auto Receivables Trust,
     Series 97-2, Class A
     6.35%                              01/15/04         707           709,145
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                              03/20/04         300           302,244
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.61%***                           08/15/06      14,640        12,193,044
   Conseco Finance Securitizations Corp.,
     Series 00-4, Class A3
     7.47%                              05/01/32       7,575         7,846,043
   First Security Auto Owner Trust,
     Series 00-1, Class A3
     7.30%                              07/15/04       8,850         9,101,252
   First Security Auto Owner Trust,
     Series 00-2, Class A4
     6.93%                              01/15/05       5,845         6,072,371
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                              09/15/19       4,677         4,695,872
   Ford Credit Auto Owner Trust,
     Series 00-C, Class A4
     7.24%                              02/15/04       1,155         1,190,733
   Ford Credit Auto Owner Trust,
     Series 00-E, Class A3
     6.74%                              12/15/02       6,856         6,910,554
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                              07/15/04           7             7,202
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                              07/15/05       1,067         1,038,260



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Home Improvement
     Loan Trust, Series 94-D, Class M
     9.05%                              01/15/15    $     15    $       15,567
   MBNA Master Credit Card Trust,
     Series 00-E, Class A
     7.80%                              10/15/12       2,705         2,992,406
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                              07/11/02         711           710,982
   Toyota Auto Receivables Owner
     Trust, Series 00-A, Class A3
     7.18%                              08/15/04      10,250        10,541,484
                                                                --------------
TOTAL ASSET BACKED SECURITIES
  (Cost $65,852,298)                                                68,598,815
                                                                --------------
CORPORATE BONDS -- 24.5%
BANKS -- 0.3%
   International Finance Corp.
     7.13%                              04/06/05       3,875         4,112,534
                                                                --------------
CHEMICALS -- 0.2%
   Dow Chemical Co.
     7.38%                              11/01/29       2,840         2,979,328
                                                                --------------
ENTERTAINMENT & LEISURE -- 0.5%
   AOL Time Warner, Inc.
     9.13%                              01/15/13       5,000         5,948,750
     7.25%                              10/15/17       2,550         2,545,897
                                                                --------------
                                                                     8,494,647
                                                                --------------
FINANCE -- 6.8%
   Auburn Hills Trust
     12.00%                             05/01/20       3,825         5,186,585
   Bank of America Corp.
     7.13%                              09/15/06       4,610         4,858,525
   Bank One Corp.
     6.50%                              02/01/06      10,250        10,441,510
   Citigroup, Inc.
     7.25%                              10/01/10      10,210        10,762,953
     6.50%#                             01/18/11       1,020         1,029,637
   Dana Credit Corp.
     8.38%                              08/15/07       4,730         3,925,900
   Donaldson, Lufkin and Jenrette, Inc.
     8.00%                              03/01/05       3,020         3,250,680
   FMR Corp.
     7.57%                              06/15/29       3,405         3,622,624
   Ford Motor Credit Co.
     7.60%                              08/01/05      16,000        16,823,200
     6.88%                              02/01/06       5,255         5,394,599
     5.80%                              01/12/09       6,365         6,014,422
   General Motors Acceptance Corp.
     6.75%#                             01/15/06      10,000        10,207,420
   Goldman Sachs Group, Inc.
     6.65%                              05/15/09       4,420         4,444,133
   Hutchinson Whampoa Finance Ltd.
     7.00%                              02/16/11       1,745         1,732,930
   J.P. Morgan Chase & Co.
     8.12%**                            02/15/12         100            91,740
   Qwest Capital Funding
     7.25%                              02/15/11       4,000         4,062,270
   Reliant Energy Finance Co. II
     7.40%                              11/15/02       2,770         2,810,027
   Sun Life Canada Capital Trust
     8.53%                              05/29/49       3,640         3,420,574


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Wells Fargo Capital
     7.73%                              12/01/26    $  2,310    $    2,270,707
   Yorkshire Power Finance
     6.50%                              02/25/08       5,435         5,173,180
   Zurich Capital Trust International
     8.38%                              06/01/37       3,785         3,802,373
                                                                --------------
                                                                   109,325,989
                                                                --------------
FOOD & AGRICULTURE -- 0.3%
   Kellogg Co.
     7.45%                              04/01/31       2,100         2,104,493
   Safeway, Inc.
     6.15%                              03/01/06       2,225         2,232,748
                                                                --------------
                                                                     4,337,241
                                                                --------------
INDUSTRIAL -- 4.0%
   Anadarko Petroleum Corp.
     7.50%                              10/15/26       5,450         5,569,142
   Atlantic Richfield Co.
     9.13%                              03/01/11       4,960         6,100,041
     7.00%                              04/15/38       2,255         2,365,540
   Chrysler Corp.
     7.45%                              03/01/27       5,500         5,015,560
   Cox Enterprises, Inc.
     6.63%                              06/14/02       2,380         2,403,062
   Enron Corp.
     6.45%                              11/15/01       3,000         3,012,000
   Hyder PLC
     7.38%                              12/15/28       2,585         2,232,657
   International Paper Co.
     8.13%                              07/08/05       4,240         4,566,934
   Jones Apparel Group, Inc.
     6.25%                              10/01/01       7,230         7,195,600
   Osprey Trust / Osprey I, Inc.
     7.80%                              01/15/03       7,350         7,521,917
   Pharmacia Corp.
     6.60%                              12/01/28       5,010         4,913,192
   Tyco Intl. Group, S.A.
     6.25%                              06/15/03       6,340         6,376,265
   Unilever Capital Corp.
     7.13%                              11/01/10       1,575         1,672,981
   US West Capital Funding, Inc.
     6.88%                              08/15/01       3,000         3,017,916
   Yosemite Securities Trust I
     8.25%                              11/15/04       2,820         2,948,620
                                                                --------------
                                                                    64,911,427
                                                                --------------
INSURANCE -- 1.4%
   Ace Capital Trust II
     9.70%                              04/01/30         790           897,759
   AON Capital Trust A
     8.21%                              01/01/27       2,105         2,002,318
   Equitable Cos., Inc.
     9.00%                              12/15/04       3,500         3,862,509
   Everest Reinsurance Holdings
     8.50%                              03/15/05          20            21,508
   Jackson National Life Insurance Co.
     8.15%                              03/15/27       4,675         4,774,624
   John Hancock Global Funding II
     7.90%                              07/02/10       6,850         7,609,144
   Liberty Mutual Insurance Co.
     7.70%                              10/15/45         975           742,991




                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
   Lumbermens' Mutual Casualty Co.
     9.15%                              07/01/26    $  2,115    $    1,849,032
   Prudential Insurance Co.
     8.30%                              07/01/25         295           315,541
   Safeco Capital Trust I
     8.07%                              07/15/37         925           756,543
                                                                --------------
                                                                    22,831,969
                                                                --------------
OIL & GAS-- 0.1%
   Transocean Sedco Forex, Inc.,
     Series 144A
     7.50%                              04/15/31       2,360         2,375,411
                                                                --------------
REAL ESTATE -- 0.3%
   EOP Operating LP
     6.63%                              02/15/05       4,365         4,416,284
                                                                --------------
TELECOMMUNICATIONS -- 2.9%
   AT&T Canada, Inc.
     7.65%                              09/15/06       3,800         3,780,478
   AT&T Corp.
     6.50%                              03/15/29       3,750         3,157,875
   British Telecom PLC
     8.13%                              12/15/10       1,785         1,844,351
   Cable and Wireless Optus Finance
     8.00%                              06/22/10       5,625         6,269,822
   Deutsche Telekom International Finance
     8.25%                              06/15/30       4,880         4,681,303
   France Telecom
     7.75%                              03/01/11       3,880         3,870,106
     8.50%                              03/01/31       5,500         5,464,415
   Koninklijke KPN NV
     8.00%                              10/01/10       4,275         4,089,380
     8.38%                              10/01/30       2,150         1,928,812
   Nortel Networks Ltd.
     6.13%                              02/15/06       1,550         1,490,520
   Sprint Capital Corp.
     5.70%                              11/15/03       2,800         2,759,462
   Worldcom, Inc.
     7.38%                              01/15/06       7,200         7,300,008
                                                                --------------
                                                                    46,636,532
                                                                --------------
TRANSPORTATION -- 0.3%
   Federal Express Corp.
     7.11%                              01/02/14       3,034         2,786,821
     6.72%                              01/15/22       1,746         1,754,151
                                                                --------------
                                                                     4,540,972
                                                                --------------
UTILITY -- 1.7%
   Calpine Corp.
     8.25%                              08/15/05       3,800         3,830,875
   Coastal Corp.
     7.75%                              06/15/10       5,099         5,467,387
     6.95%                              06/01/28       4,580         4,290,471
   Dominion Resources, Inc.
     6.00%                              01/31/03       2,075         2,092,838
   Pacific Gas & Electric Co.
     7.38%                              11/01/05       4,525         3,439,000
   Pinnacle Partners
     8.83%                              08/15/04       6,000         6,106,875
   Progress Energy, Inc.
     6.75%                              03/01/06       1,400         1,441,252


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
UTILITY (CONTINUED)
   TXU Eastern Funding Co.
     6.15%                              05/15/02    $    310    $      310,496
                                                                --------------
                                                                    26,979,194
                                                                --------------
YANKEE -- 5.7%
   Abbey National Capital Trust I
     8.96%++                            12/29/49       1,970         2,146,684
   Abbey National PLC
     7.35%                              10/15/06       5,155         5,137,009
   Abitibi-Consolidated, Inc.
     8.30%                              08/01/05         665           700,684
   Apache Finance Canada
     7.75%                              12/15/29       3,675         4,012,953
   Asian Development Bank
     6.38%                              10/01/04       3,010         3,101,143
   Avon Energy Partners Holding
     7.05%                              12/11/07       2,215         2,164,055
   Barclays Bank  PLC
     8.55%                              06/15/11       3,500         3,874,976
   Buoni Poliennali del Tesoro
     5.00%                              06/15/03      25,045        22,450,565
   Empresa Electrica Pehuenche
     7.30%                              05/01/03       2,985         2,983,243
   Pemex Finance Ltd.
     9.14%                              08/15/04       2,520         2,648,570
     9.03%                              02/15/11       1,700         1,833,858
   Quebec Province
     7.50%                              07/15/23       3,575         3,874,294
   Quebec Province, Series NN
     7.13%                              02/09/24       3,175         3,306,985
   State of Qatar
     9.75%                              06/15/30       4,080         4,321,634
   Swedbank
     7.50%**                            09/29/49       2,800         2,742,880
     9.00%                              12/29/49       7,500         8,126,953
   United Mexican States
     8.50%                              02/01/06       5,520         5,646,960
     10.38%                             02/17/09       2,860         3,141,707
     8.13%                              12/30/19       1,390         1,246,830
   United Mexican States-Rights                        1,390            16,680
   Vodafone Group PLC
     7.75%                              02/15/10       7,500         8,109,717
                                                                --------------
                                                                    91,588,380
                                                                --------------
TOTAL CORPORATE BONDS
  (Cost $386,907,555)                                              393,529,908
                                                                --------------
FOREIGN BONDS -- 0.7%
   Government of Canada
     6.00%
   (Cost $11,961,473)                   06/01/11      17,660        11,706,750
                                                                --------------
TAXABLE MUNICIPAL BONDS -- 1.1%
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     6.80%***                           02/15/05         200           160,960
     7.57%***                           02/15/16      10,100         3,808,710
     7.59%***                           02/15/17       3,575         1,256,720
     7.21%***                           02/15/18       5,500         1,798,335
     7.61%***                           02/15/20       6,265         1,768,108
     7.62%***                           02/15/21       2,660           696,627
     7.63%***                        02/22-02/23       5,150         1,228,608



                                                   Par/Shares
                                        Maturity      (000)          Value
                                        --------     -------      ------------

TAXABLE MUNICIPAL BONDS (CONTINUED)
   New York State Power Authority and
     General Purpose Revenue Bond,
     Series 98, Class D
     6.26%                              02/15/03    $  7,100    $    7,250,449
                                                                --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $16,593,239)                                                17,968,517
                                                                --------------
CALL OPTION-- 0.0%
  U.S. Treasury Notes, 5.00%,
    Expiring 08/24/01
  (Cost $322,266)                                      3,750           375,000
                                                                --------------
PREFERRED STOCK -- 0.3%
  Centaur Funding Corp.,
    Cumulative 144A
    9.08%
  (Cost $4,150,000)                                    4,150         4,326,441
                                                                --------------
SHORT TERM INVESTMENTS -- 24.7%
   Federal Home Loan Bank
     Discount Notes
     5.00%                              04/02/01     133,000       133,000,000
   International Paper Co.
     Commercial Paper
     5.80%                              04/02/01      40,000        40,000,000
   MCI Worldcom Commercial Paper
     5.95%                              04/02/01      75,000        75,000,000
   PECO Energy Co. Commercial Paper
     6.05%                              04/02/01      75,000        75,000,000
   Philip Morris Co. Commercial Paper
     5.50%                              04/02/01      29,200        29,200,000
   Safeway, Inc. Commercial Paper
     5.75%                              04/02/01      38,535        38,535,000
   Galileo Money Market Fund                           7,117         7,117,401
                                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $397,791,869)                                              397,852,401
                                                                --------------
REPURCHASE AGREEMENT -- 0.3%
   Paribas Corp.
     (Agreement dated 03/28/01 to be
     repurchased at $ 5,557,835.
     Collateralized by $ 5,575,000
     U.S.  Treasury  Bonds 5.375%
     due 02/15/31.  The value of the
     collateral is $ 5,508,311.)
     4.85%
   (Cost $5,554,094)                    04/02/01       5,554         5,554,094
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,969,300,173*)                              123.9%     1,993,791,972

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including
  $393,735,894 of investment
  purchases payable)                                  (23.9%)     (384,794,520)
                                                      ------    --------------

NET ASSETS (Applicable to 41,205,024
  BlackRock shares, 110,304,730
  Institutional shares, 8,455,785
  Service shares, 1,571,073 Investor
  A shares, 1,910,294 Investor B
  shares and 1,460,128
  Investor C shares outstanding)                      100.0%    $1,608,997,452
                                                      ======    ==============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2001 (UNAUDITED)                                    Value
                                                                -------------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BLACKROCK, INSTITUTIONAL
  AND SERVICE SHARE
  ($1,560,763,056 / 159,965,539)                                        $ 9.76
                                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($15,343,202 / 1,571,073)                                             $ 9.77
                                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($9.77 / 0.960)                                                       $10.18
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES
  CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($18,635,893 / 1,910,294)                                             $ 9.76
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES
  CHARGE OF 1.0%) PER
  INVESTOR C SHARE
  ($14,255,301 / 1,460,128)                                             $ 9.76
                                                                        ======


----------------------
* Cost for Federal income tax purposes is $1,970,485,649. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

         Gross unrealized appreciation                            $ 34,668,469
         Gross unrealized depreciation                             (11,362,146)
                                                                  ------------
                                                                  $ 23,306,323
                                                                  ============

**   Rates shown are the rates as of March 31, 2001.

***  Rates shown are the effective yields as of March 31, 2001.

#    Total or partial securities on loan.

++ Securities pledged as collateral with a value of $1,638,720 on 506 long U.S. Treasury Bonds futures contracts, 845 short U.S. Treasury Notes futures contracts, 229 long U.S. Treasury Notes futures contracts, 235 long Euro-Bobl futures contracts and 209 long Euro-Bond futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $209,086,898, thereby resulting in an unrealized loss of $1,298,632.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                           GOVERNMENT INCOME PORTFOLIO

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 5.6%
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                              10/01/16      $  372       $   388,034
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                              10/01/18         221           207,980
   U.S. Treasury Bonds
     8.50%                              02/15/20         600           802,873
     7.25%                              08/15/22         325           390,403
     5.38%                              02/15/31       1,135         1,120,814
                                                                   -----------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $2,923,070)                                                  2,910,104
                                                                   -----------
MORTGAGE PASS-THROUGHS -- 75.8%
   Federal Home Loan Mortgage Corp.
     7.00%++                         08/10-03/11         832           851,493
     8.00%++                         05/12-11/26       2,616         2,706,678
     6.00%                              12/01/12         549           548,858
     5.50%                           10/13-11/13       1,702         1,671,549
     7.50%                              11/01/25          19            19,058
   Federal Home Loan Mortgage
     Corp. Gold
     6.00%                              05/01/14         544           543,435
     5.50%                           05/14-05/16       2,473         2,424,169
     6.50%                           06/29-04/31       3,338         3,327,749
   Federal National Mortgage
     Association
     7.00%                           08/09-12/11         710           727,564
     6.63%                              09/15/09         100           106,166
     6.00%                           11/09-01/29       3,426         3,370,288
     8.50%                           01/13-10/28       1,179         1,225,365
     6.50%                           01/13-07/29       1,118         1,122,873
     8.00%                           11/13-08/14         341           352,163
     5.50%                           12/13-01/14       9,249         9,078,360
     7.50%                           06/24-04/26         627           641,389
   Government National Mortgage
     Association
     8.00%                              04/20/13         167           172,915
     6.00%                           01/14-06/14         864           869,149
     5.50%                              03/15/14       1,539         1,514,075
     6.50%                           11/23-11/29       5,601         5,600,159
     7.50%                           04/27-12/27         484           496,663
     7.00%                           10/27-06/28       2,060         2,093,226
                                                                   -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $39,095,727)                                                39,463,344
                                                                   -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.8%
   Federal Home Loan Mortgage
     Corp. Strip Notes, Series 203 (IO)
     11.28%***                          06/15/29         267            63,235
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%***                           04/25/21         151           130,528



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     7.00%***                           02/17/17      $  211       $    44,519
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     7.00%***                           02/17/17         211           174,444
                                                                   -----------
TOTAL MULTIPLE CLASS
  MORTGAGE PASS-THROUGHS
  (Cost $447,852)                                                      412,726
                                                                   -----------
COMMERCIAL MORTGAGE
  BACKED SECURITIES -- 0.9%
   Capco America Securitization
     Corp., Series 98-D7, Class A1B
     6.26%                              09/15/08          70            71,205
   Goldman Sachs Mortgage
     Securities Corp., Series 98-1,
     Class A
     8.00%                              09/20/27         146           152,291
   Goldman Sachs Mortgage
     Securities Corp., Series 98-2,
     Class A
     7.75%                              05/19/27         160           166,820
   Union Planters Mortgage
     Finance Corp., Series 98-1,
     Class A1
     6.35%                              01/25/28          74            73,923
                                                                   -----------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $457,208)                                                      464,239
                                                                   -----------
PROJECT LOANS -- 0.5%
   Federal Housing Authority,
     INSD Project, Series 82
     7.43%
   (Cost $281,085)                      09/01/22         273           270,425
                                                                   -----------
ASSET BACKED SECURITIES -- 0.5%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                              09/15/02           4             4,291
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     7.18%**                            07/15/25         248           247,974
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $252,206)                                                      252,265
                                                                   -----------
CALL OPTION-- 0.0%
  U.S. Treasury Notes, 5.00%,
    Expiring 08/24/01
  (Cost $7,734)                                           90             9,000
                                                                   -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

                                                   Par/Shares
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

SHORT TERM INVESTMENTS -- 15.9%
   Federal Home Loan Bank
     Discount Notes
     5.00%                              04/02/01      $5,100       $ 5,099,292
   Galileo Money Market Fund                           3,179         3,179,303
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,278,595)                                                  8,278,595
                                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $51,743,477*)                                              $52,060,698
                                                                   ===========


---------------------

* Cost for Federal income tax purposes is $51,754,618. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

         Gross unrealized appreciation                               $ 530,874
         Gross unrealized depreciation                                (224,794)
                                                                     ---------
                                                                     $ 306,080
                                                                     =========

**   Rates shown are the rates as of March 31, 2001.

***  Rates shown are the effective yields as of March 31, 2001.

++ Securities pledged as collateral with a value of $168,588 on 39 long U.S. Treasury Notes futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $4,141,922, thereby resulting in an unrealized gain of $60,633.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                           GOVERNMENT INCOME PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $51,743,477) .......................  $52,060,698
   Interest receivable ...........................................      231,354
   Principal receivable ..........................................        9,639
   Investments sold receivable ...................................   15,819,200
   Capital shares sold receivable ................................      260,840
   Futures margin receivable .....................................       14,211
   Prepaid expenses ..............................................       14,590
                                                                    -----------
          TOTAL ASSETS ...........................................   68,410,532
                                                                    -----------
LIABILITIES
   Investments purchased payable .................................   30,523,394
   Capital shares redeemed payable ...............................       25,951
   Distributions payable .........................................      136,687
   Advisory fees payable .........................................        6,652
   Administrative fees payable ...................................        7,119
   Transfer agent fees payable ...................................        6,717
   Other accrued expenses payable ................................       70,844
                                                                    -----------
          TOTAL LIABILITIES ......................................   30,777,364
                                                                    -----------
NET ASSETS (Applicable to 867,013 Investor A shares,
   2,527,603 Investor B shares and
   172,308 Investor C shares outstanding) ........................  $37,633,168
                                                                    ===========
NET ASSET VALUE AND REDEMPTION PRICE PER
   INVESTOR A SHARE ($9,150,622 / 867,013) .......................       $10.55
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.55 / 0.955) ..............................................       $11.05
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($26,665,567 / 2,527,603) ................       $10.55
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,816,979 / 172,308) ...................       $10.54
                                                                         ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                                 GNMA PORTFOLIO

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 2.8%
   U.S. Treasury Notes
     4.63%+
   (Cost $3,719,938)                    02/28/03     $ 3,700      $  3,726,884
                                                                  ------------
MORTGAGE PASS-THROUGHS-- 93.8%
   Federal Home Loan Mortgage Corp.
     5.50%                           02/09-03/14       3,975         3,925,446
     6.00%                           11/13-01/29         738           721,912
     6.50%                           06/15-01/16       2,941         2,979,136
     7.50%                           02/27-05/27         547           560,457
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                           12/13-04/31       5,883         5,887,997
     6.00%                              05/01/14         494           493,971
     5.50%                           05/15-03/16      11,983        11,781,027
     8.00%                              07/01/17         433           452,552
   Federal National Mortgage Association
     6.63%                              09/15/09         250           265,416
     6.00%                           04/11-01/14       1,751         1,749,048
     7.00%                              05/01/11       1,146         1,175,040
     6.50%                           02/13-07/29       1,208         1,215,411
     8.00%                           11/13-08/14       1,155         1,194,076
     5.50%                           12/13-03/14       8,600         8,441,354
     8.50%                              10/01/28       1,946         2,028,539
   Government National Mortgage
     Association
     8.00%+/++                       12/07-08/30      11,157        11,518,308
     5.50%                              03/15/14       7,727         7,601,843
     8.50%                           01/17-09/21       2,117         2,196,140
     7.00%                           09/17-07/29      15,529        15,761,129
     9.00%                           05/18-07/21       1,262         1,315,942
     7.50%                           01/22-11/29      13,166        13,505,286
     6.50%                           06/23-11/30      31,059        31,053,906
   Government National Mortgage
     Association II
     6.00%**                            02/20/29         884           864,854
                                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $124,378,131)                                              126,688,790
                                                                  ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.2%
   Federal Home Loan Mortgage Corp.
     Strip Notes, Series 203 (IO)
     11.28%***
   (Cost $262,080)                      06/15/29         890           210,782
                                                                  ------------
PROJECT LOANS-- 2.4%
   Federal Housing Administration,
     Prairie District Lofts,
     Construction Loan Collateral
     7.35%                              05/15/39       1,784         1,897,631
   Federal Housing Authority,
     INSD Project, Series 82
     7.43%                              09/01/22       1,435         1,419,731
                                                                  ------------
TOTAL PROJECT LOANS
  (Cost $3,254,194)                                                  3,317,362
                                                                  ------------



                                                   Par/Shares
                                        Maturity      (000)          Value
                                        --------     -------      ------------

ASSET BACKED SECURITIES -- 0.5%
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     7.18%**
   (Cost $743,811)                      07/15/25     $   744      $    743,921
                                                                  ------------
CALL OPTION -- 0.0%
  U.S. Treasury Notes, 5.00%,
    Expiring 08/24/01
  (Cost $20,840)                                         242            24,250
                                                                  ------------
SHORT TERM INVESTMENTS -- 0.3%
   Galileo Money Market Fund
   (Cost $374,356)                                       374           374,356
                                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $132,753,350*)                                            $135,086,345
                                                                  ============


-----------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

         Gross unrealized appreciation                              $2,551,047
         Gross unrealized depreciation                                (218,052)
                                                                    ----------
                                                                    $2,332,995
                                                                    ==========

**   Rates shown are the rates as of March 31, 2001.

***  Rates shown are the effective yields as of March 31, 2001.

+ Securities with a market value of $ 9,608,487 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $ 483,114 on 30 short U.S. Treasury Bonds futures contracts and 41 short U.S. Treasury Notes futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $7,479,953, thereby resulting in an unrealized gain of $37,016.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                 GNMA PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $132,753,350) ...................... $135,086,345
   Interest receivable ...........................................      706,652
   Investments sold receivable ...................................    7,395,703
   Capital shares sold receivable ................................        6,750
   Prepaid expenses ..............................................       29,388
                                                                   ------------
          TOTAL ASSETS ...........................................  143,224,838
                                                                   ------------
LIABILITIES
   Reverse repurchase agreements payable .........................    9,344,292
   Investments purchased payable .................................   30,491,715
   Distributions payable .........................................      515,936
   Advisory fees payable .........................................       20,891
   Administrative fees payable ...................................       19,927
   Transfer agent fees payable ...................................        4,977
   Other accrued expenses payable ................................       26,706
   Futures margin payable ........................................       22,604
                                                                   ------------
          TOTAL LIABILITIES ......................................   40,447,048
                                                                   ------------
NET ASSETS (Applicable to 9,708,644  Institutional shares,
   16,727 Service shares, 380,146  Investor A shares,
   116,194 Investor B shares and 26,862 Investor C
   shares outstanding) ........................................... $102,777,790
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL
   AND SERVICE SHARE ($97,517,678 / 9,725,371) ...................       $10.03
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE PER
   INVESTOR A SHARE ($3,825,352 / 380,146) .......................       $10.06
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.06 / 0.960) ..............................................       $10.48
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,165,632 / 116,194) ...................       $10.03
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($269,128 / 26,862) ......................       $10.02
                                                                         ======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 26.1%
   Overseas Private Investment Co.
     5.69%                              12/16/06    $    731   $       748,279
     5.92%                              12/16/06       2,228         2,222,519
     6.38%                              12/16/06       2,073         2,098,260
     6.46%                              12/16/06         224           227,027
     6.53%                              12/16/06         541           550,112
     6.66%                              12/16/06         985         1,020,757
     6.87%                              12/16/06       1,073         1,122,670
     7.01%                              12/16/06         702           739,523
     7.42%                              12/16/06       1,602         1,717,883
     6.27%                           12/06-05/12       3,645         3,679,228
     5.46%                              05/29/12         463           449,336
     5.79%                              05/29/12         419           416,034
     5.88%                              05/29/12         554           550,057
     5.94%                              05/29/12       1,524         1,569,754
     6.10%                              05/29/12         509           518,741
     6.81%                              05/29/12         597           624,484
     6.84%                              05/29/12         776           798,004
     6.89%                              05/29/12       4,745         4,908,049
     6.91%                              05/29/12       1,594         1,680,103
     7.35%                              05/29/12         421           457,796
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.38%                              02/01/16       5,419         5,412,552
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                              11/01/16       7,980         8,218,699
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     6.35%**                            08/15/22       2,315         2,298,676
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                              02/01/17       6,316         6,558,454
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                              06/01/17       1,883         1,965,352
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                              07/01/17      10,846        11,100,808
   U.S. Treasury Bonds
     12.75%+                            11/15/10       8,725        11,558,618
     14.00%                             11/15/11       4,550         6,567,711
     8.50%#                             02/15/20      64,769        86,668,817
     8.75%#                             08/15/20       6,250         8,574,412
     6.25%+                          08/23-05/30      23,810        25,730,269
     6.88%                              08/15/25       6,490         7,549,986
     6.00%                              02/15/26      10,100        10,592,991
     6.38%                              08/15/27       3,470         3,823,277
     5.38%                              02/15/31      38,440        37,959,538
   U.S. Treasury Notes
     4.75%#+                            02/15/04     106,800       107,862,340
     5.00%                              02/15/11           5             5,029
                                                               ---------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $363,470,821)                                              368,546,145
                                                               ---------------



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

MORTGAGE PASS-THROUGHS-- 41.9%
   Federal Home Loan Mortgage Corp.
     9.00%                              07/01/01    $      3   $         2,677
     7.00%                           07/05-05/26       1,734         1,821,844
     7.50%                           12/06-10/27       9,487         9,764,620
     3.73%**                            10/15/07       4,202         4,103,029
     6.50%                           03/09-04/29       8,039         8,110,091
     6.00%                           11/12-07/14       2,170         2,169,012
   Federal Home Loan Mortgage
     Corp. Gold
     6.50%                           03/11-04/31      81,342        81,125,443
     6.00%                           05/14-07/29       8,917         8,808,649
     9.00%                              12/01/22      11,204        11,799,028
     7.00%                              04/01/29         237           240,022
     8.00%                           05/30-06/30       6,795         7,020,232
   Federal National Mortgage Association
     9.50%                           03/05-07/16         617           643,776
     7.00%                           06/06-05/26       5,275         5,355,590
     6.80%                              07/23/07      12,025        12,256,481
     6.04%                              02/25/09      26,800        26,757,656
     6.50%                           02/11-12/13       8,020         8,117,332
     6.00%                           09/12-09/29     118,020       116,776,978
     5.50%                           09/13-07/14     151,379       148,587,915
     8.50%                              10/01/28      13,033        13,582,394
     7.50%                              02/01/30         163           166,808
     8.00%                           04/30-07/30       3,130         3,231,852
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                              12/01/03       1,790         1,788,493
     6.31%                              02/01/11       4,495         4,557,039
   Government National Mortgage
     Association
     8.50%                           01/10-11/21         302           313,113
     9.50%                           09/16-10/17         137           143,531
     9.00%                           03/18-08/20         531           554,080
     8.00%                           02/22-08/30       3,363         3,473,893
     7.50%                           04/23-09/27         646           662,419
     6.50%                           11/23-07/29      49,030        49,075,919
     7.00%                           02/26-01/31      35,480        36,137,420
     7.63%                              10/15/37       4,465         4,846,784
   Government National Mortgage
     Association II
     9.50%**                         05/17-12/24         462           481,247
   MLCC Mortgage Investors, Inc.,
     Series 95-C, Class D
     7.83%**                            05/25/15       3,506         3,547,826
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     10.40%***                          06/15/21      44,614         1,212,950
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                              04/25/28       7,113         7,246,051
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                              04/25/28       5,500         5,697,793
                                                               ---------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $582,898,803)                                              590,179,987
                                                               ---------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.4%
   Federal Home Loan Mortgage Corp.
     Strip Notes, Series 203 (IO)
     11.25%***                          06/15/29       9,788         2,318,598
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%***                           07/01/26         611           525,253

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.00%***                           12/25/23    $  1,905   $     1,047,750
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%***                           04/25/24       1,810         1,015,297
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.00%***                           10/25/29       1,481         1,057,242
                                                               ---------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $5,932,466)                                                  5,964,140
                                                               ---------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 6.1%
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                              09/15/08       3,905         3,972,218
   COMM, Series 99-1, Class A2
     6.46%                              09/15/08       7,299         7,395,158
   Commercial Capital Access One,
     Series 98-3, Class A1
     6.30%                              11/15/28       5,726         5,813,753
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 99-1,
     Class A1
     6.75%                              12/27/28       5,317         5,428,258
   Donaldson, Lufkin and Jenrette, Inc.
     Mortgage Corp., Series 98-CF2,
     Class A1B
     6.24%                              11/12/31       1,000         1,010,463
   FFCA Secured Lending Corp.,
     Series 98-1, Class A1B
     6.73%                              07/18/13      10,896        10,776,690
   First Union-Lehman Brothers-Bank of
     America Commercial Mortgage
     Trust, Series 01-C1, Class A2
     6.14%                              12/15/10       6,975         6,893,807
   LB-UBS Commercial Mortgage Trust,
     Series 00-C3, Class A2
     7.95%                              01/15/10         205           225,735
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                              01/25/29       6,200         6,491,709
   Morgan Stanley Capital International,
     Inc., Series 99-RM1, Class A2
     6.71%                              12/15/31       4,296         4,422,030
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                              11/18/31         575           578,051
   Norwest Asset Securities Corp.,
     Series 98-27, Class A1
     6.25%                              11/25/13      14,839        14,774,312
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%**                            12/28/12       7,954         7,859,514
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A3
     6.60%                              01/25/28       9,094         9,198,644
   USGI, Series 87
     7.43%                              12/01/22         827           830,414
                                                               ---------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $83,496,237)                                                85,670,756
                                                               ---------------



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

  PROJECT LOANS -- 2.4%
   Federal Housing Authority, Elmwood
     Manor Project Loan
     9.75%                              03/01/32    $    838   $       865,872
   Federal Housing Authority, Lakeland
     Nursing, Construction Loan Collateral
     7.88%                              12/01/34      11,695        12,552,553
   Federal Housing Authority,
     Meadowbrook of Topeka,
     Construction Loan Collateral
     8.50%                              08/01/22       1,628         1,615,783
   Quabbin Valley Healthcare,
     Construction Loan Collateral
     7.66%                              06/01/39       1,021         1,082,324
   Whittier Rehab At Haverhill Project Loan
     7.60%                              12/01/39       9,136         9,631,502
   Whittier Rehab At Westborough
     Project Loan
     8.13%                              02/28/37       7,070         7,649,526
                                                               ---------------
TOTAL PROJECT LOANS
  (Cost $31,336,380)                                                33,397,560
                                                               ---------------
ASSET BACKED SECURITIES -- 6.8%
   ACLC Business Loan Receivables
     Trust, Series 98-1, Class A1
     6.44%                              09/15/19       9,111         8,923,196
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%++                            08/15/05      12,430        12,668,532
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (PO)
     7.36%***                           08/15/06       8,800         7,329,152
   Daimler-Benz Auto Grantor Trust,
     Series 97-A, Class A
     6.05%**++                          03/31/05         407           407,383
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                              03/15/02          23            22,761
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                              09/15/19       5,404         5,425,662
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                              12/15/19       2,108         2,104,416
   Ford Credit Auto Owner Trust,
     Series 99-C, Class A4
     6.08%                              09/16/02       9,673         9,719,805
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                              07/15/04          76            75,691
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                              07/15/05       1,002           974,892
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                              07/15/27       5,528         5,927,976
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                              10/15/27       8,999         9,292,485
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                              01/15/15          11            11,120
   Green Tree Home Improvement Loan
     Trust, Series 96-C, Class HIB1
     7.75%                              06/15/21       4,742         4,736,974

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Home Improvement Loan
     Trust, Series 97-A, Class HEM2
     7.90%                              03/15/28    $  5,150   $     5,170,922
   Keycorp Student Loan Trust,
     Series 95-B, Class A
     5.29%**                            09/27/24       5,615         5,612,292
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                              07/11/02       2,015         2,014,954
   Railcar Leasing LLC, Series 97-1,
     Class A1
     6.75%                              07/15/06       8,849         9,135,828
   Sears Credit Account Master Trust,
     Series 00, Class 1A
     7.25%                              11/15/07         710           741,638
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class A
     6.40%**                            04/15/28       5,152         5,104,168
                                                               ---------------
TOTAL ASSET BACKED SECURITIES
  (Cost $94,130,831)                                                95,399,847
                                                               ---------------
CORPORATE BONDS -- 25.3%
AIR TRANSPORTATION -- 0.1%
   Continental Airlines
     7.06%                              03/15/11       2,045         2,093,835
                                                               ---------------
BANKS-- 0.3%
   International Finance Corp.
     7.13%                              04/06/05       3,875         4,112,534
                                                               ---------------
ENTERTAINMENT & LEISURE -- 0.5%
   AOL Time Warner, Inc.
     9.13%                              01/15/13       5,460         6,496,035
     7.25%                              10/15/17         940           938,488
                                                               ---------------
                                                                     7,434,523
                                                               ---------------
FINANCE -- 8.5%
   American General Institutional Capital
     7.57%                              12/01/45       1,155         1,084,060
   Auburn Hills Trust
     12.00%                             05/01/20       5,205         7,057,824
   Bank One Corp.
     6.50%                              02/01/06       6,950         7,079,853
   Citigroup, Inc.
     7.25%                              10/01/10       7,975         8,406,910
   CSW Investments
     6.95%                              08/01/01       7,705         7,731,582
   Dana Credit Corp.
     8.38%                              08/15/07       4,455         3,697,650
   Donaldson, Lufkin and Jenrette, Inc.
     8.00%                              03/01/05       4,200         4,520,813
   ERAC USA Finance Co.
     8.25%                              05/01/05       3,050         3,182,797
   FMR Corp.
     7.57%                              06/15/29       4,455         4,739,732
   Ford Motor Credit Co.
     6.70%                              07/16/04      10,600        10,851,697
     7.50%#                             03/15/05       3,250         3,403,576
     7.60%                              08/01/05       7,200         7,570,440
     5.80%                              01/12/09       7,040         6,652,244
   General Motors Acceptance Corp.
     6.75%                              01/15/06      10,000        10,207,420



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Goldman Sachs Group L.P., Inc.
     6.25%                              02/01/03    $  6,030   $     6,097,343
   Great Western Finance
     8.21%                              02/01/27       5,000         4,829,055
   J.P. Morgan Chase & Co.
     6.75%**                            02/01/11       4,525         4,587,020
   Larwin Group - Participation in
     Asset Exchange
     8.00%                              12/01/09          10             9,387
   MidAmerican Funding LLC
     6.93%                              03/01/29       8,050         7,399,479
   Riggs Capital Trust
     8.63%                              12/31/26         400           261,712
   Riggs Capital Trust II Preferred
     Securities, Series C
     8.88%                              03/15/27       2,000         1,496,214
   Sun Life Canada Capital Trust
     8.53%                              05/29/49       4,630         4,350,894
   Washington Mutual Capital, Inc.
     8.38%                              06/01/27       1,250         1,197,695
   Wells Fargo Capital
     7.73%                              12/01/26       3,490         3,430,635
                                                               ---------------
                                                                   119,846,032
                                                               ---------------
FOOD & AGRICULTURE -- 0.3%
   Pharmacia Corp.
     6.50%                              12/01/18       2,080         2,030,808
   Safeway, Inc.
     6.15%                              03/01/06       2,025         2,032,051
                                                               ---------------
                                                                     4,062,859
                                                               ---------------
INDUSTRIAL -- 3.0%
   Anadarko Petroleum Corp.
     7.50%                              10/15/26       4,825         4,930,479
   Bowater, Inc.
     9.00%                              08/01/09       2,000         2,170,072
   DaimlerChrysler North America
     Holdings
     7.75%                              01/18/11       2,000         2,054,372
   International Paper Co.
     8.00%                              07/08/03      16,800        17,456,250
   Petro-Canada
     7.88%                              06/15/26       5,475         5,735,678
   Transocean Sedco Forex, Inc.
     7.50%                              04/15/31       2,075         2,088,550
   Tyco Intl. Group, S.A.
     5.88%                              11/01/04       2,910         2,910,614
   Yosemite Securities Trust I
     8.25%                              11/15/04       4,550         4,757,525
                                                               ---------------
                                                                    42,103,540
                                                               ---------------
INSURANCE -- 1.9%
   Ace Capital Trust II
     9.70%                              04/01/30       5,000         5,682,020
   AFC Capital Trust I
     8.21%                              02/03/27       5,850         5,623,897
   Allstate Corp.
     7.88%                              05/01/05       3,100         3,338,905
   Equitable Cos., Inc.
     9.00%                              12/15/04       5,555         6,130,354
   Farmers Insurance Exchange
     8.63%                              05/01/24       2,125         2,165,728
   Liberty Mutual Insurance Co.
     7.70%                              10/15/47       3,845         2,930,051

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
   Prudential Insurance Co.
     8.30%                              07/01/25    $    260   $       278,104
   Safeco Capital Trust I
     8.07%                              07/15/37         895           732,006
                                                               ---------------
                                                                    26,881,065
                                                               ---------------
TELECOMMUNICATIONS -- 3.3%
   AT&T Canada, Inc.
     7.65%                              09/15/06       2,525         2,512,028
   AT&T Corp.
     6.50%                              03/15/29       3,300         2,778,930
   British Telecom PLC
     8.13%                              12/15/10       1,810         1,870,182
   Deutsche Telekom International Finance
     8.25%                              06/15/30       3,040         2,916,221
   France Telecom
     7.75%                              03/01/11       3,430         3,421,253
     8.50%                              03/01/31       4,900         4,868,297
   Koninklijke KPN NV
     8.00%                              10/01/10       7,025         6,719,974
   Nortel Networks Ltd.
     6.13%                              02/15/06       1,450         1,394,357
   US West Communications
     7.20%                              11/01/04      10,760        11,085,049
   Worldcom, Inc.
     7.38%                              01/15/06       8,950         9,074,315
                                                               ---------------
                                                                    46,640,606
                                                               ---------------
TRANSPORTATION -- 0.2%
   Federal Express Corp.
     6.72%                              01/15/22       2,894         2,907,565
                                                               ---------------
UTILITY -- 2.7%
   Avon Energy Partnership
     6.73%                              12/11/02       1,100         1,114,839
   Calpine Corp.
     8.25%                              08/15/05       3,910         3,941,769
   Coastal Corp.
     6.95%                              06/01/28       7,000         6,557,488
   Dominion Resources, Inc.
     6.00%                              01/31/03       1,925         1,941,549
   Limestone Electron Trust, Sr. Notes,
     Series 144A
     8.63%                              03/15/03       4,920         5,130,674
   Pinnacle Partners
     8.83%                              08/15/04       7,075         7,201,023
   Progress Energy, Inc.
     6.75%                              03/01/06       1,280         1,317,716
   TXU Eastern Funding Co.
     6.15%                              05/15/02       4,345         4,351,952
   WPD Holdings
     6.75%                              12/15/04       6,500         6,424,158
                                                               ---------------
                                                                    37,981,168
                                                               ---------------
YANKEE -- 4.5%
   Abbey National Capital Trust I
     8.96%                              12/29/49       2,600         2,833,187
   Abbey National PLC
     7.35%**                            10/29/49       4,810         4,793,213
   Buoni Poliennali del Tesoro
     5.00%                              06/15/03      22,780        20,420,198
   Empresa Electrica Pehuenche
     7.30%                              05/01/03       4,745         4,742,207



                                                  Par/Shares
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   Norsk Hydro ASA
     7.25%                              09/23/27    $  4,880   $     4,645,701
   Pemex Finance Ltd.
     9.14%                              08/15/04       4,410         4,634,998
     9.03%                              02/15/11       3,965         4,277,204
   Quebec Province
     7.50%                              07/15/23       3,600         3,901,387
   Quebec Province, Series NN
     7.13%                              02/09/24       2,150         2,239,375
   State of Qatar
     9.75%                              06/15/30       3,910         4,141,566
   United Mexican States
     8.38%                              01/14/11       2,000         1,996,360
     11.38%                             09/15/16         435           503,512
     8.13%                              12/30/19       4,455         3,996,135
  United Mexican States - Rights                       4,455            53,460
                                                               ---------------
                                                                    63,178,503
                                                               ---------------
TOTAL CORPORATE BONDS
  (Cost $352,958,945)                                              357,242,230
                                                               ---------------
FOREIGN BOND -- 0.7%
   Government of Canada
     6.00%
   (Cost $10,548,521)                   06/01/11      15,575        10,324,611
                                                               ---------------
TAXABLE MUNICIPAL BONDS -- 1.0%
   Los Angeles County Pension Obligation
     Revenue Bond, Series 95, Class D
     6.97%                              06/30/08       7,355         7,724,000
   New Jersey Economic Development
     Authority State Pension Funding
     Zero Coupon Revenue Bond,
     Series 97, Class B
     7.56%***                           02/15/16       1,600           603,360
     7.59%***                           02/15/17         575           202,130
     7.21%***                           02/15/18      14,500         4,741,065
     7.62%***                        02/20-02/21       1,010           276,504
     7.63%***                        02/22-02/23         815           194,412
                                                               ---------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $13,863,521)                                                13,741,471
                                                               ---------------
PREFERRED STOCK -- 0.6%
  Centaur Funding Corp.,
    Cumulative 144A
    9.08%
  (Cost $8,000,000)                                    8,000         8,340,128
                                                               ---------------
SHORT TERM INVESTMENT -- 0.0%
   Galileo Money Market Fund
   (Cost $99,832)                                        100            99,832
                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,546,736,357*)                              111.3%     1,568,906,707

LIABILITIES IN EXCESS OF
  OTHER ASSETS (Including $103,391,506
  of reverse repurchase agreements
  payable)                                            (11.3%)     (159,272,033)
                                                      ------   ---------------

NET ASSETS (Applicable to 105,770,889
  Institutional shares, 27,817,920
  Service shares, 1,898,078 Investor
  A shares, 620,610 Investor B shares
  and 31,721 Investor C shares outstanding)           100.0%   $1,409,634,674
                                                      ======   ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2001 (UNAUDITED)                                   Value
                                                               ---------------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE
  SHARE
  ($1,383,217,856 / 133,588,809)                                        $10.35
                                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($19,663,019 / 1,898,078)                                             $10.36
                                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($10.36 / 0.955)                                                      $10.85
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES
  CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($6,426,131 / 620,610)                                                $10.35
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1 0%)
  PER INVESTOR C SHARE
  ($327,668 / 31,721)                                                   $10.33
                                                                        ======


-----------------------------

* Cost for Federal income tax purposes is $1,546,897,619. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

         Gross unrealized appreciation                            $ 31,797,479
         Gross unrealized depreciation                              (9,788,391)
                                                                  ------------
                                                                  $ 22,009,088
                                                                  ------------

**   Rates shown are the rates as of March 31, 2001.

***  Rates shown are the effective yields as of March 31, 2001.

#    Total or partial securities on loan.

+ Securities with a market value of $102,790,142 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $3,465,393 on 85 long U.S. Treasury Bonds futures contracts, 1,642 short U.S. Treasury Notes futures contracts, 411 long U.S. Treasury Notes futures contracts, 228 long Euro-Bobl futures contracts and 203 Euro-Bond futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $267,828,674, thereby resulting in an unrealized loss of $866,211.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

                                                      Par**
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

FOREIGN BONDS -- 53.5%
CANADA -- 2.9%
   Province of Ontario
     6.38%                              06/10/04       2,200      $  3,213,463
                                                                  ------------
DENMARK -- 14.8%
   Kingdom of Denmark
     8.00%                              03/15/06       5,000           675,569
   Nykredit Corp.
     6.00%                              10/01/26      22,000         2,551,727
     7.00%                              10/01/32      15,000         1,778,871
   Realkredit Danmark
     7.00%                              10/01/32      15,000         1,782,421
     8.00%+                             10/01/32      19,515         2,348,439
   Totalkredit
     8.00%+                             10/01/32      35,350         4,259,142
   Unikredit Realkredit
     8.00%+                             10/01/32      25,463         3,064,886
                                                                  ------------
                                                                    16,461,055
                                                                  ------------
FRANCE -- 3.3%
   Government of France (CPI)
     3.40%+                             07/25/29       4,250         3,715,112
                                                                  ------------
GREECE -- 6.0%
   Hellenic Republic
     5.90%                              02/11/03       7,337         6,655,864
                                                                  ------------
ITALY -- 5.0%
   Buoni Poliennali del Tes
     6.00%+                             05/01/31       6,050         5,553,241
                                                                  ------------
JAPAN -- 2.0%
   Japan Government
     2.90%                              11/20/30     237,500         2,224,944
                                                                  ------------
NEW ZEALAND -- 5.0%
   Inter-American Development Bank
     5.75%                              04/15/04      14,000         5,562,449
                                                                  ------------
SWEDEN -- 11.3%
   AB Spintab
     6.25%                              09/18/02      32,500         3,239,789
   Nordic Investment Bank
     6.00%                              08/01/03      29,800         2,979,388
   Stadshypotek AB
     9.00%                              09/19/01      32,000         3,166,580
   Statens Bostadsfinansier
     6.50%                              09/18/02      32,500         3,249,143
                                                                  ------------
                                                                    12,634,900
                                                                  ------------
UNITED KINGDOM -- 3.2%
   Federal National Mortgage Association
     Global Bond
     6.88%++                            06/07/02       2,500         3,620,385
                                                                  ------------
TOTAL FOREIGN BONDS
  (Cost $62,772,489)                                                59,641,413
                                                                  ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATION -- 0.2%
   U.S. Treasury Notes
     6.50%#
   (Cost $163,517)                      10/15/06     $   160           173,806
                                                                  ------------



                                                      Par**
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS -- 9.9%
   Daimler Chrysler North America
     Holdings
     6.00%                              01/19/04     $ 2,950      $  2,648,006
   Deutsche Telekom International
     Finance
     7.75%                              06/15/05       1,200         1,235,064
   Ford Motor Credit Co.
     7.60%                              08/01/05       2,000         2,102,900
   Fort James Corp.
     4.75%                              06/29/04         500           404,091
   Republic of Argentina
     9.17%****                          10/15/01       2,277         2,174,535
   United Mexican States
     8.13%                              12/30/19       2,800         2,511,600
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $11,067,702)                                                11,076,196
                                                                  ------------
ASSET BACKED SECURITIES -- 24.6%
   Arcadia Automobile Receivables
     Trust, Series 97-B, Class A5
     6.70%                              02/15/05       2,468         2,495,683
   Chase Credit Card Master Trust,
     Series 98-6, Class A
     5.42%***                           08/15/04       3,500         3,507,724
   Chase Manhattan Auto Owner
     Trust, Series 92-4, Class A1
     5.80%                              02/17/03       2,857         2,874,797
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                              09/15/02         312           311,788
   First USA Credit Card Master Trust,
     Series 95-2, Class A
     5.43%***+                          04/16/01       3,000         3,000,000
   Ford Credit Auto Owner Trust,
     Series 00-E, Class A4
     6.74%                              06/15/04       2,750         2,835,508
   MBNA Master Credit Card Trust,
     Series 95-J, Class A
     5.39%***                           04/15/05       3,500         3,509,297
   Premier Auto Trust, Series 98-4,
     Class A4
     5.78%                              04/08/03       2,500         2,523,047
   Premier Auto Trust, Series 99-1,
     Class A3
     5.69%                              11/08/02       1,790         1,800,010
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                              11/07/03       3,000         3,062,675
   Student Loan Marketing Association
     Student Loan Trust, Series 99-3,
     Class A2
     5.73%***                           07/25/12       1,500         1,501,348
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $27,110,819)                                                27,421,877
                                                                  ------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 5.2%
   First Security Auto Owner Trust,
     Series 00-2, Class A3
     6.83%                              07/15/04       2,500         2,564,700


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

                                                      Par**
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

COMMERCIAL MORTGAGE BACKED
  SECURITIES (CONTINUED)
   First Union-Lehman Brothers
     Bank of America Commercial
     Mortgage Trust, Series 97-C2,
     Class A3
     6.65%                              12/18/07     $ 3,100      $  3,196,223
                                                                  ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $5,669,947)                                                  5,760,923
                                                                  ------------
SHORT TERM INVESTMENT -- 0.4%
   Federal Home Loan Bank Discount Notes
     5.00%
   (Cost $399,944)                      04/02/01         400           399,944
                                                                  ------------
REPURCHASE AGREEMENTS -- 6.2%
   Salomon Smith Barney, Inc.
     (Agreement dated 02/27/01 to be
     repurchased at EUR 5,132,324.
     Collateralized by EUR 5,500,000
     Buoni Poliennali del Tes 5.25%
     due 11/01/29. The value of the
     collateral is $5,194,823.)
     4.65%+                             04/16/01       5,101         4,509,185
   Salomon Smith Barney, Inc.
     (Agreement dated 02/22/01 to be
     repurchased at DKK 20,432,132.
     Collateralized by DKK 9,650,459
     Realkredit Danmark 8.00% due
     10/01/32, DKK 6,247,094
     Unikredit Realkredit 8.00% due
     10/01/32 and DKK 4,308,043
     Totalkredit 8.00% due 10/01/32.
     The value of the collateral is
     $2,418,990.)
     5.38%                              04/23/01      20,263         2,398,168
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,097,568)                                                  6,907,353
                                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $114,281,986*)                                            $111,381,512
                                                                  ============
REVERSE REPURCHASE AGREEMENTS -- (8.5%)
   Salomon Smith Barney, Inc.
     (Agreement dated 02/01/01 to be
     repurchased at EUR 4,223,734.
     Collateralized by EUR 4,250,000
     Government of France Bonds 3.40%
     due 07/25/29. The value of the
     collateral is $3,809,968.)
     4.71%                              04/06/01       4,191        (3,731,496)
   Salomon Smith Barney, Inc.
     (Agreement dated 02/07/01 to be
     repurchased at EUR 5,295,166.
     Collateralized by EUR 5,500,000
     Buoni Poliennali del Tes 5.25%
     due 11/01/29. The value of the
     collateral is $5,194,823.)
     4.72%                              04/16/01       5,252        (4,671,969)



                                                      Par**
                                        Maturity      (000)          Value
                                        --------     -------      ------------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Salomon Smith Barney, Inc.
     (Agreement dated 02/16/01 to be
     repurchased at DKK 101,181,277.
     Collateralized by DKK 29,126,000
     Realkredit Danmark 8.00% due
     10/01/32, DKK 31,710,000
     Unikredit Realkredit 8.00% due
     10/01/32 and Totalkredit 8.00%
     due 10/01/32. The value of the
     collateral is $12,103,297.)
     5.38%                              04/23/01    $100,252      $(11,936,266)
   Salomon Smith Barney, Inc.
     (Agreement dated 03/27/01 to be
     repurchased at $2,008,667.
     Collateralized by $2,500,000
     First USA Credit Card Master
     Trust 5.425% due 10/15/04. The
     value of the collateral is
     $2,507,161.)
     5.20%                              04/26/01       2,000        (2,001,444)
   Salomon Smith Barney, Inc.
     (Agreement dated 03/29/01 to be
     repurchased at $401,627.
     Collateralized by $500,000 First
     USA Credit Card Master Trust
     5.425% due 10/15/04. The value
     of the collateral is $501,432.)
     5.23%                              04/26/01         400          (400,174)
   Salomon Smith Barney, Inc.
     (Agreement dated 02/23/01 to be
     repurchased at EUR 5,471,071.
     Collateralized by EUR 5,250,000
     Buoni Poliennali del Tes 6.00% due
     05/01/31. The value of the collateral
     is $4,939,711.)
     4.78%                              04/30/01       5,426        (4,818,135)
                                                                  ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $28,466,784)                                              $(27,559,484)
                                                                  ============


-------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

             Gross unrealized appreciation                         $ 1,889,787
             Gross unrealized depreciation                          (4,790,261)
                                                                   -----------
                                                                   $(2,900,474)
                                                                   ===========

**   In local currency.

***  Rates shown are the rates as of March 31, 2001.

**** Rates shown are the effective yields as of March 31, 2001.

#    Total or partial securities on loan.

+ Securities with a market value of $29,056,392 have been pledged as collateral for reverse repurchase agreements.

++ Securities pledged as collateral with a value of $731,130 on 18 long U.S. Treasury Bonds futures contracts, 36 short U.S. Treasury Notes futures contracts, 15 long Japan Government Bond futures contracts, 170 long Euro-Bobl futures contracts, 92 long Euro-Bond futures contracts and 97 long Euro Schatz futures contracts expiring June 2001. The value of such contracts on March 31, 2001 was $56,189,552, thereby resulting in an unrealized gain of $162,259.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $114,281,986) ...................... $111,381,512
   Cash denominated in foreign currencies (Cost $691,546) ........      673,411
   Collateral received for securities loaned .....................      180,400
   Cash ..........................................................        5,085
   Interest receivable ...........................................    1,799,215
   Capital shares sold receivable ................................    1,109,270
   Prepaid expenses ..............................................       27,099
   Futures margin receivable .....................................      129,467
   Net unrealized appreciation on forward
     foreign currency contracts ..................................    2,228,991
                                                                   ------------
          TOTAL ASSETS ...........................................  117,534,450
                                                                   ------------
LIABILITIES
   Reverse repurchase agreements payable .........................   27,559,484
   Payable upon return of securities loaned ......................      180,400
   Capital shares redeemed payable ...............................       46,121
   Distributions payable .........................................      416,069
   Advisory fees payable .........................................       43,612
   Administrative fees payable ...................................       18,238
   Transfer agent fees payable ...................................        6,984
   Other accrued expenses payable ................................       47,292
   Futures margin payable ........................................       28,531
   Net unrealized depreciation on forward foreign
     currency contracts ..........................................        9,406
                                                                   ------------
          TOTAL LIABILITIES ......................................   28,356,137
                                                                   ------------

NET ASSETS (Applicable to 6,363,449 Institutional
   shares, 415,998 Service shares, 1,084,020
   Investor A shares, 401,207 Investor B shares
   and 290,623 Investor C shares outstanding) .................... $ 89,178,313
                                                                   ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND INVESTOR A
   SHARE ($81,964,075 / 7,863,467) ...............................       $10.42
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ...............       $10.42
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.42 / 0.950) ..............................................       $10.97
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($4,180,035 / 401,207) ...................       $10.42
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($3,034,203 / 290,623) ...................       $10.44
                                                                         ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                            HIGH YIELD BOND PORTFOLIO

                                                     Number
AS OF MARCH 31, 2001 (UNAUDITED)                    of Shares        Value
                                                    ---------     ------------

COMMON STOCKS -- 0.3%
  Completel Europe NV                                 28,000      $     77,000
  Ubiquitel, Inc.                                     50,000           287,500
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $952,460)                                                      364,500
                                                                  ------------
PREFERRED STOCKS -- 3.0%
  Adelphia Business Solutions, Inc.,
    Series B (PIK) 12.875%+                            2,063         1,031,848
  DIVA Systems Corp., Warrants                         4,500            22,500
  Global Crossing Ltd.                                 9,000         1,413,000
  Key Energy Services, Inc., Warrants                  1,000             6,500
  Mattress Discounters Co., Warrants                   1,500            11,250
  Nextel Communications, Inc., Cumulative
    Series E (PIK) 11.125%                             2,547         1,910,983
  PF.Net Communications, Inc., Warrants                1,000            20,000
  Railamerica Transportation Corp.,
    Warrants                                           1,000            20,000
  Ubiquitel, Inc., Warrants                           30,000            75,000
  XO Communications, Inc. (PIK)
     14.00%                                            1,305            28,061
                                                                  ------------
TOTAL PREFERRED STOCKS
  (Cost $6,220,622)                                                  4,539,142
                                                                  ------------
                                                       Par
                                        Maturity      (000)
                                        --------     -------
CORPORATE BONDS -- 94.7%
ELECTRONICS -- 3.3%
   Amkor Technologies, Inc., Sr.
     Notes, Series 144A
     9.25%                              02/15/08      $  500           477,500
   Avista Corp., Sr. Notes, Series 144A
     9.75%                              06/01/08       1,000           995,836
   DIVA Systems Corp., Sr. Discount
     Notes, Series B (STEP)
     15.64%***                          03/01/08       1,500           390,000
   Flextronics Intl. Ltd., Sr. Sub. Notes
     9.88%#                             07/01/10       1,500         1,485,000
   Knowles Electronics, Inc.
     13.13%                             10/15/09       1,600         1,608,000
                                                                  ------------
                                                                     4,956,336
                                                                  ------------
FINANCIAL -- 3.6%
   Ameriserve Finance, Inc., Series 144A
     12.00%#                            09/15/06         500            25,000
   Condor Systems, Inc., Series B
     11.88%                             05/01/09       1,500           990,000
   Larwin Group - Participation in
     Asset Exchange
     7.00%                              12/01/20           4             4,103
   Madison River Capital LLC, Sr. Notes
     13.25%                             03/01/10       2,000         1,440,000
   Nexstar Finance, Inc., Sr. Sub.
     Notes, Series 144A
     12.00%                             04/01/08       1,000           990,000
   Orion Power Hldgs., Inc., Sr.
     Notes, Series 144A
     12.00%                             05/01/10       1,000         1,100,000
   PX Escrow Corp., Sr. Discount
     Notes (STEP)
     18.23%***                          02/01/06       2,000           800,000
                                                                  ------------
                                                                     5,349,103
                                                                  ------------



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
INDUSTRIAL -- 32.7%
   Actuant Corp.
     13.00%                             05/01/09      $2,000      $  1,970,000
   Allied Waste North America, Inc.,
     Series B
     10.00%+                            08/01/09       1,600         1,636,000
   American Plumbing & Mechanical,
     Inc., Series B
     11.63%#                            10/15/08       1,000           940,000
   Amtran, Inc.
     10.50%                             08/01/04       1,000           940,000
   Bio-Rad Laboratories, Inc., Sr.
     Sub. Notes
     11.63%                             02/15/07       1,000         1,080,000
   Calpine Corp., Sr. Notes
     9.25%                              02/01/04         550           550,605
   Century Aluminum Co., First
     Mortgage Notes, Series 144A
     11.75%                             04/15/08       2,000         2,020,000
   Consolidated Container Co.
     10.13%                             07/15/09         197           193,060
   D.R. Horton, Inc.
     10.50%                             04/01/05       1,500         1,582,500
   D.R. Horton, Inc., Sr. Notes
     10.00%                             04/15/06         250           255,000
   D.R. Horton, Inc., Sr. Sub. Notes
     9.75%                              09/15/10         750           742,500
     9.38%                              03/15/11       1,000           983,750
   Doman Industries Ltd., Sr. Notes
     8.75%                              03/15/04         500           285,000
   Flowserve Corp.
     12.25%+                            08/15/10       2,500         2,637,500
   Golden Northwest Aluminum, Inc.,
     First Mortgage Notes
     12.00%                             12/15/06       2,000         1,800,000
   Hercules, Inc., Sr. Notes, Series 144A
     11.13%                             11/15/07       1,750         1,754,375
   Hollywood Entertainment Co., Sr. Sub.
     Notes, Series B
     10.63%                             08/15/04       1,500           960,000
   Hosiery Corp. of America, Inc.,
     Sr. Sub. Notes
     13.75%+                            08/01/02       4,000         2,400,000
   Kasper A.S.L. Ltd., Sr. Notes
     13.00%                             03/31/04       1,500           525,000
   Knology Hldgs., Inc., Sr. Discount
     Notes (STEP)
     14.33%***                          10/15/07       4,000         1,080,000
   Levi Strauss & Co., Sr. Notes,
     Series 144A
     11.63%#                            01/15/08       2,000         2,040,000
   Lyondell Chemical Corp., Sr. Sub. Notes
     10.88%                             05/01/09       2,000         2,045,000
   National Equipment Services Co.,
     Series D
     10.00%                             11/30/04       1,000           800,000
   Nebco Evans Hldg. Co., Sr. Discount
     Notes (STEP)
     17.25%***                          07/15/07         800             1,000
   Pacifica Papers, Inc., Sr. Notes
     10.00%                             03/15/09       1,000         1,070,000
   Phoenix Color Corp., Sr. Sub. Notes
     10.38%                             02/01/09         500           375,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Pogo Producing Co., Sr. Sub. Notes,
     Series B
     10.38%                             02/15/09      $2,500      $  2,675,000
   Polaroid Corp., Sr. Notes
     11.50%#                            02/15/06       1,000           490,000
   RailAmerica Transportation Corp.,
     Sr. Sub. Notes
     12.88%                             08/15/10       1,000           972,500
   Repap New Brunswick, Inc., Sr. Notes
     11.50%                             06/01/04       1,200         1,356,000
   Resolution Performance Products LLC,
     Sr. Sub. Notes, Series 144A
     13.50%                             11/15/10       1,000         1,065,000
   Revlon Consumer Products,
     Sr. Sub. Notes
     8.63%+                             02/01/08       2,000         1,000,000
   Sequa Corp., Sr. Notes, Series 144A
     8.88%                              04/01/08         500           501,875
   St. John Knits Intl., Inc.
     12.50%                             07/01/09       1,000           980,000
   Stone Container Corp., Sr. Notes,
     Series 144A
     9.25%                              02/01/08       2,000         2,015,000
   Terex Corp., Sr. Sub. Notes, Series 144A
     10.38%                             04/01/11       1,500         1,507,500
   Veritas DGC, Inc., Sr. Notes
     9.75%                              10/15/03       2,025         2,070,563
   Wabtec Corp., Sr. Notes
     9.38%                              06/15/05       1,500         1,451,250
   Waterford Gaming LLC, Sr. Notes,
     Series 144A
     9.50%                              03/15/10       2,249         2,181,530
                                                                  ------------
                                                                    48,932,508
                                                                  ------------
OIL & GAS -- 10.0%
   Baytex Energy Ltd., Sr. Sub. Notes,
     Series 144A
     10.50%                             02/15/11         500           495,000
   CMS Energy and Atlantic Methanol
     Co., Series 144A
     10.88%                             12/15/04       2,500         2,562,500
   CMS Energy Corp., Sr. Notes
     9.88%                              10/15/07       2,000         2,120,000
     8.50%                              04/15/11       1,000           994,540
   Grey Wolf, Inc., Series C
     8.88%+                             07/01/07       2,500         2,500,000
   Newpark Resources, Inc., Sr. Sub.
     Notes, Series B
     8.63%                              12/15/07       1,500         1,492,500
   R&B Falcon Corp., Sr. Notes
     12.25%                             03/15/06       2,500         3,218,750
   Swift Energy Co., Sr. Sub. Notes
     10.25%                             08/01/09       1,550         1,658,500
                                                                  ------------
                                                                    15,041,790
                                                                  ------------
RETAIL -- 2.0%
   Mattress Discounters Corp., Series B
     12.63%                             07/15/07       1,500         1,215,000
   Sonic Automotive, Inc., Series B
     11.00%                             08/01/08       2,000         1,840,000
                                                                  ------------
                                                                     3,055,000
                                                                  ------------



                                                       Par
                                        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
SPECIAL PURPOSE -- 19.2%
   AdvancePCS, Sr. Notes, Series 144A
     8.50%#                             04/01/08      $1,000      $  1,015,000
   AES Corp., Sr. Notes
     8.88%                              02/15/11       2,000         2,060,000
   Ameristar Casinos, Inc., Sr. Sub.
     Notes, Series 144A
     10.75%                             02/15/09         500           510,000
   Argosy Gaming Co., Sr. Sub.
     Notes, Series 144A
     10.75%                             06/01/09       2,000         2,150,000
   BRL Universal Equipment Corp.,
     Series 144A
     8.88%                              02/15/08       2,000         2,065,000
   Calpine Corp., Sr. Notes
     8.50%                              02/15/11       2,000         2,035,000
   Concentra Operating Corp.
     13.00%                             08/15/09       2,000         2,080,000
   Felcor Lodging LP, Sr. Notes,
     Series 144A
     9.50%                              09/15/08       1,000         1,035,000
   Fox Family Worldwide, Inc.,
     Sr. Notes
     9.25%                              11/01/07       2,000         2,020,000
   Insight Health Services, Inc., Series B
     9.63%                              06/15/08         750           742,500
   MGM Grand, Inc., Sr. Sub. Notes
     9.75%                              06/01/07       2,000         2,120,000
   National Wine & Spirits, Inc., Sr. Notes
     10.13%                             01/15/09       1,250         1,243,750
   Omnicare, Inc., Sr. Sub. Notes,
     Series 144A
     8.13%                              03/15/11       2,000         2,040,000
   Premier Parks, Inc., Sr. Notes
     9.25%                              04/01/06       1,000         1,007,500
   RBF Finance Co.
     11.38%                             03/15/09       1,000         1,210,000
   Southern Cal. Edison Co., Sr. Notes
     7.20%                              11/03/03       1,000           760,000
   Unilab Finance Corp., Sr. Sub. Notes
     12.75%                             10/01/09       1,500         1,672,500
   Young Broadcasting, Inc., Sr.
     Sub. Notes, Series 144A
     10.00%                             03/01/11         750           727,500
   Zais Investment Grade Ltd.,
     Series 144A
     9.95%                              09/23/14       1,000         1,040,000
   Ziff Davis Media, Inc., Series B
     12.00%                             07/15/10       1,500         1,230,000
                                                                  ------------
                                                                    28,763,750
                                                                  ------------
TELECOMMUNICATIONS -- 23.9%
   Adelphia Communications Corp.,
     Sr. Notes, Series B
     8.13%                              07/15/03       3,000         2,910,000
   Advanstar Communications, Inc.,
     Sr. Sub. Notes, Series 144A
     12.00%                             02/15/11       2,000         2,040,000
   Allegiance Telecom, Inc., Sr. Notes
     12.88%                             05/15/08       1,500         1,507,500
   Alliance Atlantis Communications,
     Inc., Sr. Sub. Notes
     13.00%                             12/15/09       2,000         2,140,000


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                      HIGH YIELD BOND PORTFOLIO (CONCLUDED)

                                                       Par
AS OF MARCH 31, 2001 (UNAUDITED)        Maturity      (000)          Value
                                        --------     -------      ------------

CORPORATE BONDS (CONTINUED)
   Asia Global Crossing, Sr. Notes,
     Series 144A
     13.38%                             10/15/10      $2,000      $  1,980,000
   Charter Communications Hldgs.,
     Sr. Notes
     10.75%                             10/01/09       1,000         1,070,000
   Echostar Broadband Corp., Sr. Notes
     10.38%                             04/01/07       1,500         1,530,000
   Fairchild Semiconductor Corp.,
     Sr. Sub. Notes
     10.13%                             03/15/07       1,025           984,000
   Hyperion Telecommunications, Inc.,
     Sr. Discount Notes, Series B (STEP)
     12.25%***                          04/15/03       1,350         1,255,500
   Mcleodusa, Inc., Sr. Notes
     11.38%+                            01/01/09       3,000         2,940,000
   MGC Communications, Inc., Sr. Notes
     13.00%                             04/01/10       1,500           645,000
   Nextel Communications, Inc., Sr. Notes
     12.00%                             11/01/08       2,000         1,940,000
     9.38%                              11/15/09       1,000           840,000
   Nextel International, Inc., Sr. Notes
     12.75%                             08/01/10       1,000           750,000
   Nextlink Communications, Inc., Sr. Notes
     12.50%                             04/15/06       1,000           730,000
   Northeast Optic Network, Inc., Sr. Notes
     12.75%                             08/15/08       2,000           980,000
   Partner Communications Co., Ltd.,
     Sr. Sub. Notes
     13.00%                             08/15/10       1,000           880,000
   PF.Net Communications, Inc., Sr. Notes
     13.75%                             05/15/10       1,000           430,000
   PSInet, Inc., Sr. Notes
     10.50%                             12/01/06       2,500           225,000
   RSL Communications Ltd.
     12.25%                             11/15/06       2,000            40,000
   Sinclair Broadcast Group, Sr. Sub. Notes
     10.00%#                            09/30/05         200           192,000
   Spectrasite Hldgs., Inc., Sr. Notes,
     Series B
     12.50%#                            11/15/10       2,500         2,225,000
   Teligent, Inc., Sr. Notes
     11.50%                             12/01/07         500            20,000
   Ubiquitel Operating Co.,
     Series 144A (STEP)
     12.81%***                          04/15/10       3,000         1,260,000
   United Pan-Europe Communications,
     Series B
     11.25%                             02/01/10       2,000         1,360,000
   United Pan-Europe Communications,
     Sr. Notes, Series B (STEP)
     11.25%***+                         02/01/10       3,000         1,042,500
   Voicestream Wireless Hldg. Co.,
     Sr. Notes
     10.38%                             11/15/09       2,000         2,200,000
   Williams Communication Group, Inc.,
     Sr. Notes, Series 144A
     11.70%                             08/01/08       1,000           790,000
   Worldwide Fiber, Inc., Sr. Notes
     12.50%                             12/15/05       1,500           570,000
     12.00%                             08/01/09       1,000           380,000
                                                                  ------------
                                                                    35,856,500
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $158,967,694)                                              141,954,987
                                                                  ------------




                                                   Par/Shares
                                        Maturity      (000)          Value
                                        --------     -------      ------------

SHORT TERM INVESTMENTS -- 2.0%
   Federal Home Loan Bank
     Discount Notes
     5.00%                              04/02/01      $3,000      $  2,999,583
   Galileo Money Market Fund                              58            57,794
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,057,377)                                                  3,057,377
                                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $169,198,153*)                                            $149,916,006
                                                                  ============


--------------------
* Cost for Federal income tax purposes is $169,548,228. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

             Gross unrealized appreciation                        $  3,541,804
             Gross unrealized depreciation                         (23,174,026)
                                                                  ------------
                                                                  $(19,632,222)
                                                                  ============

***  Rates shown are the effective yields as of March 31, 2001.

#    Total or partial securities on loan.

+ Securities with a market value of $14,766,066 have been pledged as collateral for reverse repurchase agreements.


                            INVESTMENT ABBREVIATIONS

                           CPI      Consumer Price Index
                           IO       Interest Only
                           PIK      Payment In Kind
                           PO       Principal Only
                           STEP     Step Bonds

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                            HIGH YIELD BOND PORTFOLIO

MARCH 31, 2001 (UNAUDITED)

ASSETS
   Investments at value (Cost $169,198,153) ...................... $149,916,006
   Collateral received for securities loaned .....................    8,540,600
   Interest receivable ...........................................    3,939,421
   Investments sold receivable ...................................    5,098,313
   Capital shares sold receivable ................................      851,787
   Prepaid expenses ..............................................       38,617
                                                                   ------------
          TOTAL ASSETS ...........................................  168,384,744
                                                                   ------------
LIABILITIES
   Reverse repurchase agreements payable .........................   11,928,692
   Payable upon return of securities loaned ......................    8,540,600
   Investments purchased payable .................................    6,489,233
   Capital shares redeemed payable ...............................       39,035
   Distributions payable .........................................    1,461,183
   Advisory fees payable .........................................       44,310
   Administrative fees payable ...................................       28,163
   Transfer agent fees payable ...................................       11,727
   Other accrued expenses payable ................................      157,565
                                                                   ------------
          TOTAL LIABILITIES ......................................   28,700,508
                                                                   ------------
NET ASSETS (Applicable to 13 BlackRock shares,
   8,986,279 Institutional shares, 5,981 Service
   shares, 954,678 Investor A shares, 5,913,228
   Investor B shares and 1,156,955 Investor C
   shares outstanding) ........................................... $139,684,236
                                                                   ============
NET ASSET VALUE AND REDEMPTION PRICE PER
   BLACKROCK, INSTITUTIONAL, SERVICE, AND
   INVESTOR A SHARE ($81,665,700 / 9,946,951) ....................        $8.21
                                                                          =====
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND
   SERVICE SHARE .................................................        $8.21
                                                                          =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($8.21 / 0.950) ...............................................        $8.64
                                                                          =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($48,516,761 / 5,913,228) ................        $8.20
                                                                          =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($9,501,775 / 1,156,955) .................        $8.21
                                                                          =====


See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                                                            Intermediate                     Core
                                              Low Duration   Government  Intermediate        Bond         Government
                                                Bond           Bond          Bond        Total Return       Income
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)Portfolio     Portfolio     Portfolio       Portfolio       Portfolio
                                              -----------   -----------   -----------    -------------    -----------
Investment income:
   Interest ..............................    $11,691,122   $14,422,396   $28,755,411    $  52,249,347    $ 1,165,780
   Dividends .............................             --            --            --          188,410             --
                                              -----------   -----------   -----------    -------------    -----------
     Total Investment Income .............     11,691,122    14,422,396    28,755,411       52,437,757      1,165,780
                                              -----------   -----------   -----------    -------------    -----------
Expenses:
   Investment advisory fee ...............        741,723       889,608     1,906,895        3,686,664         84,809
   Administration fee ....................        267,346       409,220       745,838        1,434,496         39,012
   Custodian fee .........................         35,132        41,266        69,415          119,557          7,967
   Transfer agent fee ....................         41,032        60,131       103,022          211,216         19,825
   Shareholder servicing fees ............         35,832        36,960        27,929           89,895         42,214
   Shareholder processing fees ...........         28,067        30,671        24,956           74,917         25,328
   Distribution fees .....................         41,698         8,414         6,556           77,818         99,352
   Legal and audit .......................          1,111         3,560         3,164           28,458            318
   Printing ..............................          2,730        12,194         6,552           12,740            251
   Registration fees and expenses ........         12,919         2,300         7,998          120,056          2,851
   Trustees' fees and officers' salary ...            630           990         3,865            9,196             82
   Other .................................         49,862        68,360       133,835          278,050          9,237
                                              -----------   -----------   -----------    -------------    -----------
                                                1,258,082     1,563,674     3,040,025        6,143,063        331,246
   Less fees waived ......................       (431,882)     (415,734)     (845,906)      (1,976,100)       (50,785)
                                              -----------   -----------   -----------    -------------    -----------
     Total operating expenses ............        826,200     1,147,940     2,194,119        4,166,963        280,461
                                              -----------   -----------   -----------    -------------    -----------
   Interest expense ......................      1,984,595     2,487,953     2,635,122        1,266,751         66,970
                                              -----------   -----------   -----------    -------------    -----------
     Total expenses ......................      2,810,795     3,635,893     4,829,241        5,433,714        347,431
                                              -----------   -----------   -----------    -------------    -----------
Net investment income ....................      8,880,327    10,786,503    23,926,170       47,004,043        818,349
                                              -----------   -----------   -----------    -------------    -----------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions .............      1,944,044     2,908,373    12,003,518       34,457,999        693,304
     Futures and options .................       (256,670)   (1,578,906)     (759,780)         855,981        267,523
     Swap contracts ......................         64,825       114,310       286,176        1,338,116         15,746
     Foreign currency and forward
       foreign currency transactions .....        (41,808)           --            --        2,531,849             --
                                              -----------   -----------   -----------    -------------    -----------
                                                1,710,391     1,443,777    11,529,914       39,183,945        976,573
                                              -----------   -----------   -----------    -------------    -----------
Change in unrealized appreciation
  (depreciation) from:
     Investments .........................      5,706,105    12,278,599    18,969,593       27,789,546        672,327
     Futures and options .................         26,253        99,713        99,407       (1,004,870)        26,816
     Swap contracts ......................        (18,753)     (396,350)     (793,289)      (2,564,237)        (2,116)
     Foreign currency and forward
       foreign currency transactions .....         69,564            --            --          (26,411)            --
                                              -----------   -----------   -----------    -------------    -----------
                                                5,783,169    11,981,962    18,275,711       24,194,028        697,027
                                              -----------   -----------   -----------    -------------    -----------
Net gain (loss) on investments and foreign
   currency transactions .................      7,493,560    13,425,739    29,805,625       63,377,973      1,673,600
                                              -----------   -----------   -----------    -------------    -----------
Net increase (decrease) in net assets
   resulting from operations .............    $16,373,887   $24,212,242   $53,731,795    $ 110,382,016    $ 2,491,949
                                              ===========   ===========   ===========    =============    ===========


                                                                Managed       International    High Yield
                                                  GNMA           Income           Bond            Bond
FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED) Portfolio       Portfolio       Portfolio       Portfolio
                                               ------------   -------------    -----------    -----------
Investment income:
   Interest ..............................     $  4,088,007   $  54,457,982    $ 3,702,457    $ 7,987,646
   Dividends .............................               --         363,200             --        366,469
                                               ------------   -------------    -----------    -----------
     Total Investment Income .............        4,088,007      54,821,182      3,702,457      8,354,115
                                               ------------   -------------    -----------    -----------
Expenses:
   Investment advisory fee ...............          274,410       3,494,071        244,361        308,375
   Administration fee ....................          114,754       1,519,596        102,187        141,853
   Custodian fee .........................           15,350         123,004             --         14,485
   Transfer agent fee ....................           16,593         234,984         20,211         37,959
   Shareholder servicing fees ............            4,349         254,945         19,336         63,476
   Shareholder processing fees ...........            2,665         243,640         12,844         38,098
   Distribution fees .....................            3,185          20,779         22,935        169,471
   Legal and audit .......................            2,001          14,695            877             --
   Printing ..............................            1,420              --            437             --
   Registration fees and expenses ........           14,839           1,553         10,298         16,859
   Trustees' fees and officers' salary ...              252           6,116            118          1,041
   Other .................................           26,563         256,914            257         28,538
                                               ------------   -------------    -----------    -----------
                                                    476,381       6,170,297        433,861        820,155
   Less fees waived ......................         (165,645)       (953,374)            --        (99,672)
                                               ------------   -------------    -----------    -----------
     Total operating expenses ............          310,736       5,216,923        433,861        720,483
                                               ------------   -------------    -----------    -----------
   Interest expense ......................          393,822       5,777,913        698,128        224,391
                                               ------------   -------------    -----------    -----------
     Total expenses ......................          704,558      10,994,836      1,131,989        944,874
                                               ------------   -------------    -----------    -----------
Net investment income ....................        3,383,449      43,826,346      2,570,468      7,409,241
                                               ------------   -------------    -----------    -----------
Realized and unrealized gain (loss)
   on investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions .............          764,663      24,667,956       (448,665)    (2,976,205)
     Futures and options .................         (522,605)     (5,855,557)     1,683,062             --
     Swap contracts ......................          659,094         353,247             --             --
     Foreign currency and forward
       foreign currency transactions .....               --       2,417,438     (1,720,523)            --
                                               ------------   -------------    -----------    -----------
                                                    901,152      21,583,084       (486,126)    (2,976,205)
                                               ------------   -------------    -----------    -----------
Change in unrealized appreciation
  (depreciation) from:
     Investments .........................        2,680,143      43,368,973        660,089     (6,995,806)
     Futures and options .................           39,079        (632,457)        51,075             --
     Swap contracts ......................         (411,929)     (1,613,229)            --             --
     Foreign currency and forward
       foreign currency transactions .....               --          16,536      4,147,883             --
                                               ------------   -------------    -----------    -----------
                                                  2,307,293      41,139,823      4,859,047     (6,995,806)
                                               ------------   -------------    -----------    -----------
Net gain (loss) on investments and foreign
   currency transactions .................        3,208,445      62,722,907      4,372,921     (9,972,011)
                                               ------------   -------------    -----------    -----------
Net increase (decrease) in net assets
   resulting from operations .............     $  6,591,894   $ 106,549,253    $ 6,943,389    $(2,562,770)
                                               ============   =============    ===========    ===========

See accompanying notes to financial statements.

48-49

-------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF CASH FLOWS
                           LOW DURATION BOND PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2001 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ................................... $  11,020,443
   Operating expenses paid ......................................      (760,359)
   Interest expense paid ........................................    (1,984,595)
                                                                  -------------
Net increase in cash from operating activities ..................     8,275,489
                                                                  -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ...........................  (343,105,163)
   Proceeds from disposition of long-term portfolio investments .   292,634,515
   Net purchases of short-term investments ......................    10,712,368
                                                                  -------------
Net decrease in cash from investing activities ..................   (39,758,280)
                                                                  -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ..........................................    (6,039,085)
   Net borrowing relative to reverse repurchase agreements ......   (66,670,777)
   Proceeds related to capital stock purchases ..................   188,693,517
   Cash paid related to capital stock redemptions ...............   (84,500,864)
                                                                  -------------
Net increase in cash from financing activities ..................    31,482,791
                                                                  -------------
Net increase (decrease) in cash .................................            --
Cash at beginning of year .......................................            --
                                                                  -------------
Cash at end of period ........................................... $          --
                                                                  =============

Net increase in net assets resulting from operations ............ $  16,373,887

Adjustments:
   Increase in interest receivable ..............................      (803,427)
   Amortization of premium and accretion of discount ............       132,748
   Increase in accrued expenses .................................        87,903
   Increase in prepaid expenses .................................       (22,062)
   Net realized and changes in unrealized gain
      (loss) on investment ......................................    (7,493,560)
                                                                  -------------
Total adjustments ...............................................    (8,098,398)
                                                                  -------------

NET INCREASE IN CASH FROM OPERATING ACTIVITIES .................. $   8,275,489
                                                                  =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF CASH FLOWS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2001 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ................................... $  14,777,047
   Operating expenses paid ......................................    (1,095,953)
   Interest expense paid ........................................    (2,487,953)
                                                                  -------------
Net increase in cash from operating activities ..................    11,193,141
                                                                  -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ...........................  (320,810,147)
   Proceeds from disposition of long-term portfolio investments .   353,169,581
   Net purchases of short-term investments ......................      (276,494)
                                                                  -------------
Net increase in cash from investing activities ..................    32,082,940
                                                                  -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ..........................................   (10,295,542)
   Net borrowing relative to reverse repurchase agreements ......   (15,632,766)
   Proceeds related to capital stock purchases ..................    88,009,018
   Cash paid related to capital stock redemptions ...............  (105,356,791)
                                                                  -------------
Net decrease in cash from financing activities ..................   (43,276,081)
                                                                  -------------
Net increase (decrease) in cash .................................            --
Cash at beginning of year .......................................            --
                                                                  -------------
Cash at end of period ........................................... $          --
                                                                  =============

Net increase in net assets resulting from operations ............ $  24,212,242

Adjustments:
   Increase in interest receivable ..............................      (134,817)
   Amortization of premium and accretion of discount ............       398,159
   Increase in accrued expenses .................................        75,740
   Increase in prepaid expenses .................................       (23,753)
   Net realized and changes in unrealized gain
     (loss) on investment .......................................   (13,334,430)
                                                                  -------------
Total adjustments ...............................................   (13,019,101)
                                                                  -------------

NET INCREASE IN CASH FROM OPERATING ACTIVITIES .................. $  11,193,141
                                                                  =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF CASH FLOWS
                           INTERMEDIATE BOND PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2001 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ................................  $    27,038,476
   Operating expenses paid ...................................       (2,065,928)
   Interest expense paid .....................................       (2,635,122)
                                                                ---------------
Net increase in cash from operating activities ...............       22,337,426
                                                                ---------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments ........................   (1,154,256,040)
   Proceeds from disposition of long-term
       portfolio investments .................................    1,155,067,068
   Net proceeds from disposition of short-term investments ...           31,949
                                                                ---------------
Net increase in cash from investing activities ...............          842,977
                                                                ---------------
Cash provided by (used in) Financing Activities
   Cash dividends paid .......................................      (20,453,175)
   Net borrowing relative to reverse repurchase agreements ...      (62,024,770)
   Proceeds related to capital stock purchases ...............      133,900,683
   Cash paid related to capital stock redemptions ............      (74,603,141)
                                                                ---------------
Net decrease in cash from financing activities ...............      (23,180,403)
                                                                ---------------
Net increase (decrease) in cash ..............................               --
Cash at beginning of year ....................................               --
                                                                ---------------
Cash at end of period ........................................  $            --
                                                                ===============

Net increase in net assets resulting from operations .........  $    53,731,795

Adjustments:
   Increase in interest receivable ...........................       (2,127,451)
   Amortization of premium and accretion of discount .........          227,930
   Increase in accrued expenses ..............................          153,982
   Increase in prepaid expenses ..............................          (25,791)
   Net realized and changes in unrealized gain
     (loss) on investments ...................................      (29,623,039)
                                                                ---------------
Total adjustments ............................................      (31,394,369)
                                                                ---------------

NET INCREASE IN CASH FROM OPERATING ACTIVITIES ...............  $    22,337,426
                                                                ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF CASH FLOWS
                                 GNMA PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2001 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received .................................   $   4,042,310
   Operating expenses paid ....................................        (288,829)
   Interest expense paid ......................................        (393,822)
                                                                  -------------
Net increase in cash from operating activities ................       3,359,659
                                                                  -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments .........................    (145,723,189)
   Proceeds from disposition of long-term portfolio investments     140,657,588
   Net purchases of short-term investments ....................       4,331,129
                                                                  -------------
Net decrease in cash from investing activities ................        (734,472)
                                                                  -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ........................................      (3,288,776)
   Net borrowing relative to reverse repurchase agreements ....      (1,410,669)
   Proceeds related to capital stock purchases ................      23,904,793
   Cash paid related to capital stock redemptions .............     (21,830,535)
                                                                  -------------
Net decrease in cash from financing activities ................      (2,625,187)
                                                                  -------------
Net increase (decrease) in cash ...............................              --
Cash at beginning of year .....................................              --
                                                                  -------------
Cash at end of period .........................................   $          --
                                                                  =============

Net increase in net assets resulting from operations ..........   $   6,591,894

Adjustments:
   Increase in interest receivable ............................         (33,191)
   Amortization of premium and accretion of discount ..........         (12,506)
   Increase in accrued expenses ...............................          29,500
   Increase in prepaid expenses ...............................          (7,593)
   Net realized and changes in unrealized gain
     (loss) on investments ....................................      (3,208,445)
                                                                  -------------
Total adjustments .............................................      (3,232,235)
                                                                  -------------

NET INCREASE IN CASH FROM OPERATING ACTIVITIES ................   $   3,359,659
                                                                  =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF CASH FLOWS
                            MANAGED INCOME PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2001 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received ................................. $    57,547,390
   Operating expenses paid ....................................      (5,010,939)
   Interest expense paid ......................................      (5,777,913)
                                                                ---------------
Net increase in cash from operating activities ................      46,758,538
                                                                ---------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments .........................  (2,146,546,404)
   Proceeds from disposition of long-term
       portfolio investments ..................................   2,365,208,995
   Net proceeds from disposition of short-term investments ....       2,299,417
                                                                ---------------
Net increase in cash from investing activities ................     220,962,008
                                                                ---------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ........................................     (41,404,910)
   Net borrowing relative to reverse repurchase agreements ....    (104,768,597)
   Proceeds related to capital stock purchases ................     153,170,723
   Cash paid related to capital stock redemptions .............    (274,717,762)
                                                                ---------------
Net decrease in cash from financing activities ................    (267,720,546)
                                                                ---------------
Net increase (decrease) in cash ...............................              --
Cash at beginning of year .....................................              --
                                                                ---------------
Cash at end of period ......................................... $            --
                                                                ===============

Net increase in net assets resulting from operations .......... $   106,549,253

Adjustments:
   Decrease in interest receivable ............................       2,422,856
   Amortization of premium and accretion of discount ..........         (43,582)
   Increase in accrued expenses ...............................         229,164
   Increase in prepaid expenses ...............................         (23,180)
   Net realized and changes in unrealized gain
     (loss) on investments ....................................     (62,375,973)
                                                                ---------------
Total adjustments .............................................     (59,790,715)
                                                                ---------------

NET INCREASE IN CASH FROM OPERATING ACTIVITIES ................ $    46,758,538
                                                                ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF CASH FLOWS
                           INTERNATIONALBOND PORTFOLIO
                 FOR THE PERIOD ENDED MARCH 31, 2001 (Unaudited)

Cash provided by (used in) Operating Activities
   Investment income received .................................   $   3,350,980
   Operating expenses paid ....................................        (472,616)
   Interest expense paid ......................................        (698,128)
                                                                  -------------
Net increase in cash from operating activities ................       2,180,236
                                                                  -------------
Cash provided by (used in) Investing Activities
   Purchases of long-term investments .........................     (61,462,479)
   Proceeds from disposition of long-term portfolio investments      65,845,108
   Net purchases of short-term investments ....................      (2,200,175)
                                                                  -------------
Net increase in cash from investing activities ................       2,182,454
                                                                  -------------
Cash provided by (used in) Financing Activities
   Cash dividends paid ........................................      (7,258,909)
   Net borrowing relative to reverse repurchase agreements ....      (1,537,150)
   Proceeds related to capital stock purchases ................      23,885,850
   Cash paid related to capital stock redemptions .............     (19,775,682)
                                                                  -------------
Net decrease in cash from financing activities ................      (4,685,891)
                                                                  -------------
Net decrease in cash ..........................................        (323,201)
Cash at beginning of year .....................................       1,001,697
                                                                  -------------
Cash at end of period .........................................   $     678,496
                                                                  =============

Net increase in net assets resulting from operations ..........   $   6,943,389

Adjustments:
   Increase in interest receivable ............................        (305,093)
   Amortization of premium and accretion of discount ..........         (46,384)
   Decrease in accrued expenses ...............................         (17,062)
   Increase in prepaid expenses ...............................         (21,693)
   Net realized and changes in unrealized gain
     (loss) on investments ....................................      (4,372,921)
                                                                  -------------
Total adjustments .............................................      (4,763,153)
                                                                  -------------

NET INCREASE IN CASH FROM OPERATING ACTIVITIES ................   $   2,180,236
                                                                  =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Low Duration           Intermediate Government
                                                                                    Bond Portfolio               Bond Portfolio
                                                                             -------------------------   --------------------------
                                                                               For the                     For the
                                                                             Six Months      For the     Six Months      For the
                                                                                Ended      Year Ended       Ended      Year Ended
                                                                               3/31/01       9/30/00       3/31/01       9/30/00
                                                                             ------------  ------------  ------------  ------------
                                                                             (Unaudited)                 (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................................... $ 8,880,327  $ 16,824,844  $ 10,786,503  $ 23,943,023
    Net realized gain (loss) on investments, futures contracts, options
      contracts, swap contracts and foreign currency related transactions ...   1,710,391    (2,190,387)    1,443,777    (4,040,422)
    Net unrealized gain on investments, futures contracts, options contracts,
      swap contracts and foreign currency related transactions ..............   5,783,169     2,018,718    11,981,962     3,696,818
                                                                             ------------  ------------  ------------  ------------
    Net increase in net assets resulting from operations ....................  16,373,887    16,653,175    24,212,242    23,599,419
                                                                             ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .........................................................  (4,286,804)   (6,381,700)           --            --
    Institutional Class .....................................................  (3,902,921)   (8,766,645)   (9,552,890)  (21,308,046)
    Service Class ...........................................................    (652,058)     (966,066)     (816,377)   (1,455,556)
    Investor A Class ........................................................    (127,909)     (143,501)     (295,397)     (492,570)
    Investor B Class ........................................................    (243,085)     (398,425)      (38,257)      (54,322)
    Investor C Class ........................................................     (35,588)      (50,867)      (14,749)      (18,371)
                                                                             ------------  ------------  ------------  ------------
    Total distributions from net investment income ..........................  (9,248,365)  (16,707,204)  (10,717,670)  (23,328,865)
                                                                             ------------  ------------  ------------  ------------
  Net realized gains:
    BlackRock Class .........................................................          --            --            --            --
    Institutional Class .....................................................          --            --            --      (531,361)
    Service Class ...........................................................          --            --            --       (36,299)
    Investor A Class ........................................................          --            --            --       (18,784)
    Investor B Class ........................................................          --            --            --        (1,376)
    Investor C Class ........................................................          --            --            --          (659)
                                                                             ------------  ------------  ------------  ------------
    Total distributions from net realized gains .............................          --            --            --      (588,479)
                                                                             ------------  ------------  ------------  ------------
    Total distributions to shareholders .....................................  (9,248,365)  (16,707,204)  (10,717,670)  (23,917,344)
                                                                             ------------  ------------  ------------  ------------
Capital share transactions .................................................. 107,999,424   (20,518,222)  (18,888,851)  (61,708,580)
                                                                             ------------  ------------  ------------  ------------
    Total increase (decrease) in net assets ................................. 115,124,946   (20,572,251)   (5,394,279)  (62,026,505)
                                                                             ------------  ------------  ------------  ------------
Net assets:
    Beginning of period ..................................................... 244,892,044   265,464,295   362,093,185   424,119,690
                                                                             ------------  ------------  ------------  ------------
    End of period ...........................................................$360,016,990  $244,892,044  $356,698,906  $362,093,185
                                                                             ============  ============  ============  ============

                                                                                   Intermediate
                                                                                  Bond Portfolio
                                                                             --------------------------
                                                                               For the
                                                                             Six Months        For the
                                                                                Ended        Year Ended
                                                                               3/31/01         9/30/00
                                                                              ------------   -----------
                                                                             (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................................... $ 23,926,170   $ 41,939,262
    Net realized gain (loss) on investments, futures contracts, options
      contracts, swap contracts and foreign currency related transactions ...   11,529,914     (6,161,485)
    Net unrealized gain on investments, futures contracts, options contracts,
      swap contracts and foreign currency related transactions ..............   18,275,711      9,190,254
                                                                              ------------   ------------
    Net increase in net assets resulting from operations ....................   53,731,795     44,968,031
                                                                              ------------   ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .........................................................   (6,838,366)    (7,924,025)
    Institutional Class .....................................................  (16,916,005)   (31,805,556)
    Service Class ...........................................................     (843,429)    (1,447,957)
    Investor A Class ........................................................     (126,586)      (181,145)
    Investor B Class ........................................................      (31,877)       (53,917)
    Investor C Class ........................................................      (13,371)       (17,336)
                                                                              ------------   ------------
    Total distributions from net investment income ..........................  (24,769,634)   (41,429,936)
                                                                              ------------   ------------
  Net realized gains:
    BlackRock Class .........................................................           --         (2,426)
    Institutional Class .....................................................           --        (25,959)
    Service Class ...........................................................           --         (1,333)
    Investor A Class ........................................................           --           (216)
    Investor B Class ........................................................           --            (57)
    Investor C Class ........................................................           --            (24)
                                                                              ------------   ------------
    Total distributions from net realized gains .............................           --        (30,015)
                                                                              ------------   ------------
    Total distributions to shareholders .....................................  (24,769,634)   (41,459,951)
                                                                              ------------   ------------
Capital share transactions ..................................................   62,903,973    148,966,342
                                                                              ------------   ------------
    Total increase (decrease) in net assets .................................   91,866,134    152,474,422
                                                                              ------------   ------------
Net assets:
    Beginning of period .....................................................  699,137,333    546,662,911
                                                                              ------------   ------------
    End of period ........................................................... $791,003,467   $699,137,333
                                                                              ============   ============

                                                                                           Core
                                                                                Bond Total Return Portfolio
                                                                              -------------------------------
                                                                                For the
                                                                              Six Months         For the
                                                                                 Ended         Year Ended
                                                                                3/31/01          9/30/00
                                                                              --------------   --------------
                                                                              (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................................................  $  47,004,043    $  78,297,029
    Net realized gain (loss) on investments, futures contracts, options
      contracts, swap contracts and foreign currency related transactions ...     39,183,945       (6,442,708)
    Net unrealized gain on investments, futures contracts, options contracts,
      swap contracts and foreign currency related transactions ..............     24,194,028       22,971,920
                                                                              --------------   --------------
    Net increase in net assets resulting from operations ....................    110,382,016       94,826,241
                                                                              --------------   --------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class .........................................................    (11,308,418)     (14,750,510)
    Institutional Class .....................................................    (32,712,474)     (56,899,046)
    Service Class ...........................................................     (2,038,648)      (3,686,601)
    Investor A Class ........................................................       (261,573)        (376,501)
    Investor B Class ........................................................       (329,966)        (660,943)
    Investor C Class ........................................................       (177,899)        (204,998)
                                                                              --------------   --------------
    Total distributions from net investment income ..........................    (46,828,978)     (76,578,599)
                                                                              --------------   --------------
  Net realized gains:
    BlackRock Class .........................................................             --         (241,923)
    Institutional Class .....................................................             --       (1,056,940)
    Service Class ...........................................................             --          (96,076)
    Investor A Class ........................................................             --           (9,978)
    Investor B Class ........................................................             --          (21,048)
    Investor C Class ........................................................             --           (6,041)
                                                                              --------------   --------------
    Total distributions from net realized gains .............................             --       (1,432,006)
                                                                              --------------   --------------
    Total distributions to shareholders .....................................    (46,828,978)     (78,010,605)
                                                                              --------------   --------------
Capital share transactions ..................................................     92,454,959      469,174,961
                                                                              --------------   --------------
    Total increase (decrease) in net assets .................................    156,007,997      485,990,597
                                                                              --------------   --------------
Net assets:
    Beginning of period .....................................................  1,452,989,455      966,998,858
                                                                              --------------   --------------
    End of period ........................................................... $1,608,997,452   $1,452,989,455
                                                                              ==============   ==============


See accompanying notes to financial statements.

56-57

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    Government                   GNMA
                                                                 Income Portfolio              Portfolio
                                                           -------------------------   ---------------------------
                                                             For the                     For the
                                                           Six Months      For the     Six Months      For the
                                                              Ended      Year Ended       Ended       Year Ended
                                                             3/31/01       9/30/00       3/31/01       9/30/00
                                                           -----------  ------------   ------------   ------------
                                                           (Unaudited)                 (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................  $  818,349  $  1,879,475    $ 3,383,449    $ 6,662,714
    Net realized gain (loss)on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............     976,573      (456,577)       901,152         63,818
    Net unrealized gain (loss) on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............     697,027       594,766      2,307,293      1,065,255
                                                           -----------  ------------   ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ..........................   2,491,949     2,017,664      6,591,894      7,791,787
                                                           -----------  ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................          --            --             --             --
    Institutional Class ..................................          --            --     (3,186,964)    (6,542,550)
    Service Class ........................................          --            --         (5,806)        (9,662)
    Investor A Class .....................................    (194,230)     (330,331)       (77,714)       (93,730)
    Investor B Class .....................................    (572,921)   (1,399,271)       (19,063)       (15,091)
    Investor C Class .....................................     (33,484)      (81,128)        (3,074)        (1,681)
                                                           -----------  ------------   ------------   ------------
    Total distributions from net investment income .......    (800,635)   (1,810,730)    (3,292,621)    (6,662,714)
                                                           -----------  ------------   ------------   ------------
  In excess of net investment income:
    BlackRock Class ......................................          --            --             --             --
    Institutional Class ..................................          --            --             --       (201,944)
    Service Class ........................................          --            --             --           (418)
    Investor A Class .....................................          --            --             --         (3,995)
    Investor B Class .....................................          --            --             --           (712)
    Investor C Class .....................................          --            --             --            (61)
                                                           -----------  ------------   ------------   ------------
    Total distributions in excess of net investment income          --            --             --       (207,130)
                                                           -----------  ------------   ------------   ------------
  Capital:
    BlackRock Class ......................................          --            --             --             --
    Institutional Class ..................................          --            --             --             --
    Service Class ........................................          --            --             --             --
    Investor A Class .....................................          --       (23,853)            --             --
    Investor B Class .....................................          --      (102,715)            --             --
    Investor C Class .....................................          --        (5,341)            --             --
                                                           -----------  ------------   ------------   ------------
    Total distributions from capital .....................          --      (131,909)            --             --
                                                           -----------  ------------   ------------   ------------
  Net realized gains:
    BlackRock Class ......................................          --            --             --             --
    Institutional Class ..................................          --            --             --       (204,646)
    Service Class ........................................          --            --             --           (184)
    Investor A Class .....................................          --            --             --         (2,752)
    Investor B Class .....................................          --            --             --           (473)
    Investor C Class .....................................          --            --             --            (48)
                                                           -----------  ------------   ------------   ------------
    Total distributions from net realized gains ..........          --            --             --       (208,103)
                                                           -----------  ------------   ------------   ------------
    Total distributions to shareholders ..................    (800,635)   (1,942,639)    (3,292,621)    (7,077,947)
                                                           -----------  ------------   ------------   ------------
Capital share transactions ...............................   4,338,794   (12,370,956)     1,926,720    (14,676,883)
                                                           -----------  ------------   ------------   ------------
    Total increase (decrease) in net assets ..............   6,030,108   (12,295,931)     5,225,993    (13,963,043)
                                                           -----------  ------------   ------------   ------------
Net assets:
    Beginning of period ..................................  31,603,060    43,898,991     97,551,797    111,514,840
                                                           -----------  ------------   ------------   ------------
    End of period ........................................ $37,633,168  $ 31,603,060   $102,777,790   $ 97,551,797
                                                           ===========  ============   ============   ============

                                                                       Managed                      International
                                                                  Income Portfolio                 Bond Portfolio
                                                           -------------------------------    -------------------------
                                                              For the                          For the
                                                            Six Months         For the       Six Months      For the
                                                                Ended         Year Ended         Ended      Year Ended
                                                              3/31/01          9/30/00         3/31/01       9/30/00
                                                           --------------   --------------    -----------   -----------
                                                            (Unaudited)                      (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................  $  43,826,346   $   98,843,225    $ 2,570,468   $ 3,625,258
    Net realized gain (loss)on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............     21,583,084      (27,974,862)      (486,126)    5,653,035
    Net unrealized gain (loss) on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............     41,139,823       29,674,468      4,859,047    (3,856,909)
                                                           --------------   --------------    -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations ..........................    106,549,253      100,542,831      6,943,389     5,421,384
                                                           --------------   --------------    -----------   -----------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................             --               --             --            --
    Institutional Class ..................................    (34,433,412)     (79,133,078)    (7,429,023)   (3,105,225)
    Service Class ........................................     (8,847,714)     (17,772,458)      (432,200)     (168,663)
    Investor A Class .....................................       (488,598)        (892,241)      (617,428)     (122,554)
    Investor B Class .....................................       (132,106)        (269,572)      (343,845)      (97,945)
    Investor C Class .....................................         (2,388)            (653)      (234,245)      (85,265)
                                                           --------------   --------------    -----------   -----------
    Total distributions from net investment income .......    (43,904,218)     (98,068,002)    (9,056,741)   (3,579,652)
                                                           --------------   --------------    -----------   -----------
  In excess of net investment income:
    BlackRock Class ......................................             --               --             --            --
    Institutional Class ..................................             --               --             --            --
    Service Class ........................................             --               --             --            --
    Investor A Class .....................................             --               --             --            --
    Investor B Class .....................................             --               --             --            --
    Investor C Class .....................................             --               --             --            --
                                                           --------------   --------------    -----------   -----------
    Total distributions in excess of net investment income             --               --             --            --
                                                           --------------   --------------    -----------   -----------
  Capital:
    BlackRock Class ......................................             --               --             --            --
    Institutional Class ..................................             --               --             --            --
    Service Class ........................................             --               --             --            --
    Investor A Class .....................................             --               --             --            --
    Investor B Class .....................................             --               --             --            --
    Investor C Class .....................................             --               --             --            --
                                                           --------------   --------------    -----------   -----------
    Total distributions from capital .....................             --               --             --            --
                                                           --------------   --------------    -----------   -----------
  Net realized gains:
    BlackRock Class ......................................             --               --             --            --
    Institutional Class ..................................             --       (2,991,619)            --    (1,954,417)
    Service Class ........................................             --         (658,497)            --      (117,946)
    Investor A Class .....................................             --          (35,544)            --      (133,559)
    Investor B Class .....................................             --          (13,390)            --       (90,272)
    Investor C Class .....................................             --               --             --       (68,503)
                                                           --------------   --------------    -----------   -----------
    Total distributions from net realized gains ..........             --       (3,699,050)            --    (2,364,697)
                                                           --------------   --------------    -----------   -----------
    Total distributions to shareholders ..................    (43,904,218)    (101,767,052)    (9,056,741)   (5,944,349)
                                                           --------------   --------------    -----------   -----------
Capital share transactions ...............................   (117,257,882)     (79,372,000)     7,082,003    14,383,463
                                                           --------------   --------------    -----------   -----------
    Total increase (decrease) in net assets ..............    (54,612,847)     (80,596,221)     4,968,651    13,860,498
                                                           --------------   --------------    -----------   -----------
Net assets:
    Beginning of period ..................................  1,464,247,521    1,544,843,742     84,209,662    70,349,164
                                                           --------------   --------------    -----------   -----------
    End of period ........................................ $1,409,634,674   $1,464,247,521    $89,178,313   $84,209,662
                                                           ==============   ==============    ===========   ===========

                                                                    High Yield
                                                                  Bond Portfolio
                                                            --------------------------
                                                              For the
                                                            Six Months      For the
                                                                Ended      Year Ended
                                                              3/31/01       9/30/00
                                                            ------------  ------------
                                                            (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................   $ 7,409,241  $ 12,117,662
    Net realized gain (loss)on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............    (2,976,205)   (1,650,432)
    Net unrealized gain (loss) on investments, futures
      contracts, options contracts, swap contracts and
      foreign currency related transactions ..............    (6,995,806)   (8,267,440)
                                                            ------------  ------------
    Net increase (decrease) in net assets
      resulting from operations ..........................    (2,562,770)    2,199,790
                                                            ------------  ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................            (7)          (12)
    Institutional Class ..................................    (4,906,920)   (8,234,984)
    Service Class ........................................        (2,783)       (2,205)
    Investor A Class .....................................      (364,878)     (514,119)
    Investor B Class .....................................    (2,468,507)   (2,618,038)
    Investor C Class .....................................      (313,153)     (493,802)
                                                            ------------  ------------
    Total distributions from net investment income .......    (8,056,248)  (11,863,160)
                                                            ------------  ------------
  In excess of net investment income:
    BlackRock Class ......................................            --            --
    Institutional Class ..................................            --            --
    Service Class ........................................            --            --
    Investor A Class .....................................            --            --
    Investor B Class .....................................            --            --
    Investor C Class .....................................            --            --
                                                            ------------  ------------
    Total distributions in excess of net investment income            --            --
                                                            ------------  ------------
  Capital:
    BlackRock Class ......................................            --            --
    Institutional Class ..................................            --            --
    Service Class ........................................            --            --
    Investor A Class .....................................            --            --
    Investor B Class .....................................            --            --
    Investor C Class .....................................            --            --
                                                            ------------  ------------
    Total distributions from capital .....................            --            --
                                                            ------------  ------------
  Net realized gains:
    BlackRock Class ......................................            --            --
    Institutional Class ..................................            --            --
    Service Class ........................................            --            --
    Investor A Class .....................................            --            --
    Investor B Class .....................................            --            --
    Investor C Class .....................................            --            --
                                                            ------------  ------------
    Total distributions from net realized gains ..........            --            --
                                                            ------------  ------------
    Total distributions to shareholders ..................    (8,056,248)  (11,863,160)
                                                            ------------  ------------
Capital share transactions ...............................    28,671,878    47,969,735
                                                            ------------  ------------
    Total increase (decrease) in net assets ..............    18,052,860    38,306,365
                                                            ------------  ------------
Net assets:
    Beginning of period ..................................   121,631,376    83,325,011
                                                            ------------  ------------
    End of period ........................................  $139,684,236  $121,631,376
                                                            ============  ============

See accompanying notes to financial statements.

58-59

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period


                                    Net                     Net gain                   Distributions                  Net
                                   asset                    (loss) on    Distributions   in excess   Distributions   asset
                                   value        Net        investments     from net       of net       from net      value
                                 beginning  investment   (both realized   investment    investment     realized     end of
                                 of period    income     and unrealized)    income        income         gains      period
-----------------------------------------------------------------------------------------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7         $ 9.81       $0.31         $ 0.25         $(0.32)        $   --         $   --    $10.05
9/30/00                             9.82        0.62          (0.02)         (0.61)            --             --      9.81
9/30/99                            10.03        0.61          (0.22)         (0.60)            --             --      9.82
9/30/98                             9.89        0.59           0.12          (0.57)            --             --     10.03
6/3/97 1 through 9/30/97            9.82        0.19           0.07          (0.19)            --             --      9.89

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         $ 9.82       $0.30         $ 0.24         $(0.31)        $   --         $   --    $10.05
9/30/00                             9.82        0.61          (0.01)         (0.60)            --             --      9.82
9/30/99                            10.03        0.58          (0.20)         (0.59)            --             --      9.82
9/30/98                             9.89        0.56           0.14          (0.56)            --             --     10.03
9/30/97                             9.79        0.58           0.08          (0.56)            --             --      9.89
4/1/96 through 9/30/96              9.79        0.28          (0.01)         (0.27)            --             --      9.79
7/1/95 through 3/31/96              9.83        0.42             --          (0.41)         (0.04)            --      9.79

SERVICE CLASS
10/1/00 through 3/31/01 7         $ 9.82       $0.28         $ 0.24         $(0.29)        $   --         $   --    $10.05
9/30/00                             9.82        0.57           0.00          (0.57)            --             --      9.82
9/30/99                            10.03        0.55          (0.20)         (0.56)            --             --      9.82
9/30/98                             9.89        0.66           0.01          (0.53)            --             --     10.03
9/30/97                             9.79        0.54           0.09          (0.53)            --             --      9.89
4/1/96 through 9/30/96              9.79        0.26          (0.01)         (0.25)            --             --      9.79
1/12/96 1 through 3/31/96           9.91        0.11          (0.12)         (0.11)            --             --      9.79

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $ 9.82       $0.28         $ 0.25         $(0.29)        $   --         $   --    $10.06
9/30/00                             9.82        0.55           0.00          (0.55)            --             --      9.82
9/30/99                            10.03        0.54          (0.21)         (0.54)            --             --      9.82
9/30/98                             9.89        0.51           0.14          (0.51)            --             --     10.03
9/30/97                             9.79        0.52           0.09          (0.51)            --             --      9.89
4/1/96 through 9/30/96              9.79        0.25          (0.01)         (0.24)            --             --      9.79
1/12/96 1 through 3/31/96           9.91        0.10          (0.12)         (0.10)            --             --      9.79

INVESTOR B CLASS
10/1/00 through 3/31/01 7         $ 9.82       $0.24         $ 0.24         $(0.25)        $   --         $   --    $10.05
9/30/00                             9.82        0.48           0.00          (0.48)            --             --      9.82
9/30/99                            10.03        0.45          (0.19)         (0.47)            --             --      9.82
9/30/98                             9.89        0.41           0.17          (0.44)            --             --     10.03
11/18/96 1 through 9/30/97          9.86        0.41             --          (0.38)            --             --      9.89

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $ 9.82       $0.24         $ 0.24         $(0.25)        $   --         $   --    $10.05
9/30/00                             9.82        0.48           0.00          (0.48)            --             --      9.82
9/30/99                            10.03        0.46          (0.20)         (0.47)            --             --      9.82
9/30/98                             9.89        0.44           0.14          (0.44)            --             --     10.03
2/24/97 1 through 9/30/97           9.87        0.26           0.02          (0.26)            --             --      9.89

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         $ 9.91       $0.31         $ 0.38         $(0.31)        $   --         $   --    $10.29
9/30/00                             9.89        0.61           0.01          (0.59)            --          (0.01)     9.91
9/30/99                            10.48        0.59          (0.51)         (0.59)            --          (0.08)     9.89
9/30/98                            10.11        0.57           0.39          (0.59)            --             --     10.48
9/30/97                             9.92        0.59           0.19          (0.59)            --             --     10.11
9/30/96                            10.02        0.58          (0.11)         (0.57)            --             --      9.92

SERVICE CLASS
10/1/00 through 3/31/01 7         $ 9.91       $0.29         $ 0.38         $(0.29)        $   --         $   --    $10.29
9/30/00                             9.89        0.58           0.01          (0.56)            --          (0.01)     9.91
9/30/99                            10.48        0.56          (0.51)         (0.56)            --          (0.08)     9.89
9/30/98                            10.11        0.58           0.35          (0.56)            --             --     10.48
9/30/97                             9.92        0.56           0.19          (0.56)            --             --     10.11
9/30/96                            10.02        0.56          (0.12)         (0.54)            --             --      9.92

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $ 9.91       $0.28         $ 0.39         $(0.28)        $   --         $   --    $10.30
9/30/00                             9.89        0.55           0.02          (0.54)            --          (0.01)     9.91
9/30/99                            10.48        0.54          (0.51)         (0.54)            --          (0.08)     9.89
9/30/98                            10.11        0.53           0.38          (0.54)            --             --     10.48
9/30/97                             9.92        0.54           0.19          (0.54)            --             --     10.11
9/30/96                            10.03        0.55          (0.13)         (0.53)            --             --      9.92

                                                                  Ratio of
                                         Net                    expenses to   Ratio of expenses
                                       assets     Ratio of      average net      to average       Ratio of net
                                       end of    expenses to      assets         net assets     investment income
                              Total    period    average net    (excluding       (excluding      to average net
                             return     (000)      assets     interest expense)   waivers)           assets
------------------------------------------------------------------------------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7     5.76%   $  184,933      1.61%2         0.40%2           1.91%2             7.58%2
9/30/00                       6.35        86,868      2.25           0.40             2.66               6.30
9/30/99                       4.06        79,326      2.26           0.41             2.59               6.04
9/30/98                       7.44       140,493      1.59           0.40             1.99               5.93
6/3/97 1 through 9/30/97      2.68        68,300      1.01 2         0.40 2           1.34 2             5.97 2

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7     5.57%   $  126,184      1.96%2         0.55%2           2.25%2             6.08%2
9/30/00                       6.29       126,818      2.43           0.55             2.71               6.16
9/30/99                       3.91       157,553      2.39           0.56             2.67               5.89
9/30/98                       7.28       166,887      1.80           0.55             2.20               5.77
9/30/97                       6.89       102,490      1.54           0.55             1.87               5.15
4/1/96 through 9/30/96        2.70       135,686      0.64 2         0.55 2           0.92 2             5.63 2
7/1/95 through 3/31/96        4.25        52,843      0.96 2         0.63 2           1.16 2             4.92 2

SERVICE CLASS
10/1/00 through 3/31/01 7     5.41%   $   25,764      2.22%2         0.85%2           2.50%2             5.78%2
9/30/00                       5.98        19,745      2.77           0.85             3.05               5.86
9/30/99                       3.60        16,872      2.70           0.86             2.97               5.59
9/30/98                       6.96        18,393      1.98           0.85             2.38               5.49
9/30/97                       6.57        82,873      1.85           0.85             2.18               4.86
4/1/96 through 9/30/96        2.54        91,870      0.97 2         0.85 2           1.25 2             5.28 2
1/12/96 1 through 3/31/96    (0.11)      181,670      1.18 2         0.85 2           1.38 2             4.92 2

INVESTOR A CLASS
10/1/00 through 3/31/01 7     5.43%3  $    8,033      2.24%2         1.00%2           2.52%2             5.46%2
9/30/00                       5.80 3       2,512      2.94           1.02             3.22               5.69
9/30/99                       3.42 3       2,594      2.79           1.02             3.07               5.38
9/30/98                       6.78 3       2,850      2.32           1.02             2.72               5.29
9/30/97                       6.39 3       1,079      2.02           1.02             2.35               4.72
4/1/96 through 9/30/96        2.46 3         938      1.12           1.02 2           1.40 2             5.10 2
1/12/96 1 through 3/31/96    (0.15)3         719      1.34 2         1.01 2           1.54 2             4.61 2

INVESTOR B CLASS
10/1/00 through 3/31/01 7     4.94%4  $   12,599      3.11%2         1.77%2           3.40%2             4.83%2
9/30/00                       5.01 4       8,142      3.66           1.77             3.94               4.93
9/30/99                       2.65 4       7,549      3.41           1.75             3.67               4.59
9/30/98                       5.99 4         398      3.08           1.76             3.48               4.50
11/18/96 1 through 9/30/97    4.31 4          13      2.19 2         1.73 2           2.52 2             4.50 2

INVESTOR C CLASS
10/1/00 through 3/31/01 7     4.94%4  $    2,504      2.94%2         1.75%2           3.22%2             4.75%2
9/30/00                       5.01 4         807      3.69           1.77             3.97               4.96
9/30/99                       2.65 4       1,570      3.47           1.77             3.72               4.62
9/30/98                       5.99 4         342      2.98           1.75             3.38               4.47
2/24/97 1 through 9/30/97     2.91 4          72      2.23 2         1.72 2           2.56 2             4.49 2

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7     7.01%   $  309,890      2.01%2         0.60%2           2.24%2             6.45%2
9/30/00                       6.54       325,510      1.02           0.60             1.23               6.17
9/30/99                       0.75       388,917      0.81           0.60             1.02               5.77
9/30/98                       9.83       441,691      0.63           0.59             0.89               5.72
9/30/97                       8.08        96,605      0.67           0.55             0.98               5.88
9/30/96                       4.82       126,312      0.70           0.53             1.00               5.86

SERVICE CLASS
10/1/00 through 3/31/01 7     6.85%   $   30,910      2.30%2         0.90%2           2.53%2             6.13%2
9/30/00                       6.23        25,325      1.32           0.90             1.54               5.87
9/30/99                       0.45        26,687      1.11           0.90             1.32               5.47
9/30/98                       9.50        29,697      0.91           0.88             1.17               5.51
9/30/97                       7.75        50,535      0.97           0.85             1.28               5.58
9/30/96                       4.51        47,494      1.00           0.83             1.30               5.56

INVESTOR A CLASS
10/1/00 through 3/31/01 7     6.76%3  $   12,013      2.38%2         1.04%2           2.60%2             5.74%2
9/30/00                       6.05 3       9,262      1.47           1.08             1.69               5.66
9/30/99                       0.28 3       7,239      1.25           1.06             1.46               5.29
9/30/98                       9.32 3       7,972      1.09           1.05             1.35               5.33
9/30/97                       7.57 3       5,374      1.14           1.02             1.45               5.42
9/30/96                       4.36 3       5,903      1.14           0.95             1.44               5.45

                              Ratio of net
                            investment income
                              to average
                              net assets      Portfolio
                              (excluding      turnover
                               waivers)         rate
---------------------------------------------------------

---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7          7.27%2          71%
9/30/00                            5.89           182
9/30/99                            5.71           177
9/30/98                            5.53           227
6/3/97 1 through 9/30/97           5.64 2         371

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7          5.80%2          71%
9/30/00                            5.88           182
9/30/99                            5.62           177
9/30/98                            5.37           227
9/30/97                            4.82           371
4/1/96 through 9/30/96             5.36 2         228
7/1/95 through 3/31/96             4.72 2         185

SERVICE CLASS
10/1/00 through 3/31/01 7          5.49%2          71%
9/30/00                            5.58           182
9/30/99                            5.32           177
9/30/98                            5.09           227
9/30/97                            4.53           371
4/1/96 through 9/30/96             5.01 2         228
1/12/96 1 through 3/31/96          4.72 2         185

INVESTOR A CLASS
10/1/00 through 3/31/01 7          5.19%2          71%
9/30/00                            5.41           182
9/30/99                            5.10           177
9/30/98                            4.89           227
9/30/97                            4.39           371
4/1/96 through 9/30/96             4.82 2         228
1/12/96 1 through 3/31/96          4.41 2         185

INVESTOR B CLASS
10/1/00 through 3/31/01 7          4.55%2          71%
9/30/00                            4.65           182
9/30/99                            4.34           177
9/30/98                            4.10           227
11/18/96 1 through 9/30/97         4.17 2         371

INVESTOR C CLASS
10/1/00 through 3/31/01 7          4.47%2          71%
9/30/00                            4.68           182
9/30/99                            4.37           177
9/30/98                            4.07           227
2/24/97 1 through 9/30/97          4.16 2         371

--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7          6.21%2          74%
9/30/00                            5.96           131
9/30/99                            5.56           191
9/30/98                            5.46           272
9/30/97                            5.57           291
9/30/96                            5.56           580

SERVICE CLASS
10/1/00 through 3/31/01 7          5.90%2          74%
9/30/00                            5.66           131
9/30/99                            5.26           191
9/30/98                            5.25           272
9/30/97                            5.27           291
9/30/96                            5.26           580

INVESTOR A CLASS
10/1/00 through 3/31/01 7          5.51%2          74%
9/30/00                            5.45           131
9/30/99                            5.08           191
9/30/98                            5.07           272
9/30/97                            5.11           291
9/30/96                            5.16           580


See accompanying notes to financial statements.

60-61

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout each Period


                                      Net                           Net gain                                          Net
                                     asset                          (loss) on      Distributions    Distributions    asset
                                     value            Net          investments       from net         from net       value
                                   beginning      investment     (both realized     investment        realized      end of
                                   of period        income       and unrealized)      income            gains       period
-------------------------------------------------------------------------------------------------------------------------------


INVESTOR B CLASS
10/1/00 through 3/31/01 7         $ 9.91           $0.24           $ 0.38             $(0.24)          $   --       $10.29
9/30/00                             9.89            0.49             0.01              (0.47)           (0.01)        9.91
9/30/99                            10.48            0.46            (0.51)             (0.46)           (0.08)        9.89
9/30/98                            10.11            0.47             0.37              (0.47)              --        10.48
10/11/96 1 through 9/30/97          9.98            0.45             0.13              (0.45)              --        10.11

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $ 9.91           $0.24           $ 0.38             $(0.24)          $   --       $10.29
9/30/00                             9.89            0.48             0.02              (0.47)           (0.01)        9.91
9/30/99                            10.48            0.46            (0.51)             (0.46)           (0.08)        9.89
9/30/98                            10.11            0.47             0.37              (0.47)              --        10.48
10/8/96 1 through 9/30/97           9.98            0.45             0.13              (0.45)              --        10.11

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7         $ 9.13           $0.30           $ 0.36             $(0.31)          $   --       $ 9.48
9/30/00                             9.10            0.58             0.03              (0.58)              --         9.13
9/30/99                             9.67            0.58            (0.47)             (0.58)           (0.10)        9.10
5/1/98 1 through 9/30/98            9.46            0.24             0.26              (0.24)           (0.05)        9.67

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         $ 9.13           $0.29           $ 0.36             $(0.30)          $   --       $ 9.48
9/30/00                             9.10            0.58             0.02              (0.57)              --         9.13
9/30/99                             9.67            0.57            (0.47)             (0.57)           (0.10)        9.10
9/30/98                             9.49            0.57             0.23              (0.57)           (0.05)        9.67
9/30/97                             9.32            0.58             0.17              (0.58)              --         9.49
9/30/96                             9.43            0.56            (0.09)             (0.55)           (0.03)        9.32

SERVICE CLASS
10/1/00 through 3/31/01 7         $ 9.13           $0.28           $ 0.36             $(0.29)          $   --       $ 9.48
9/30/00                             9.10            0.55             0.02              (0.54)              --         9.13
9/30/99                             9.67            0.54            (0.47)             (0.54)           (0.10)        9.10
9/30/98                             9.49            0.58             0.20              (0.55)           (0.05)        9.67
9/30/97                             9.32            0.55             0.17              (0.55)              --         9.49
9/30/96                             9.43            0.53            (0.09)             (0.52)           (0.03)        9.32

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $ 9.12           $0.27           $ 0.37             $(0.28)          $   --       $ 9.48
9/30/00                             9.10            0.53             0.02              (0.53)              --         9.12
9/30/99                             9.67            0.52            (0.47)             (0.52)           (0.10)        9.10
9/30/98                             9.49            0.53             0.23              (0.53)           (0.05)        9.67
9/30/97                             9.32            0.53             0.17              (0.53)              --         9.49
9/30/96                             9.43            0.52            (0.09)             (0.51)           (0.03)        9.32

INVESTOR B CLASS
10/1/00 through 3/31/01 7         $ 9.13           $0.23           $ 0.36             $(0.24)          $   --       $ 9.48
9/30/00                             9.10            0.47             0.02              (0.46)              --         9.13
9/30/99                             9.67            0.45            (0.47)             (0.45)           (0.10)        9.10
2/5/98 1 through 9/30/98            9.51            0.29             0.21              (0.29)           (0.05)        9.67

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $ 9.14           $0.23           $ 0.36             $(0.24)          $   --       $ 9.49
9/30/00                             9.10            0.46             0.04              (0.46)              --         9.14
10/16/98 1 through 9/30/99          9.65            0.43            (0.45)             (0.43)           (0.10)        9.10

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7         $ 9.36           $0.30           $ 0.40             $(0.30)          $   --       $ 9.76
9/30/00                             9.31            0.61             0.05              (0.60)           (0.01)        9.36
9/30/99                            10.12            0.59            (0.60)             (0.58)           (0.22)        9.31
9/30/98                             9.82            0.61             0.40              (0.62)           (0.09)       10.12
5/1/97 1 through 9/30/97            9.57            0.26             0.24              (0.25)              --         9.82

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         $ 9.36           $0.29           $ 0.40             $(0.29)          $   --       $ 9.76
9/30/00                             9.31            0.60             0.05              (0.59)           (0.01)        9.36
9/30/99                            10.12            0.57            (0.59)             (0.57)           (0.22)        9.31
9/30/98                             9.82            0.59             0.40              (0.60)           (0.09)       10.12
9/30/97                             9.55            0.62             0.26              (0.61)              --         9.82
4/1/96 through 9/30/96              9.61            0.30            (0.06)             (0.30)              --         9.55
7/1/95 through 3/31/96              9.85            0.47            (0.07)             (0.47)           (0.17)        9.61

                                                                           Ratio of
                                                Net                       expenses to     Ratio of expenses
                                              assets       Ratio of       average net        to average        Ratio of net
                                              end of      expenses to       assets           net assets      investment income
                                    Total     period      average net     (excluding         (excluding       to average net
                                   return      (000)        assets     interest expense)      waivers)            assets
---------------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
10/1/00 through 3/31/01 7          6.37%4   $    2,029        3.20%2          1.82%2             3.44%2              5.18%2
9/30/00                            5.26 4        1,398        2.24            1.81               2.45                4.96
9/30/99                           (0.47)4          809        1.97            1.80               2.19                4.57
9/30/98                            8.51 4          361        1.84            1.79               2.10                4.61
10/11/96 1 through 9/30/97         5.94 4           28        1.90 2          1.77 2             2.21 2              4.62 2

INVESTOR C CLASS
10/1/00 through 3/31/01 7          6.37 4   $    1,857        3.05%2          1.76%2             3.27%2              5.01%2
9/30/00                            5.26 4          598        2.23            1.81               2.44                4.87
9/30/99                           (0.47)4          468        2.00            1.81               2.22                4.56
9/30/98                            8.51 4          299        1.81            1.78               2.07                4.48
10/8/96 1 through 9/30/97          5.94 4           51        1.78 2          1.71 2             2.09 2              4.50 2

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7          7.30%    $  241,897        1.14%2          0.45%2             1.38%2              6.59%2
9/30/00                            7.05        152,412        1.24            0.45               1.59                6.58
9/30/99                            1.25         42,311        1.61            0.44               1.87                6.27
5/1/98 1 through 9/30/98           8.86         48,365        1.43 2          0.45 2             1.70 2              5.98 2

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7          7.22%    $  510,152        1.30%2          0.60%2             1.51%2              6.57%2
9/30/00                            6.89        516,538        1.43            0.60               1.65                6.42
9/30/99                            1.10        476,236        1.74            0.60               1.96                6.12
9/30/98                            8.81        490,674        1.72            0.59               1.99                6.05
9/30/97                            8.40        295,709        0.98            0.53               1.27                6.18
9/30/96                            5.10        207,909        0.83            0.53               1.13                5.97

SERVICE CLASS
10/1/00 through 3/31/01 7          7.06%    $   31,407        1.59%2          0.90%2             1.81%2              6.25%2
9/30/00                            6.57         25,242        1.74            0.90               1.96                6.12
9/30/99                            0.80         24,299        2.05            0.90               2.26                5.81
9/30/98                            8.48         25,946        2.06            0.89               2.33                5.78
9/30/97                            8.07         52,316        1.27            0.83               1.56                5.88
9/30/96                            4.79         45,362        1.14            0.83               1.44                5.67

INVESTOR A CLASS
10/1/00 through 3/31/01 7          6.97%3   $    5,485        1.74%2          1.07%2             1.96%2              6.01%2
9/30/00                            6.27 3        3,398        1.95            1.08               2.16                5.98
9/30/99                            0.62 3        2,387        2.21            1.08               2.43                5.70
9/30/98                            8.30 3        1,648        2.22            1.06               2.49                5.64
9/30/97                            7.89 3        1,116        1.44            1.00               1.73                5.70
9/30/96                            4.74 3          935        1.27            0.97               1.57                5.53

INVESTOR B CLASS
10/1/00 through 3/31/01 7          6.58%4   $    1,468        2.50%2          1.82%2             2.72%2              5.31%2
9/30/00                            5.60 4        1,071        2.66            1.82               2.87                5.19
9/30/99                           (0.13)4        1,010        2.81            1.79               3.02                4.89
2/5/98 1 through 9/30/98           7.83 4          111        2.79 2          1.75 2             3.06 2              4.50 2

INVESTOR C CLASS
10/1/00 through 3/31/01 7          6.57%4   $      594        2.51%2          1.82%2             2.73%2              5.31%2
9/30/00                            5.71 4          475        2.71            1.82               2.92                5.20
10/16/98 1 through 9/30/99        (0.18)4          420        2.81 2          1.82 2             3.02 2              4.99 2

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7          7.57%    $  402,010        0.57%2          0.40%2             0.83%2              6.85%2
9/30/00                            7.45        320,489        0.62            0.40               0.99                6.68
9/30/99                           (0.02)       160,791        0.79            0.40               1.07                6.13
9/30/98                           10.74         92,723        0.68            0.40               1.02                6.14
5/1/97 1 through 9/30/97           5.30         48,139        0.56 2          0.40 2             0.85 2              6.54 2

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7          7.49%    $1,076,254        0.71%2          0.55%2             0.97%2              6.74%2
9/30/00                            7.29      1,051,089        0.78            0.55               1.02                6.51
9/30/99                           (0.17)       712,529        0.93            0.55               1.19                5.94
9/30/98                           10.57        673,823        0.83            0.55               1.17                6.00
9/30/97                           10.03        393,657        0.84            0.55               1.14                6.52
4/1/96 through 9/30/96             2.55        162,626        0.80 2          0.55 2             1.09 2              6.50 2
7/1/95 through 3/31/96             3.93         64,707        0.75 2          0.66 2             1.00 2              5.80 2

                                Ratio of net
                              investment income
                                 to average
                                 net assets        Portfolio
                                 (excluding        turnover
                                  waivers)           rate
-----------------------------------------------------------------

INVESTOR B CLASS
10/1/00 through 3/31/01 7            4.94%2            74%
9/30/00                              4.75             131
9/30/99                              4.34             191
9/30/98                              4.35             272
10/11/96 1 through 9/30/97           4.31 2           291

INVESTOR C CLASS
10/1/00 through 3/31/01 7            4.79%2            74%
9/30/00                              4.66             131
9/30/99                              4.34             191
9/30/98                              4.22             272
10/8/96 1 through 9/30/97            4.19 2           291

---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7            6.36%2           126%
9/30/00                              6.23             199
9/30/99                              6.00             221
5/1/98 1 through 9/30/98             5.71 2           221

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7            6.35%2           126%
9/30/00                              6.20             199
9/30/99                              5.90             221
9/30/98                              5.78             221
9/30/97                              5.89             321
9/30/96                              5.67             670

SERVICE CLASS
10/1/00 through 3/31/01 7            6.04%2           126%
9/30/00                              5.90             199
9/30/99                              5.60             221
9/30/98                              5.51             221
9/30/97                              5.59             321
9/30/96                              5.36             670

INVESTOR A CLASS
10/1/00 through 3/31/01 7            5.79%2           126%
9/30/00                              5.76             199
9/30/99                              5.49             221
9/30/98                              5.37             221
9/30/97                              5.41             321
9/30/96                              5.23             670

INVESTOR B CLASS
10/1/00 through 3/31/01 7            5.09%2           126%
9/30/00                              4.97             199
9/30/99                              4.68             221
2/5/98 1 through 9/30/98             4.23 2           221

INVESTOR C CLASS
10/1/00 through 3/31/01 7            5.09%2           126%
9/30/00                              4.98             199
10/16/98 1 through 9/30/99           4.77 2           221

--------------------------------
CORE BOND TOTAL RETURN PORTFOLIO
--------------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7            6.60%2           218%
9/30/00                              6.31             248
9/30/99                              5.85             328
9/30/98                              5.80             405
5/1/97 1 through 9/30/97             6.25 2           441

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7            6.49%2           218%
9/30/00                              6.27             248
9/30/99                              5.68             328
9/30/98                              5.66             405
9/30/97                              6.23             441
4/1/96 through 9/30/96               6.20 2           308
7/1/95 through 3/31/96               5.55 2           723


See accompanying notes to financial statements.

62-63

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout each Period


                                  Net                  Net gain                     Distributions                              Net
                                 asset                 (loss) on     Distributions    in excess                Distributions  asset
                                 value       Net      investments      from net        of net    Distributions     from net   value
                               beginning investment (both realized    investment     investment     from          realized    end of
                               of period   income   and unrealized)     income         income      capital          gains     period
------------------------------------------------------------------------------------------------------------------------------------



SERVICE CLASS
10/1/00 through 3/31/01 7         $ 9.36     $0.28       $ 0.40          $(0.28)      $   --         $   --        $   --     $ 9.76
9/30/00                             9.31      0.57         0.05           (0.56)          --             --         (0.01)      9.36
9/30/99                            10.12      0.54        (0.59)          (0.54)          --             --         (0.22)      9.31
9/30/98                             9.82      0.56         0.40           (0.57)          --             --         (0.09)     10.12
9/30/97                             9.55      0.59         0.26           (0.58)          --             --            --       9.82
4/1/96 through 9/30/96              9.61      0.30        (0.07)          (0.29)          --             --            --       9.55
1/12/96 1 through 3/31/96           9.91      0.11        (0.30)          (0.11)          --             --            --       9.61

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $ 9.36     $0.27       $ 0.41          $(0.27)      $   --         $   --        $   --     $ 9.77
9/30/00                             9.31      0.55         0.05           (0.54)          --             --         (0.01)      9.36
9/30/99                            10.12      0.53        (0.60)          (0.52)          --             --         (0.22)      9.31
9/30/98                             9.82      0.55         0.40           (0.56)          --             --         (0.09)     10.12
9/30/97                             9.55      0.58         0.26           (0.57)          --             --            --       9.82
4/1/96 through 9/30/96              9.61      0.28        (0.06)          (0.28)          --             --            --       9.55
1/31/96 1 through 3/31/96           9.99      0.08        (0.38)          (0.08)          --             --            --       9.61

INVESTOR B CLASS
10/1/00 through 3/31/01 7         $ 9.35     $0.24       $ 0.41          $(0.24)      $   --         $   --        $   --     $ 9.76
9/30/00                             9.31      0.48         0.04           (0.47)          --             --         (0.01)      9.35
9/30/99                            10.12      0.46        (0.60)          (0.45)          --             --         (0.22)      9.31
9/30/98                             9.82      0.47         0.40           (0.48)          --             --         (0.09)     10.12
9/30/97                             9.55      0.51         0.26           (0.50)          --             --            --       9.82
4/1/96 through 9/30/96              9.61      0.26        (0.07)          (0.25)          --             --            --       9.55
3/18/96 1 through 3/31/96           9.58      0.01         0.03           (0.01)          --             --            --       9.61

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $ 9.35     $0.24       $ 0.41          $(0.24)      $   --         $   --        $   --     $ 9.76
9/30/00                             9.31      0.47         0.05           (0.47)          --             --         (0.01)      9.35
9/30/99                            10.12      0.47        (0.61)          (0.45)          --             --         (0.22)      9.31
9/30/98                             9.82      0.47         0.40           (0.48)          --             --         (0.09)     10.12
2/28/97 1 through 9/30/97           9.64      0.29         0.17           (0.28)          --             --            --       9.82

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $10.03     $0.28       $ 0.51          $(0.27)      $   --         $   --        $   --     $10.55
9/30/00                             9.92      0.56         0.13           (0.54)          --          (0.04)           --      10.03
9/30/99                            10.84      0.55        (0.70)          (0.54)          --          (0.07)        (0.16)      9.92
9/30/98                            10.49      0.53         0.54           (0.61)          --             --         (0.11)     10.84
9/30/97                            10.20      0.73         0.30           (0.74)          --             --            --      10.49
9/30/96                            10.68      0.68        (0.22)          (0.66)          --             --         (0.28)     10.20

INVESTOR B CLASS
10/1/00 through 3/31/01 7         $10.03     $0.24       $ 0.52          $(0.24)      $   --         $   --        $   --     $10.55
9/30/00                             9.92      0.49         0.13           (0.47)          --          (0.04)           --      10.03
9/30/99                            10.84      0.47        (0.70)          (0.46)          --          (0.07)        (0.16)      9.92
9/30/98                            10.49      0.54         0.50           (0.58)          --             --         (0.11)     10.84
9/30/97                            10.20      0.66         0.30           (0.67)          --             --            --      10.49
9/30/96                            10.68      0.60        (0.21)          (0.59)          --             --         (0.28)     10.20

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $10.02     $0.24       $ 0.52          $(0.24)      $   --         $   --        $   --     $10.54
9/30/00                             9.92      0.49         0.12           (0.47)          --          (0.04)           --      10.02
9/30/99                            10.84      0.47        (0.70)          (0.46)          --          (0.07)        (0.16)      9.92
9/30/98                            10.49      0.51         0.53           (0.58)          --             --         (0.11)     10.84
2/28/97 1 through 9/30/97          10.30      0.37         0.20           (0.38)          --             --            --      10.49

--------------
GNMA PORTFOLIO
--------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         $ 9.70     $0.34       $ 0.32          $(0.33)      $   --         $   --        $   --     $10.03
9/30/00                             9.61      0.62         0.13           (0.62)       (0.02)            --         (0.02)      9.70
9/30/99                            10.11      0.61        (0.49)          (0.60)          --             --         (0.02)      9.61
5/18/98 1 through 9/30/98          10.00      0.23         0.10           (0.22)          --             --            --      10.11

SERVICE CLASS
10/1/00 through 3/31/01 7         $ 9.72     $0.32       $ 0.30          $(0.31)      $   --         $   --        $   --     $10.03
9/30/00                             9.61      0.58         0.16           (0.59)       (0.02)            --         (0.02)      9.72
9/30/99                            10.11      0.58        (0.49)          (0.57)          --             --         (0.02)      9.61
5/18/98 1 through 9/30/98          10.00      0.27         0.04           (0.20)          --             --            --      10.11

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $ 9.71     $0.31       $ 0.34          $(0.30)      $   --         $   --        $   --     $10.06
9/30/00                             9.61      0.56         0.15           (0.57)       (0.02)            --         (0.02)      9.71
9/30/99                            10.11      0.56        (0.49)          (0.55)          --             --         (0.02)      9.61
5/18/98 1 through 9/30/98          10.00      0.20         0.11           (0.20)          --             --            --      10.11

                                                                           Ratio of
                                                Net                       expenses to    Ratio of expenses
                                              assets      Ratio of        average net       to average        Ratio of net
                                              end of     expenses to        assets          net assets      investment income
                                  Total       period     average net      (excluding        (excluding       to average net
                                 return        (000)       assets      interest expense)     waivers)            assets
------------------------------------------------------------------------------------------------------------------------------



SERVICE CLASS
10/1/00 through 3/31/01 7        7.33%     $   82,499       1.01%2           0.85%2             1.27%2             6.41%2
9/30/00                          6.98          59,334       1.11             0.85               1.35               6.19
9/30/99                         (0.47)         65,758       1.23             0.86               1.48               5.63
9/30/98                         10.24          70,111       1.18             0.85               1.52               5.72
9/30/97                          9.71         122,308       1.35             0.85               1.64               6.09
4/1/96 through 9/30/96           2.40         117,207       1.08 2           0.85 2             1.37 2             6.10 2
1/12/96 1 through 3/31/96       (1.90)        232,040       0.94 2           0.85 2             1.19 2             5.37 2

INVESTOR A CLASS
10/1/00 through 3/31/01 7        7.35%3    $   15,343       1.18%2           1.02%2             1.43%2             6.17%2
9/30/00                          5.89 3         6,977       1.27             1.02               1.51               5.98
9/30/99                         (0.64)3         6,776       1.41             1.03               1.66               5.48
9/30/98                         10.04 3         5,108       1.27             0.98               1.61               5.49
9/30/97                          9.52 3         2,441       1.36             1.01               1.65               5.96
4/1/96 through 9/30/96           2.36 3           320       1.27 2           1.02 2             1.56 2             6.04 2
1/31/96 1 through 3/31/96       (2.96)3            80       1.11 2           1.02 2             1.36 2             5.34 2

INVESTOR B CLASS
10/1/00 through 3/31/01 7        6.85%4    $   18,636       1.93%2           1.77%2             2.19%2             5.47%2
9/30/00                          5.89 4        12,189       2.04             1.77               2.28               5.26
9/30/99                         (1.38)4        14,383       2.15             1.77               2.41               4.72
9/30/98                          9.20 4        11,734       2.01             1.76               2.35               4.78
9/30/97                          8.71 4         5,295       2.17             1.75               2.46               5.19
4/1/96 through 9/30/96           1.98 4         1,497       2.00 2           1.72 2             2.29 2             5.40 2
3/18/96 1 through 3/31/96       (0.33)4            77       1.86 2           1.77 2             2.11 2             4.62 2

INVESTOR C CLASS
10/1/00 through 3/31/01 7        6.85%4    $   14,255       1.90%2           1.75%2             2.15%2             5.31%2
9/30/00                          6.00 4         2,911       2.07             1.77               2.31               5.20
9/30/99                         (1.38)4         6,762       2.16             1.76               2.40               4.81
9/30/98                          9.20 4         2,035       1.90             1.73               2.24               4.75
2/28/97 1 through 9/30/97        4.82 4           128       1.93 2           1.74 2             2.22 2             5.22 2

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------

INVESTOR A CLASS
10/1/00 through 3/31/01 7        7.89%3    $    9,151       1.45%2           1.07%2             1.74%2             5.69%2
9/30/00                          7.27 3         5,716       2.43             1.06               2.77               5.71
9/30/99                         (1.40)3         6,713       1.96             1.07               2.32               5.30
9/30/98                         11.13 3         6,045       1.46             1.05               2.04               5.45
9/30/97                         10.48 3         4,876       1.41             1.02               2.13               7.63
9/30/96                          4.43 3         3,651       2.96             0.91               3.72               6.54

INVESTOR B CLASS
10/1/00 through 3/31/01 7        7.50%4    $   26,665       2.23%2           1.82%2             2.53%2             5.07%2
9/30/00                          6.48 4        24,608       3.25             1.82               3.60               5.05
9/30/99                         (2.14)4        34,753       2.72             1.81               3.08               4.55
9/30/98                         10.31 4        25,165       2.01             1.80               2.59               4.82
9/30/97                          9.66 4        14,796       2.14             1.77               2.86               6.89
9/30/96                          3.68 4        11,119       3.69             1.64               4.45               5.76

INVESTOR C CLASS
10/1/00 through 3/31/01 7        7.50%4    $    1,817       2.21%2           1.82%2             2.51%2             5.01%2
9/30/00                          6.38 4         1,279       3.29             1.82               3.64               5.10
9/30/99                         (2.14)4         2,435       2.70             1.81               3.06               4.52
9/30/98                         10.31 4         1,551       2.14             1.80               2.72               4.64
2/28/97 1 through 9/30/97        5.64 4           849       3.24 2           1.70 2             3.96 2             5.57 2

--------------
GNMA PORTFOLIO
--------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7        6.74%     $   97,350       1.40%2           0.60%2             1.73%2             9.29%2
9/30/00                          7.58          95,108       1.49             0.60               1.84               6.52
9/30/99                          1.14         110,611       0.86             0.60               1.21               6.15
5/18/98 1 through 9/30/98        1.36              --       0.63 2           0.60 2             1.00 2             6.09 2

SERVICE CLASS
10/1/00 through 3/31/01 7        6.59%     $      168       1.70%2           0.90%2             2.04%2             9.15%2
9/30/00                          7.47             197       1.78             0.90               2.15               6.17
9/30/99                          0.84              97       1.31             0.88               1.64               6.12
5/18/98 1 through 9/30/98        3.18              --       0.74 2           0.57 2             1.11 2             8.78 2

INVESTOR A CLASS
10/1/00 through 3/31/01 7        6.92%3    $    3,825       1.88%2           1.08%2             2.21%2             9.10%2
9/30/00                          7.18 3         1,882       1.98             1.08               2.33               6.06
9/30/99                          0.67 3         1,106       1.37             1.08               1.69               5.76
5/18/98 1 through 9/30/98        3.12 3           535       1.10 2           1.06 2             1.47 2             5.65 2

                                Ratio of net
                              investment income
                                 to average
                                 net assets        Portfolio
                                 (excluding        turnover
                                  waivers)           rate
-------------------------------------------------------------



SERVICE CLASS
10/1/00 through 3/31/01 7            6.15%2           218%
9/30/00                              5.95             248
9/30/99                              5.37             328
9/30/98                              5.38             405
9/30/97                              5.81             441
4/1/96 through 9/30/96               5.81 2           308
1/12/96 1 through 3/31/96            5.12 2           723

INVESTOR A CLASS
10/1/00 through 3/31/01 7            5.92%2           218%
9/30/00                              5.74             248
9/30/99                              5.23             328
9/30/98                              5.15             405
9/30/97                              5.67             441
4/1/96 through 9/30/96               5.75 2           308
1/31/96 1 through 3/31/96            5.10 2           723

INVESTOR B CLASS
10/1/00 through 3/31/01 7            5.22%2           218%
9/30/00                              5.02             248
9/30/99                              4.47             328
9/30/98                              4.44             405
9/30/97                              4.90             441
4/1/96 through 9/30/96               5.11 2           308
3/18/96 1 through 3/31/96            4.37 2           723

INVESTOR C CLASS
10/1/00 through 3/31/01 7            5.07%2           218%
9/30/00                              4.96             248
9/30/99                              4.56             328
9/30/98                              4.41             405
2/28/97 1 through 9/30/97            4.93 2           441

---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------

INVESTOR A CLASS
10/1/00 through 3/31/01 7            5.39%2           235%
9/30/00                              5.37             168
9/30/99                              4.94             195
9/30/98                              4.87             477
9/30/97                              6.91             393
9/30/96                              5.78             434

INVESTOR B CLASS
10/1/00 through 3/31/01 7            4.76%2           235%
9/30/00                              4.71             168
9/30/99                              4.19             195
9/30/98                              4.24             477
9/30/97                              6.17             393
9/30/96                              5.00             434

INVESTOR C CLASS
10/1/00 through 3/31/01 7            4.71%2           235%
9/30/00                              4.76             168
9/30/99                              4.16             195
9/30/98                              4.06             477
2/28/97 1 through 9/30/97            4.85 2           393

--------------
GNMA PORTFOLIO
--------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7            8.95%2           123%
9/30/00                              6.16             184
9/30/99                              5.81             124
5/18/98 1 through 9/30/98            5.72 2            56

SERVICE CLASS
10/1/00 through 3/31/01 7            8.81%2           123%
9/30/00                              5.81             184
9/30/99                              5.79             124
5/18/98 1 through 9/30/98            8.41 2            56

INVESTOR A CLASS
10/1/00 through 3/31/01 7            8.77%2           123%
9/30/00                              5.70             184
9/30/99                              5.44             124
5/18/98 1 through 9/30/98            5.28 2            56

See accompanying notes to financial statements.

64-65

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout each Period


                                   Net                     Net gain                     Distributions                 Net
                                  asset                    (loss) on     Distributions    in excess   Distributions  asset
                                  value        Net        investments      from net        of net       from net     value
                                beginning  investment   (both realized    investment     investment     realized    end of
                                of period    income     and unrealized)     income         income         gains     period
---------------------------------------------------------------------------------------------------------------------------------



INVESTOR B CLASS
10/1/00 through 3/31/01 7         $ 9.71       $0.29         $ 0.30         $(0.27)        $   --         $   --    $10.03
9/30/00                             9.61        0.49           0.15          (0.50)         (0.02)         (0.02)     9.71
9/30/99                            10.11        0.48          (0.49)         (0.47)            --          (0.02)     9.61
5/18/98 1 through 9/30/98          10.00        0.17           0.11          (0.17)            --             --     10.11

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $ 9.68       $0.28         $ 0.33         $(0.27)        $   --         $   --    $10.02
9/30/00                             9.61        0.50           0.11          (0.50)         (0.02)         (0.02)     9.68
9/30/99                            10.11        0.48          (0.49)         (0.47)            --          (0.02)     9.61
5/18/98 1 through 9/30/98          10.00        0.23           0.05          (0.17)            --             --     10.11

------------------------
MANAGED INCOME PORTFOLIO
------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         $ 9.92       $0.31         $ 0.43         $(0.31)        $   --         $   --    $10.35
9/30/00                             9.92        0.62           0.02          (0.62)            --          (0.02)     9.92
9/30/99                            10.64        0.62          (0.57)         (0.62)            --          (0.15)     9.92
9/30/98                            10.41        0.67           0.26          (0.65)            --          (0.05)    10.64
9/30/97                            10.09        0.68           0.32          (0.68)            --             --     10.41
9/30/96                            10.38        0.64          (0.21)         (0.62)            --          (0.10)    10.09

SERVICE CLASS
10/1/00 through 3/31/01 7         $ 9.92       $0.30         $ 0.43         $(0.30)        $   --         $   --    $10.35
9/30/00                             9.92        0.60           0.01          (0.59)            --          (0.02)     9.92
9/30/99                            10.64        0.59          (0.57)         (0.59)            --          (0.15)     9.92
9/30/98                            10.41        0.60           0.30          (0.62)            --          (0.05)    10.64
9/30/97                            10.09        0.66           0.31          (0.65)            --             --     10.41
9/30/96                            10.38        0.61          (0.20)         (0.60)            --          (0.10)    10.09

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $ 9.92       $0.29         $ 0.44         $(0.29)        $   --         $   --    $10.36
9/30/00                             9.92        0.59           0.01          (0.58)            --          (0.02)     9.92
9/30/99                            10.64        0.58          (0.57)         (0.58)            --          (0.15)     9.92
9/30/98                            10.41        0.59           0.29          (0.60)            --          (0.05)    10.64
9/30/97                            10.09        0.65           0.31          (0.64)            --             --     10.41
9/30/96                            10.38        0.59          (0.20)         (0.58)            --          (0.10)    10.09

INVESTOR B CLASS
10/1/00 through 3/31/01 7         $ 9.92       $0.25         $ 0.43         $(0.25)        $   --         $   --    $10.35
9/30/00                             9.92        0.51           0.02          (0.51)            --          (0.02)     9.92
9/30/99                            10.64        0.50          (0.57)         (0.50)            --          (0.15)     9.92
9/30/98                            10.41        0.52           0.29          (0.53)            --          (0.05)    10.64
7/15/97 1 through 9/30/97          10.39        0.09           0.02          (0.09)            --             --     10.41

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $ 9.91       $0.25         $ 0.42         $(0.25)        $   --         $   --    $10.33
11/22/99 6 through 9/30/00          9.92        0.44          (0.02)         (0.43)            --             --      9.91
5/19/99 1 through 9/30/99          10.14        0.08          (0.22)         (0.08)            --             --      9.92

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         $10.69       $0.28         $ 0.55         $(1.10)        $   --         $   --    $10.42
9/30/00                            10.81        0.49           0.23          (0.52)            --          (0.32)    10.69
9/30/99                            11.24        0.30          (0.09)         (0.64)            --             --     10.81
9/30/98                            10.95        0.45           0.83          (0.57)            --          (0.42)    11.24
9/30/97                            11.71        0.78           0.42          (1.47)            --          (0.49)    10.95
6/10/96 1 through 9/30/96          11.37        0.21           0.30          (0.17)            --             --     11.71

SERVICE CLASS
10/1/00 through 3/31/01 7         $10.69       $0.25         $ 0.56         $(1.08)        $   --         $   --    $10.42
9/30/00                            10.81        0.46           0.23          (0.49)            --          (0.32)    10.69
9/30/99                            11.24        0.24          (0.06)         (0.61)            --             --     10.81
9/30/98                            10.95        0.18           1.06          (0.53)            --          (0.42)    11.24
9/30/97                            11.71        1.36          (0.19)         (1.44)            --          (0.49)    10.95
2/1/96 through 9/30/96             11.39        0.89          (0.29)         (0.28)            --             --     11.71
3/1/95 through 1/31/96             10.52        0.62           1.13          (0.88)            --             --     11.39

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $10.69       $0.23         $ 0.58         $(1.08)        $   --         $   --    $10.42
9/30/00                            10.81        0.46           0.21          (0.47)            --          (0.32)    10.69
9/30/99                            11.24        0.23          (0.07)         (0.59)            --             --     10.81
9/30/98                            10.95        0.47           0.76          (0.52)            --          (0.42)    11.24
9/30/97                            11.71        1.10           0.05          (1.42)            --          (0.49)    10.95
4/22/96 1 through 9/30/96          11.37        0.26           0.32          (0.24)            --             --     11.71

                                                                     Ratio of
                                          Net                       expenses to     Ratio of expenses
                                        assets       Ratio of       average net        to average        Ratio of net
                                        end of      expenses to       assets           net assets      investment income
                              Total     period      average net     (excluding         (excluding       to average net
                             return      (000)        assets     interest expense)      waivers)            assets
--------------------------------------------------------------------------------------------------------------------------



INVESTOR B CLASS
10/1/00 through 3/31/01 7      6.11%4 $    1,166        2.60%2          1.82%2             2.92%2              8.51%2
9/30/00                        6.39 4        335        2.71            1.81               3.06                5.24
9/30/99                       (0.09)4        229        2.08            1.81               2.43                4.94
5/18/98 1 through 9/30/98      2.85 4        166        1.73 2          1.70 2             2.10 2              4.50 2

INVESTOR C CLASS
10/1/00 through 3/31/01 7      6.11%4 $      269        2.53%2          1.79%2             2.84%2              8.63%2
9/30/00                        6.39 4         29        2.69            1.81               3.04                5.33
9/30/99                       (0.09)4         24        2.16            1.71               2.50                5.15
5/18/98 1 through 9/30/98      2.85 4         --        0.57 2          0.57 2             0.94 2              5.26 2

------------------------
MANAGED INCOME PORTFOLIO
------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7      7.57%  $1,095,167        1.46%2          0.65%2             1.59%2              6.61%2
9/30/00                        6.84    1,158,375        1.30            0.65               1.41                6.44
9/30/99                        0.57    1,252,991        1.45            0.65               1.57                6.11
9/30/98                        9.25    1,335,054        1.30            0.63               1.48                6.04
9/30/97                       10.25      537,260        0.92            0.58               1.17                6.65
9/30/96                        4.33      564,744        0.58            0.58               0.81                6.17

SERVICE CLASS
10/1/00 through 3/31/01 7      7.41%  $  288,051        1.76%2          0.95%2             1.89%2              6.31%2
9/30/00                        6.52      284,075        1.59            0.95               1.70                6.15
9/30/99                        0.26      270,943        1.76            0.95               1.88                5.81
9/30/98                        8.93      257,641        1.69            0.93               1.87                5.76
9/30/97                        9.93      266,750        1.27            0.88               1.52                6.37
9/30/96                        4.05      165,073        0.88            0.88               1.11                5.87

INVESTOR A CLASS
10/1/00 through 3/31/01 7      7.42%3 $   19,663        1.92%2          1.13%2             2.06%2              6.10%2
9/30/00                        6.35 3     16,936        1.77            1.12               1.89                6.03
9/30/99                        0.09 3     15,092        1.93            1.12               2.04                5.62
9/30/98                        8.74 3     14,897        1.90            1.10               2.08                5.64
9/30/97                        9.74 3     15,230        1.41            1.05               1.66                6.18
9/30/96                        3.83 3     11,193        1.05            1.05               1.29                5.67

INVESTOR B CLASS
10/1/00 through 3/31/01 7      6.93%4 $    6,426        2.66%2          1.87%2             2.80%2              5.34%2
9/30/00                        5.56 4      4,831        2.53            1.87               2.64                5.23
9/30/99                       (0.66)4      5,818        2.68            1.87               2.80                4.88
9/30/98                        7.94 4      4,639        2.43            1.82               2.61                4.71
7/15/97 1 through 9/30/97      1.35 4        468        2.14 2          1.31 2             2.39 2              3.85 2

INVESTOR C CLASS
10/1/00 through 3/31/01 7      6.83%4 $      328        2.54%2          1.87%2             2.67%2              5.00%2
11/22/99 6 through 9/30/00     4.91 4         31        2.36 2          1.78 2             2.47 2              5.25 2
5/19/99 1 through 9/30/99       --           -- 5       2.53 2          1.79 2             2.64 2              4.93 2

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7      8.11%  $   66,330        2.43%2          0.85%2             2.43%2              5.96%2
9/30/00                        7.04       69,172        1.38            0.92               1.38                4.69
9/30/99                        1.91       59,265        1.03            1.03               1.03                3.79
9/30/98                       12.51       43,672        1.01            1.01               1.16                4.08
9/30/97                       11.59       43,310        0.98            0.98               1.08                5.28
6/10/96 1 through 9/30/96      4.48       30,882        0.92 2          0.92 2             1.32 2              6.28 2

SERVICE CLASS
10/1/00 through 3/31/01 7      7.96%  $    4,335        2.74%2          1.15%2             2.74%2              5.67%2
9/30/00                        6.72        4,092        1.66            1.22               1.66                4.36
9/30/99                        1.60        3,730        1.33            1.33               1.33                3.50
9/30/98                       12.17        2,359        1.31            1.31               1.46                3.79
9/30/97                       11.23        6,708        1.30            1.29               1.40                5.01
2/1/96 through 9/30/96         5.39        7,836        1.09 2          1.09 2             1.20 2              3.82 2
3/1/95 through 1/31/96        16.79       37,627        1.23 2          1.23 2             1.23 2              5.62 2

INVESTOR A CLASS
10/1/00 through 3/31/01 7      7.87%3 $   11,299        2.86%2          1.31%2             2.86%2              5.37%2
9/30/00                        6.54 3      5,435        1.89            1.38               1.89                4.20
9/30/99                        1.43 3      2,638        1.49            1.49               1.49                3.30
9/30/98                       11.98 3      1,705        1.48            1.48               1.63                3.59
9/30/97                       11.02 3      1,015        1.42            1.42               1.52                4.49
4/22/96 1 through 9/30/96      5.13 3        176        1.45 2          1.45 2             1.86 2              5.29 2

                               Ratio of net
                             investment income
                                to average
                                net assets        Portfolio
                                (excluding        turnover
                                 waivers)           rate
-------------------------------------------------------------



INVESTOR B CLASS
10/1/00 through 3/31/01 7           8.19%2           123%
9/30/00                             4.89             184
9/30/99                             4.59             124
5/18/98 1 through 9/30/98           4.13 2            56

INVESTOR C CLASS
10/1/00 through 3/31/01 7           8.31%2           123%
9/30/00                             4.98             184
9/30/99                             4.81             124
5/18/98 1 through 9/30/98           4.90 2            56

------------------------
MANAGED INCOME PORTFOLIO
------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7           6.48%2           128%
9/30/00                             6.33             205
9/30/99                             5.99             239
9/30/98                             5.86             376
9/30/97                             6.40             428
9/30/96                             5.95             638

SERVICE CLASS
10/1/00 through 3/31/01 7           6.18%2           128%
9/30/00                             6.04             205
9/30/99                             5.69             239
9/30/98                             5.58             376
9/30/97                             6.12             428
9/30/96                             5.65             638

INVESTOR A CLASS
10/1/00 through 3/31/01 7           5.97%2           128%
9/30/00                             5.92             205
9/30/99                             5.50             239
9/30/98                             5.46             376
9/30/97                             5.93             428
9/30/96                             5.44             638

INVESTOR B CLASS
10/1/00 through 3/31/01 7           5.21%2           128%
9/30/00                             5.12             205
9/30/99                             4.77             239
9/30/98                             4.53             376
7/15/97 1 through 9/30/97           3.60 2           428

INVESTOR C CLASS
10/1/00 through 3/31/01 7           4.87%2           128%
11/22/99 6 through 9/30/00          5.14 2           205
5/19/99 1 through 9/30/99           4.82 2           239

----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7           5.96%2            43%
9/30/00                             4.69             266
9/30/99                             3.79             317
9/30/98                             3.93             225
9/30/97                             5.18             272
6/10/96 1 through 9/30/96           5.88 2           108

SERVICE CLASS
10/1/00 through 3/31/01 7           5.67%2            43%
9/30/00                             4.36             266
9/30/99                             3.50             317
9/30/98                             3.64             225
9/30/97                             4.91             272
2/1/96 through 9/30/96              3.72 2           108
3/1/95 through 1/31/96              5.62 2           159

INVESTOR A CLASS
10/1/00 through 3/31/01 7           5.37%2            43%
9/30/00                             4.20             266
9/30/99                             3.30             317
9/30/98                             3.44             225
9/30/97                             4.39             272
4/22/96 1 through 9/30/96           4.88 2           108

See accompanying notes to financial statements.

66-67

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout each Period


                                      Net                          Net gain                                          Net
                                     asset                         (loss) on      Distributions    Distributions    asset
                                     value           Net          investments       from net         from net       value
                                   beginning     investment     (both realized     investment        realized      end of
                                   of period       income       and unrealized)      income            gains       period
------------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
10/1/00 through 3/31/01 7         $10.69           $0.19           $ 0.58             $(1.04)          $   --       $10.42
9/30/00                            10.81            0.36             0.23              (0.39)           (0.32)       10.69
9/30/99                            11.24            0.13            (0.05)             (0.51)              --        10.81
9/30/98                            10.95            0.40             0.74              (0.43)           (0.42)       11.24
9/30/97                            11.71            1.06               --              (1.33)           (0.49)       10.95
4/19/96 1 through 9/30/96          11.36            0.22             0.33              (0.20)              --        11.71

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $10.69           $0.19           $ 0.60             $(1.04)          $   --       $10.44
9/30/00                            10.81            0.35             0.24              (0.39)           (0.32)       10.69
9/30/99                            11.24            0.13            (0.05)             (0.51)              --        10.81
9/30/98                            10.95            0.54             0.60              (0.43)           (0.42)       11.24
9/30/97                            11.71            1.15            (0.09)             (1.33)           (0.49)       10.95
9/11/96 1 through 9/30/96          11.58            0.02             0.12              (0.01)              --        11.71

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7         $ 8.92           $0.46           $(0.60)            $(0.57)          $   --       $ 8.21
9/30/00                             9.73            1.14            (0.82)             (1.13)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.90            (0.32)             (0.85)              --         9.73

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         $ 8.92           $0.52           $(0.66)            $(0.57)          $   --       $ 8.21
9/30/00                             9.73            1.12            (0.82)             (1.11)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.90            (0.31)             (0.86)              --         9.73

SERVICE CLASS
10/1/00 through 3/31/01 7         $ 8.92           $0.52           $(0.67)            $(0.56)          $   --       $ 8.21
9/30/00                             9.73            1.08            (0.81)             (1.08)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.85            (0.31)             (0.81)              --         9.73

INVESTOR A CLASS
10/1/00 through 3/31/01 7         $ 8.92           $0.50           $(0.66)            $(0.55)          $   --       $ 8.21
9/30/00                             9.73            1.07            (0.81)             (1.07)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.86            (0.31)             (0.82)              --         9.73

INVESTOR B CLASS
10/1/00 through 3/31/01 7         $ 8.91           $0.47           $(0.66)            $(0.52)          $   --       $ 8.20
9/30/00                             9.73            0.99            (0.81)             (1.00)              --         8.91
11/19/98 1 through 9/30/99         10.00            0.79            (0.31)             (0.75)              --         9.73

INVESTOR C CLASS
10/1/00 through 3/31/01 7         $ 8.92           $0.47           $(0.66)            $(0.52)          $   --       $ 8.21
9/30/00                             9.73            0.99            (0.80)             (1.00)              --         8.92
11/19/98 1 through 9/30/99         10.00            0.78            (0.31)             (0.74)              --         9.73

                                                                          Ratio of
                                              Net                       expenses to     Ratio of expenses
                                            assets       Ratio of       average net        to average        Ratio of net
                                            end of      expenses to       assets           net assets      investment income
                              Total         period      average net     (excluding         (excluding       to average net
                             return          (000)        assets     interest expense)      waivers)            assets
------------------------------------------------------------------------------------------------------------------------------

INVESTOR B CLASS
10/1/00 through 3/31/01 7      7.47%4    $    4,180        3.63%2          2.06%2             3.63%2              4.69%2
9/30/00                        5.74 4         3,283        2.59            2.13               2.59                3.45
9/30/99                        0.67 4         2,447        2.24            2.24               2.24                2.56
9/30/98                       11.15 4         1,512        2.22            2.22               2.37                2.83
9/30/97                       10.11 4           979        2.12            2.12               2.22                3.65
4/19/96 1 through 9/30/96      4.90 4           136        2.09 2          2.09 2             2.49 2              4.61 2

INVESTOR C CLASS
10/1/00 through 3/31/01 7      7.66%4    $    3,034        3.63%2          2.06%2             3.63%2              4.68%2
9/30/00                        5.74 4         2,228        2.56            2.15               2.56                3.43
9/30/99                        0.67 4         2,269        2.24            2.24               2.24                2.55
9/30/98                       11.15 4         1,249        2.22            2.22               2.37                2.83
9/30/97                       10.13 4           474        2.11            2.11               2.21                3.57
9/11/96 1 through 9/30/96      1.24 4            19        1.53 2          1.53 2             1.93 2              2.79 2

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7     (1.37)%    $       --        0.92%2          0.55%2             1.08%2             12.43%2
9/30/00                        3.26              --        1.21            0.55               0.90               11.38
11/19/98 1 through 9/30/99     5.87              --        0.33 2          0.28 2             0.41 2             10.45 2

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7     (1.45)%    $   73,778        1.08%2          0.70%2             1.24%2             12.59%2
9/30/00                        3.11          72,839        1.24            0.70               1.41               11.95
11/19/98 1 through 9/30/99     5.93          63,860        1.02 2          0.71 2             1.67 2             10.49 2

SERVICE CLASS
10/1/00 through 3/31/01 7     (1.60)%    $       49        1.38%2          1.00%2             1.54%2             12.30%2
9/30/00                        2.80              43        1.60            1.00               1.63               12.13
11/19/98 1 through 9/30/99     5.47              --        2.21 2          1.59 2             3.33 2              9.93 2

INVESTOR A CLASS
10/1/00 through 3/31/01 7     (1.68)%3   $    7,838        1.52%2          1.17%2             1.68%2             11.93%2
9/30/00                        2.63 3         5,094        1.70            1.17               1.88               11.41
11/19/98 1 through 9/30/99     5.50 3         4,412        1.54 2          1.15 2             2.21 2             10.17 2

INVESTOR B CLASS
10/1/00 through 3/31/01 7     (2.06)%4   $   48,517        2.29%2          1.92%2             2.45%2             11.32%2
9/30/00                        1.74 4        39,897        2.47            1.92               2.57               10.84
11/19/98 1 through 9/30/99     4.78 4        12,407        2.27 2          1.88 2             2.94 2              9.41 2

INVESTOR C CLASS
10/1/00 through 3/31/01 7     (2.06)%    $    9,502        2.26%2          1.92%2             2.42%2             11.18%2
9/30/00                        1.86 4         3,758        2.45            1.92               2.63               10.63
11/19/98 1 through 9/30/99     4.69 4         2,647        2.25 2          1.88 2             2.92 2              9.36 2

                                Ratio of net
                             investment income
                                to average
                                net assets        Portfolio
                                (excluding        turnover
                                 waivers)           rate
--------------------------------------------------------------

INVESTOR B CLASS
10/1/00 through 3/31/01 7          4.69%2            43%
9/30/00                            3.45             266
9/30/99                            2.56             317
9/30/98                            2.68             225
9/30/97                            3.55             272
4/19/96 1 through 9/30/96          4.21 2           108

INVESTOR C CLASS
10/1/00 through 3/31/01 7          4.68%2            43%
9/30/00                            3.43             266
9/30/99                            2.55             317
9/30/98                            2.68             225
9/30/97                            3.47             272
9/11/96 1 through 9/30/96          2.38 2           108

-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------

BLACKROCK CLASS
10/1/00 through 3/31/01 7         12.27%2           198%
9/30/00                           11.11             235
11/19/98 1 through 9/30/99        10.38 2           185

INSTITUTIONAL CLASS
10/1/00 through 3/31/01 7         12.43%2           198%
9/30/00                           11.78             235
11/19/98 1 through 9/30/99         9.85 2           185

SERVICE CLASS
10/1/00 through 3/31/01 7         12.14%2           198%
9/30/00                           12.10             235
11/19/98 1 through 9/30/99         8.81 2           185

INVESTOR A CLASS
10/1/00 through 3/31/01 7         11.77%2           198%
9/30/00                           11.23             235
11/19/98 1 through 9/30/99         9.49 2           185

INVESTOR B CLASS
10/1/00 through 3/31/01 7         11.15%2           198%
9/30/00                           10.74             235
11/19/98 1 through 9/30/99         8.73 2           185

INVESTOR C CLASS
10/1/00 through 3/31/01 7         11.02%2           198%
9/30/00                           10.45             235
11/19/98 1 through 9/30/99         8.69 2           185

 1 Commencement of operations of share class.
 2 Annualized.
 3 Sales load not reflected in total return.
 4 Contingent deferred sales load not reflected in total return.
 5 There were no Investor C shares outstanding as of September 30, 1999. 6 Reissuance of shares.
 7 Unaudited.

See accompanying notes to financial statements.

68-69

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly-offered portfolios, nine of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


          Portfolio                                                       Share Classes
--------------------------------------------------------------------------------------------------------------------------
                                BlackRock      Institutional          Service           Investor A        Investor B
--------------------------------------------------------------------------------------------------------------------------
                          Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual
                             Fees     Fees(4)   Fees     Fees(4)  Fees(1)   Fees(4)  Fees(2)   Fees(4)  Fees(3)   Fees(4)
--------------------------------------------------------------------------------------------------------------------------
  Low Duration Bond            None     None     None    None     0.30%     0.30%    0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------
  Intermediate Government Bond  N/A      N/A     None    None     0.30%     0.30%    0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond            None     None     None    None     0.30%     0.30%    0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------
  Core Bond Total Return       None     None     None    None     0.30%     0.30%    0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------
  Government Income             N/A      N/A      N/A     N/A      N/A       N/A     0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------
  GNMA                          N/A      N/A     None    None     0.30%     0.30%    0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------
  Managed Income                N/A      N/A     None    None     0.30%     0.30%    0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------
  International Bond            N/A      N/A     None    None     0.30%     0.30%    0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------
  High Yield Bond              None     None     None    None     0.30%     0.30%    0.50%      0.40%    1.15%      1.15%
--------------------------------------------------------------------------------------------------------------------------

Portfolio                          Share Classes
---------------------------------------------------
                                   Investor C
---------------------------------------------------
                               Contractual Actual
                                 Fees(3)  Fees(4)
---------------------------------------------------
  Low Duration Bond               1.15%      1.15%
---------------------------------------------------
  Intermediate Government Bond    1.15%      1.15%
---------------------------------------------------
  Intermediate Bond               1.15%      1.15%
---------------------------------------------------
  Core Bond Total Return          1.15%      1.15%
---------------------------------------------------
  Government Income               1.15%      1.15%
---------------------------------------------------
  GNMA                            1.15%      1.15%
---------------------------------------------------
  Managed Income                  1.15%      1.15%
---------------------------------------------------
  International Bond              1.15%      1.15%
---------------------------------------------------
  High Yield Bond                 1.15%      1.15%
---------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2001.

     In addition, BlackRock shares bear a Transfer Agent fee at an annual rate not to exceed .01%, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of March 31, 2001, there were no securities valued in accordance with such fair value procedures.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II)Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2001, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                     Unrealized
                                                                                     Value at        Foreign
Settlement    Currency                   Currency                 Contract          March 31,        Exchange
   Date        Amount                      Sold                    Amount             2001             Gain
---------    ----------        -----------------------------    ------------       ------------     -----------
Low Duration Bond
04/20/01     36,276,060        Danish Krone .................   $ 4,412,609        $ 4,272,435      $  140,174
                                                                ===========        ===========      ==========

International Bond Portfolio
04/06/01    274,955,466        Japanese Yen .................   $ 2,329,049        $ 2,194,997      $  134,052
04/19/01      4,900,000        Great British Pound ..........     7,109,655          6,964,903         144,752
04/19/01    134,000,000        Swedish Krone ................    13,886,298         12,991,647         894,651
04/20/01     62,600,000        Danish Krone .................     7,614,645          7,408,784         205,861
05/09/01     14,099,000        New Zealand Dollar ...........     6,063,698          5,696,081         367,617
05/15/01     11,854,000        European Currency Unit .......    10,964,599         10,482,541         482,058
                                                                -----------        -----------      ----------
                                                                $47,967,944        $45,738,953      $2,228,991
                                                                ===========        ===========      ==========

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                                                     Unrealized
                                                                                     Value at        Foreign
Settlement    Currency                   Currency                 Contract          March 31,        Exchange
   Date        Amount                     Bought                   Amount             2001             Loss
---------    ----------        -----------------------------    ------------       ------------     -----------
International Bond Portfolio
04/30/01         345,636       European Currency Unit .......     $315,030           $305,624         $ (9,406)
                                                                  ========           ========         ========

     SWAP AGREEMENTS -- The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

     At  March  31,  2001,  the  following   Portfolios   had  swap   agreements
outstanding:

                                                                 INTEREST          INTEREST      NOTIONAL AMOUNT     UNREALIZED
  PORTFOLIO         COUNTER-PARTY      TERMINATION DATE      RECEIVABLE RATE    PAYABLE RATE    (U.S. DOLLARS)     DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------

  Intermediate
  Government
  Bond              Goldman Sachs          10/03/2010             6.40%+             6.89%        $ 5,000,000      $ (388,972)
----------------------------------------------------------------------------------------------------------------------------------


  Intermediate
  Bond              Goldman Sachs          10/03/2010             6.40%+             6.89%         10,000,000        (777,975)
----------------------------------------------------------------------------------------------------------------------------------


  Core Bond
  Total Return      Goldman Sachs          10/03/2010             6.40%+             6.89%         19,000,000      (1,478,153)
----------------------------------------------------------------------------------------------------------------------------------


  Managed
  Income            Goldman Sachs          10/03/2010             6.40%+             6.89%         19,000,000      (1,478,153)
----------------------------------------------------------------------------------------------------------------------------------

+Rate shown is the floating rate as of March 31, 2001.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.


     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide") was issued, and is effective for fiscal years beginning after December 15, 2000. The Guide will require the Fund to classify gains and losses on mortgage and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Portfolios may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolios enter into a reverse repurchase agreement, it identifies for segregation certain liquid

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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                             Low Duration    Intermediate      Intermediate      Core Bond
                                                 Bond       Government Bond        Bond        Total Return
                                               Portfolio       Portfolio         Portfolio       Portfolio
                                             ------------   ---------------    ------------    ------------
Average daily balance of reverse repurchase
   agreements outstanding during the period
   ended March 31, 2001 ...................  $62,502,780      $84,162,281      $ 93,869,747      $50,446,911
Weighted Average Interest Rate ............         6.23%            5.73%             5.71%            5.07%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the period ended March 31, 2001 1  $81,245,179      $89,803,033      $127,251,701      $92,215,920
Percentage of total assets ................        24.72%           19.96%            14.35%            5.50%
Amount of reverse repurchase agreements
   outstanding at March 31, 2001 ..........  $18,477,342      $41,680,312      $         --      $        --
Percentage of total assets ................         4.75%            9.48%               --               --

                                                                Managed       International      High Yield
                                                 GNMA           Income            Bond              Bond
                                               Portfolio       Portfolio        Portfolio         Portfolio
                                               ---------       ---------      -------------      ----------
Average daily balance of reverse repurchase
   agreements outstanding during the period
   ended March 31, 2001 ...................  $12,636,842      $199,776,224     $25,688,466       $ 8,370,877
Weighted Average Interest Rate ............         6.22%             5.80%           5.40%             5.60%
Maximum Amount of reverse repurchase
   agreements outstanding at any month-end
   during the period ended March 31, 2001 1  $18,775,743      $242,653,031     $28,828,644       $11,930,572
Percentage of total assets ................        14.75%            14.06%          23.73%             7.46%
Amount of reverse repurchase agreements
   outstanding at March 31, 2001 ..........  $ 9,344,292      $103,391,506     $27,559,484       $11,928,692
Percentage of total assets ................         6.52%             6.50%          23.45%             7.08%

----------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on October 31, 2000, October 31, 2000, December 31, 2000, January 31, 2001, January 31, 2001, February 28, 2001, November 30, 2000 and March 31, 2001, respectively.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios sell or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option, may have no control over whether the underlying securities may be sold
(call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written Option transactions entered into during the six months ended March 31, 2001 are summarized as follows:

                                              Core Bond Total Return       Managed Income
                                              -----------------------   -------------------
                                              Number of                 Number of
                                              Contracts      Premium    Contracts  Premium
                                              -----------------------   -------------------
               Balance at 9/30/00 ..........       --            $ --       --     $     --
               Written .....................    4,200         367,500    4,000      350,000
               Sold ........................     (500)        (43,750)      --           --
                                                -----        --------    -----     --------
               Balance at 3/31/01 ..........    3,700        $323,750    4,000     $350,000
                                                =====        ========    =====     ========

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Portfolios may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior days market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers, the value of collateral held by the Fund and income earned on securities lending with respect to such loans (including rights to draw on letters of credit) at March 31, 2001, is as follows:

                                                                                  Value of            Income
                                                             Market Value of     Collateral          Earned on
               Portfolio                                   Securities On Loan     Received      Securities Loaned*
               ---------                                   ------------------     --------      ------------------
               Low Duration Bond Portfolio ................    $ 11,821,430    $ 12,319,513         $ 5,243
               Intermediate Government Bond Portfolio .....      14,428,161      15,058,550          14,852
               Intermediate Bond Portfolio ................      16,020,528      17,842,038          11,062
               Core Bond Total Return Portfolio ...........      11,226,962      11,660,500          53,849
               Managed Income Portfolio ...................      46,803,289      48,413,625          32,819
               International Bond Portfolio ...............         173,806         180,400              11
               High Yield Bond Portfolio ..................       8,078,550       8,540,600          26,616

     *Income is included in interest income on the Statement of Operations.

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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                                                          Each Portfolio
                                                                     Except the International         International Bond Portfolio
                                                                  Bond Portfolio & GNMA Portfolio           & GNMA Portfolio
                                                                  -------------------------------     ----------------------------
                                                                            Investment                         Investment
               Average Daily Net Assets                                    Advisory Fee                       Advisory Fee
               ------------------------------------               -------------------------------     ----------------------------
               first $1 billion ...................................           .500%                              .550%
               $1 billion -- $2 billion ...........................           .450                               .500
               $2 billion -- $3 billion ...........................           .425                               .475
               greater than $3 billion ............................           .400                               .450

     For the six months ended March 31, 2001, advisory fees and waivers for each Portfolio were as follows:

                                                        Gross                    Net Advisory
                                                    Advisory Fee     Waiver           Fee
                                                    ------------   ----------    -------------
     Low Duration Bond Portfolio ..................   $  741,723   $  418,456    $  323,267
     Intermediate Government Bond Portfolio .......      889,608      415,734       473,874
     Intermediate Bond Portfolio ..................    1,906,895      825,239     1,081,656
     Core Bond Total Return Portfolio .............    3,686,664    1,931,044     1,755,620
     Government Income Portfolio ..................       84,809       50,785        34,024
     GNMA Portfolio ...............................      274,410      165,645       108,765
     Managed Income Portfolio .....................    3,494,071      953,374     2,540,697
     International Bond Portfolio .................      244,361           --       244,361
     High Yield Bond Portfolio ....................      308,375       99,672       208,703

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     At March 31, 2001, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

     Low Duration Bond Portfolio ...................  .385%    $1,084,258
     Intermediate Government Bond Portfolio ........  .475%     1,839,737
     Intermediate Bond Portfolio ...................  .435%     2,948,017
     Core Bond Total Return Portfolio ..............  .380%     6,346,026
     Government Income Portfolio ...................  .550%       282,045
     GNMA Portfolio ................................  .485%       741,534
     Managed Income Portfolio ......................  .485%     3,884,694
     International Bond Portfolio ..................  .865%            --
     High Yield Bond Portfolio .....................  .525%       558,488

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC, Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes, except for the BlackRock Class, is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. The BlackRock Class is charged an administration fee of .035% of the first $500 million, .025% of the next $500 million and .015% of assets in excess of $1 billion based upon average daily net assets of its class. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the six months ended March 31, 2001, administration fees and waivers for each Portfolio were as follows:

                                                                Gross                           Net
                                                           Administration                 Administration
                                                                 Fee          Waiver            Fee
                                                           --------------   -----------   --------------
     Low Duration Bond Portfolio ........................     $  267,346      $13,426      $  253,920
     Intermediate Government Bond Portfolio .............        409,220           --         409,220
     Intermediate Bond Portfolio ........................        745,838       20,667         725,171
     Core Bond Total Return Portfolio ...................      1,434,496       45,056       1,389,440
     Government Income Portfolio ........................         39,012           --          39,012
     GNMA Portfolio .....................................        114,754           --         114,754
     Managed Income Portfolio ...........................      1,519,596           --       1,519,596
     International Bond Portfolio .......................        102,187           --         102,187
     High Yield Bond Portfolio ..........................        141,853           --         141,853

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(C)    PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 2001, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                   Purchases          Sales
                                                 ---------------  --------------
     Low Duration Bond Portfolio ............... $  118,095,252   $   85,273,359
     Intermediate Government Bond Portfolio ....     81,335,686       84,867,597
     Intermediate Bond Portfolio ...............    442,108,603      408,901,766
     Core Bond Total Return Portfolio ..........  1,034,494,815    1,034,239,196
     Government Income Portfolio ...............     73,953,304       63,212,430
     GNMA Portfolio ............................     90,235,579       54,951,637
     Managed Income Portfolio ..................    810,026,101      868,285,976
     International Bond Portfolio ..............     57,267,379       46,953,898
     High Yield Bond Portfolio .................    280,453,267      253,547,090

     For the six months ended March 31, 2001, purchases and sales of government securities were as follows:

                                                   Purchases          Sales
                                                 ---------------  --------------
     Low Duration Bond Portfolio ............... $  224,366,916   $  165,698,351
     Intermediate Government Bond Portfolio ....    239,607,377      246,954,115
     Intermediate Bond Portfolio ...............    710,971,270      645,862,473
     Core Bond Total Return Portfolio ..........  2,407,169,552    2,230,554,414
     Government Income Portfolio ...............     30,821,242       32,763,474
     GNMA Portfolio ............................     82,989,836       85,341,359
     Managed Income Portfolio ..................  1,285,613,769    1,359,088,701
     International Bond Portfolio ..............      4,195,100               --
     High Yield Bond Portfolio .................        830,500          793,048


(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                                 Low Duration Bond Portfolio
                                                             --------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          -----------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------      -------------
Shares sold:
     BlackRock Class .....................................   10,905,249       $108,122,724          11,296,341      $ 109,833,622
     Institutional Class .................................    1,285,607         12,827,112           2,827,539         27,551,164
     Service Class .......................................      709,355          7,062,306           1,154,085         11,241,155
     Investor A Class ....................................    5,313,173         52,918,545             670,509          6,535,316
     Investor B Class ....................................      567,376          5,647,455             622,191          6,064,036
     Investor C Class ....................................      245,882          2,445,077             190,946          1,857,649
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................      219,421          2,174,541             345,579          3,364,894
     Institutional Class .................................       16,992            168,461              65,383            637,415
     Service Class .......................................       32,114            318,392              35,159            342,667
     Investor A Class ....................................        7,299             72,538               8,599             83,763
     Investor B Class ....................................        8,961             88,891              11,058            107,707
     Investor C Class ....................................          626              6,219                 814              7,943
Shares redeemed:
     BlackRock Class .....................................   (1,570,819)       (15,520,799)        (10,870,493)      (105,788,472)
     Institutional Class .................................   (1,665,771)       (16,556,246)         (6,026,762)       (58,708,155)
     Service Class .......................................     (189,532)        (1,882,837)           (897,192)        (8,733,655)
     Investor A Class ....................................   (4,777,626)       (47,591,368)           (687,507)        (6,704,569)
     Investor B Class ....................................     (152,351)        (1,513,357)           (572,858)        (5,584,337)
     Investor C Class ....................................      (79,546)          (788,230)           (269,569)        (2,626,365)
                                                             ----------       ------------          ----------      -------------
Net increase (decrease) ..................................   10,876,410       $107,999,424          (2,096,178)     $ (20,518,222)
                                                             ==========       ============          ==========      =============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                                              Intermediate Government Bond Portfolio
                                                             --------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          -----------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------      -------------
Shares sold:
     Institutional Class .................................      941,069       $  9,526,081           3,909,787       $  38,214,512
     Service Class .......................................      663,381          6,700,084           1,342,324          13,162,765
     Investor A Class ....................................    6,002,358         60,978,110          21,105,345         206,352,053
     Investor B Class ....................................       66,766            680,728             190,353           1,866,295
     Investor C Class ....................................      802,139          8,133,428              91,605             902,886
Shares issued in reinvestment of dividends:
     Institutional Class .................................       18,082            182,144              74,183             729,528
     Service Class .......................................        8,159             82,295               3,729              36,794
     Investor A Class ....................................       15,729            158,802              27,659             270,688
     Investor B Class ....................................        1,505             15,164               1,676              16,381
     Investor C Class ....................................          490              4,960                 259               2,534
Shares redeemed:
     Institutional Class .................................   (3,702,465)       (37,272,658)        (10,443,450)       (102,055,162)
     Service Class .......................................     (224,058)        (2,266,979)         (1,487,458)        (14,521,148)
     Investor A Class ....................................   (5,786,563)       (58,785,781)        (20,930,487)       (204,611,773)
     Investor B Class ....................................      (12,182)          (123,765)           (132,732)         (1,299,501)
     Investor C Class ....................................     (682,524)        (6,901,464)            (78,830)           (775,432)
                                                             ----------       ------------         -----------       -------------
Net decrease .............................................   (1,888,114)      $(18,888,851)         (6,326,037)      $ (61,708,580)
                                                             ==========       ============         ===========       =============



                                                                                 Intermediate Bond Portfolio
                                                             --------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          -----------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------      -------------
Shares sold:
     BlackRock Class .....................................    8,668,858        $ 80,375,466         11,859,406       $ 107,041,799
     Institutional Class .................................    4,439,378          41,258,061         21,760,521         195,266,438
     Service Class .......................................      805,132           7,545,661          1,184,365          10,632,772
     Investor A Class ....................................      436,202           4,098,866            537,049           4,841,793
     Investor B Class ....................................       41,923             392,700             42,234             379,337
     Investor C Class ....................................       11,332             106,774             41,504             376,223
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................      296,794           2,755,513            315,214           2,829,408
     Institutional Class .................................       58,159             539,413             75,759             681,349
     Service Class .......................................       34,518             320,388             50,310             478,840
     Investor A Class ....................................       10,260              95,273             13,853             124,410
     Investor B Class ....................................        2,098              19,469              4,277              38,428
     Investor C Class ....................................          922               8,567                262               2,353
Shares redeemed:
     BlackRock Class .....................................     (147,268)         (1,366,209)          (122,606)         (1,095,720)
     Institutional Class .................................   (7,282,489)        (68,177,906)       (17,546,902)       (157,750,069)
     Service Class .......................................     (292,470)         (2,726,313)        (1,140,714)        (10,241,853)
     Investor A Class ....................................     (240,225)         (2,265,132)          (440,535)         (3,956,567)
     Investor B Class ....................................       (6,572)            (61,444)           (40,084)           (360,413)
     Investor C Class ....................................       (1,606)            (15,174)           (35,906)           (322,186)
                                                             ----------        ------------        -----------       -------------
Net increase .............................................    6,834,946        $ 62,903,973         16,558,007       $ 148,966,342
                                                             ==========        ============        ===========       =============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------


                                                                              Core Bond Total Return Portfolio
                                                             --------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          -----------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------      -------------
Shares sold:
     BlackRock Class .....................................   18,482,576       $ 176,843,049         21,087,787        $194,073,654
     Institutional Class .................................   11,552,991         111,090,093         54,311,518         495,924,240
     Service Class .......................................    3,288,673          31,481,122          3,243,295          29,959,049
     Investor A Class ....................................    2,022,777          19,463,654          1,315,214          12,219,392
     Investor B Class ....................................      810,415           7,861,683            419,132           3,860,889
     Investor C Class ....................................    1,210,055          11,663,159            340,083           3,108,152
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................      760,743           7,273,857          1,090,262          10,030,782
     Institutional Class .................................      229,599           2,191,456            511,164           4,711,914
     Service Class .......................................       27,736             265,721             37,042             341,741
     Investor A Class ....................................       18,633             178,252             36,158             332,562
     Investor B Class ....................................       17,071             163,085             43,498             400,065
     Investor C Class ....................................        3,041              29,132              5,986              55,024
Shares redeemed:
     BlackRock Class .....................................  (12,293,317)       (117,365,577)        (5,189,436)        (47,853,092)
     Institutional Class .................................  (13,826,605)       (132,904,959)       (18,998,689)       (175,297,810)
     Service Class .......................................   (1,203,058)        (11,440,835)        (4,000,164)        (36,844,356)
     Investor A Class ....................................   (1,215,828)        (11,622,377)        (1,333,629)        (12,388,057)
     Investor B Class ....................................     (220,152)         (2,096,488)          (704,414)         (6,467,813)
     Investor C Class ....................................      (64,150)           (619,068)          (761,120)         (6,991,375)
                                                            -----------       -------------        -----------        ------------
Net increase .............................................    9,601,200       $  92,454,959         51,453,687        $469,174,961
                                                            ===========       =============        ===========        ============



                                                                                 Government Income Portfolio
                                                             --------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          -----------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------      -------------
Shares sold:
     Investor A Class ....................................   1,346,957        $ 13,989,187             881,467       $  8,660,329
     Investor B Class ....................................     464,797           4,855,774             316,977          3,107,686
     Investor C Class ....................................      88,669             920,805              32,915            320,513
Shares issued in reinvestment of dividends:
     Investor A Class ....................................      10,091             104,065              21,345            208,767
     Investor B Class ....................................      33,042             339,593              90,198            882,206
     Investor C Class ....................................         821               8,446               3,093             30,255
Shares redeemed:
     Investor A Class ....................................  (1,059,853)        (11,028,683)         (1,009,572)        (9,908,818)
     Investor B Class ....................................    (424,042)         (4,388,712)         (1,455,997)       (14,171,917)
     Investor C Class ....................................     (44,782)           (461,681)           (153,802)        (1,499,977)
                                                            ----------        ------------          ----------       ------------
Net increase (decrease) ..................................     415,700        $  4,338,794          (1,273,376)      $(12,370,956)
                                                            ==========        ============          ==========       ============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                                                       GNMA Portfolio
                                                             --------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          -----------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------      -------------
Shares sold:
     Institutional Class .................................     755,808        $  7,454,789           1,810,767       $ 17,240,718
     Service Class .......................................      10,067              99,183             108,059          1,017,579
     Investor A Class ....................................   1,484,992          14,696,037             209,042          1,994,012
     Investor B Class ....................................     112,408           1,114,995              25,489            242,481
     Investor C Class ....................................      25,086             249,018               4,117             39,089
Shares issued in reinvestment of dividends:
     Institutional Class .................................         409               4,058              19,874            191,544
     Service Class .......................................           8                  82                   1                  8
     Investor A Class ....................................       2,660              26,321               3,837             36,489
     Investor B Class ....................................       1,310              12,981               1,306             12,432
     Investor C Class ....................................          82                 821                  10                 91
Shares redeemed:
     Institutional Class .................................    (849,985)         (8,399,828)         (3,476,540)        (33,079,959)
     Service Class .......................................     (13,658)           (135,059)            (97,761)           (920,124)
     Investor A Class ....................................  (1,301,410)        (12,864,514)           (133,467)         (1,264,537)
     Investor B Class ....................................     (32,061)           (319,417)            (15,965)           (152,414)
     Investor C Class ....................................      (1,281)            (12,747)             (3,611)            (34,292)
                                                            ----------        ------------          ----------        ------------
Net increase (decrease) ..................................     194,435        $  1,926,720          (1,544,842)       $(14,676,883)
                                                            ==========        ============          ==========        ============



                                                                                  Managed Income Portfolio
                                                             --------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          -----------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------      -------------
Shares sold:
     Institutional Class .................................     5,026,528      $  51,239,066         46,152,102       $ 446,950,514
     Service Class .......................................     8,906,779         90,139,074         36,473,691         353,591,999
     Investor A Class ....................................       867,163          8,895,675            921,541           8,976,202
     Investor B Class ....................................       172,340          1,765,139             77,426             754,652
     Investor C Class ....................................        28,746            295,023             11,103             108,965
Shares issued in reinvestment of dividends:
     Institutional Class .................................        23,546            238,427            314,630           3,107,878
     Service Class .......................................       232,725          2,353,570            568,795           5,556,541
     Investor A Class ....................................        36,115            366,012             72,523             708,040
     Investor B Class ....................................         9,296             94,186             22,522             219,890
     Investor C Class ....................................            61                625                 --                  --
Shares redeemed:
     Institutional Class .................................   (16,097,674)      (163,188,391)       (56,001,653)       (543,081,920)
     Service Class .......................................    (9,967,598)      (101,699,583)       (35,718,972)       (346,362,494)
     Investor A Class ....................................      (712,219)        (7,265,914)          (808,957)         (7,883,201)
     Investor B Class ....................................       (48,223)          (488,947)          (199,432)         (1,941,119)
     Investor C Class ....................................          (177)            (1,844)            (8,012)            (77,947)
                                                             -----------      -------------        -----------       -------------
Net decrease .............................................   (11,522,592)     $(117,257,882)        (8,122,693)      $ (79,372,000)
                                                             ===========      =============        ===========       =============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------



                                                                                International Bond Portfolio
                                                             ---------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          ------------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------       -------------
Shares sold:
     Institutional Class .................................    1,321,267       $ 13,809,113          1,833,642         $19,307,309
     Service Class .......................................      142,727          1,493,164            187,091           1,971,475
     Investor A Class ....................................      666,360          6,941,039            359,280           3,803,221
     Investor B Class ....................................      154,162          1,610,877            136,761           1,446,660
     Investor C Class ....................................       95,498            999,928             67,834             722,011
Shares issued in reinvestment of dividends:
     Institutional Class .................................       82,677            849,919             77,609             830,322
     Service Class .......................................        6,871             70,666              8,015              85,104
     Investor A Class ....................................       45,765            470,476             18,613             196,768
     Investor B Class ....................................       21,065            216,278             10,735             113,421
     Investor C Class ....................................       16,271            167,373              8,608              91,004
Shares redeemed:
     Institutional Class .................................   (1,510,471)       (15,753,881)          (925,109)         (9,805,617)
     Service Class .......................................     (116,319)        (1,206,846)          (157,556)         (1,654,082)
     Investor A Class ....................................     (136,323)        (1,435,983)          (113,875)         (1,199,308)
     Investor B Class ....................................      (81,065)          (843,969)           (66,814)           (703,611)
     Investor C Class ....................................      (29,456)          (306,151)           (78,041)           (821,214)
                                                             ----------       ------------          ---------         -----------
Net increase .............................................      679,029       $  7,082,003          1,366,793         $14,383,463
                                                             ==========       ============          =========         ===========



                                                                                  High Yield Bond Portfolio
                                                             --------------------------------------------------------------------
                                                              For the Six Months Ended                  For the Year Ended
                                                                 3/31/01(Unaudited)                           9/30/00
                                                             -----------------------------          -----------------------------
                                                             Shares              Value               Shares             Value
                                                             ----------       ------------          ----------      -------------
Shares sold:
     Institutional Class .................................     2,130,996       $ 17,924,447          3,032,666        $ 28,831,220
     Service Class .......................................         1,165              9,973              4,802              45,000
     Investor A Class ....................................       760,296          6,394,721            289,966           2,723,013
     Investor B Class ....................................     2,026,621         17,018,385          1,549,318          14,666,198
     Investor C Class ....................................       806,665          6,844,657            493,464           4,727,253
Shares issued in acquisition:
     Investor B Class ....................................            --                 --          3,138,933          29,192,143
Shares issued in reinvestment of dividends:
     BlackRock Class .....................................             1                  7                  1                  11
     Institutional Class .................................           977              8,209                615               5,782
     Service Class .......................................             2                 15                  1                  11
     Investor A Class ....................................        16,669            139,364             15,040             142,436
     Investor B Class ....................................        91,858            768,823             88,750             831,652
     Investor C Class ....................................        11,021             92,564             16,745             159,836
Shares redeemed:
     Institutional Class .................................    (1,314,814)       (10,865,157)        (1,425,769)        (13,494,689)
     Service Class .......................................            --                 --                 --                  (5)
     Investor A Class ....................................      (393,621)        (3,297,687)          (186,991)         (1,773,455)
     Investor B Class ....................................      (681,542)        (5,683,992)        (1,575,491)        (14,692,503)
     Investor C Class ....................................       (82,189)          (682,451)          (360,703)         (3,394,168)
                                                              ----------       ------------         ----------        ------------
Net increase .............................................     3,374,105       $ 28,671,878          5,081,347        $ 47,969,735
                                                              ==========       ============         ==========        ============

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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     On March 31, 2001, one shareholder held approximately 12% of the outstanding shares of the Intermediate Bond Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(E) AT MARCH 31, 2001, NET ASSETS CONSISTED OF:

                                                              Low          Intermediate
                                                           Duration         Government       Intermediate        Core Bond
                                                             Bond              Bond              Bond          Total Return
                                                           Portfolio         Portfolio         Portfolio         Portfolio
                                                           ------------     ------------       ------------     --------------
     Capital paid-in ...................................   $356,997,755     $356,776,737      $ 774,864,757     $1,568,505,170
     Undistributed net investment income ...............      9,183,095           37,973            341,731          2,421,504
     Accumulated net realized gain ( loss)
       on investment transactions, futures
       contracts, options contracts, swap contracts
       and foreign exchange contracts ..................    (11,367,112)      (7,722,070)            70,701         16,732,541
     Net unrealized appreciation on investment
       transactions, futures contracts, options
       contracts, swap contracts and foreign
       exchange contracts ..............................      5,203,252        7,606,266         15,726,278         21,338,237
                                                           ------------     ------------       ------------     --------------
                                                           $360,016,990     $356,698,906       $791,003,467     $1,608,997,452
                                                           ============     ============       ============     ==============

                                                  Government                     Managed      International  High Yield
                                                    Income         GNMA          Income           Bond          Bond
                                                   Portfolio     Portfolio      Portfolio       Portfolio     Portfolio
                                                   -----------  ------------   --------------  -----------   ------------
     Capital paid-in ............................. $37,825,206  $ 99,786,696   $1,405,924,454  $90,173,531   $164,568,233
     Undistributed net investment income .........          --            --          545,880           --             --
     Distributions in excess of net
       investment income .........................    (115,182)      (26,836)              --     (190,086)       (78,610)
     Accumulated net realized gain (loss)
       on investment transactions, futures
       contracts, options contracts, swap
       contracts and foreign exchange
       contracts .................................    (454,805)      647,633      (16,386,720)  (1,301,774)    (5,523,240)
     Net unrealized appreciation
       (depreciation) on investment
       transactions, futures contracts, options
       contracts, swap contracts and foreign
       exchange contracts ........................     377,949     2,370,297       19,551,060      496,642    (19,282,147)
                                                   -----------  ------------   --------------  -----------   ------------
                                                   $37,633,168  $102,777,790   $1,409,634,674  $89,178,313   $139,684,236
                                                   ===========  ============   ==============  ===========   ============

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 2000, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                            Capital Loss Carryforward      Year of Expiration
                                            -------------------------      ------------------
   Low Duration Bond Portfolio:                    $   154,306                    2002
                                                       767,646                    2003
                                                       470,894                    2004
                                                       230,754                    2008

   Intermediate Government Bond Portfolio:           5,634,692                    2008

   Intermediate Bond Portfolio:                      6,230,483                    2008

   Core Bond Total Return Portfolio:                13,773,053                    2008

   Government Income Portfolio:                        861,594                    2008

   GNMA Portfolio:                                     195,028                    2008

   Managed Income Portfolio:                         8,409,204                    2008

   International Bond Portfolio:                       147,469                    2008

   High Yield Bond Portfolio:                          683,582                    2007
                                                       603,164                    2008

     At September 30, 2000, deferred post-October losses for the Low Duration Bond Portfolio were $2,158,953, for the Intermediate Government Bond Portfolio were $3,519,070, for the Intermediate Bond Portfolio were $4,779,071, for the Core Bond Total Return Portfolio were $4,478,618, for the Government Income Portfolio were $496,368, for the GNMA Portfolio were $60,586, for the Managed Income Portfolio were $24,597,245, for the International Bond Portfolio were $1,307,231 and for the High Yield Bond Portfolio were $983,694.

(G)    REORGANIZATION

     On October 4, 1999, October 12, 1999 and May 5, 2000, the Board of Trustees of the Fund, the Board of Directors of Independence Square Income Securities, Inc. ("ISIS") and the Shareholders of ISIS, respectively, approved an asset purchase agreement between the Fund and ISIS. The agreement provided for the acquisition by the BlackRock High Yield Portfolio of all of the assets and liabilities of ISIS in a tax-free exchange for Investor B shares of the Portfolio and the distribution of such Investor B shares to the participating shareholders of ISIS in the liquidation of ISIS. On May 18, 2000, shares in the amount of 3,138,933 were issued, net assets of $29,192,143 were converted, the net asset value per share issued was $9.30 and unrealized appreciation of assets acquired as of the conversion date was $1,417,192.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

Investment Adviser
   BlackRock Advisors,Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Financial Management,Inc.
   New York, New York 10154

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153




Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103


To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

--------------------------------------------------------------------------------
                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $24 BILLION IN 42 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
----------------
     Large Cap Value Equity             European Equity
     Large Cap Growth Equity            International Equity
     Mid-Cap Value Equity               International Small Cap Equity
     Mid-Cap Growth Equity              Asia Pacific Equity
     Small Cap Value Equity             International Emerging Markets
     Small Cap Growth Equity            Select Equity
     Micro-Cap Equity                   Core Equity
     Global Science & Technology        Index Equity
     Global Communications

STOCK & BOND PORTFOLIOS
-----------------------

     Balanced

BOND PORTFOLIOS
---------------
     Low Duration Bond                  Managed Income
     Intermediate Government Bond       Core Bond Total Return
     Intermediate Bond                  Core PLUS Total Return
     Government Income                  International Bond
     GNMA                               High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------

     Tax-Free Income                    Ohio Tax-Free Income
     Pennsylvania Tax-Free Income       Delaware Tax-Free Income
     New Jersey Tax-Free Income         Kentucky Tax-Free Income


MONEY MARKET PORTFOLIOS
-----------------------

     Money Market                       North Carolina Municipal Money Market
     U.S. Treasury Money Market         Ohio Municipal Money Market
     Municipal Money Market             Pennsylvania Municipal Money Market
     New Jersey Municipal Money Market  Virginia Municipal Money Market



                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 42 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.
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       [GRAPHIC OMITTED]
               BLACKROCK
                   FUNDS
PURE INVESTMENT STYLE(R)

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                  SAR 3/31/01 TP